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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

MEMBERS(R) Mutual Funds

Semi-annual Report
April 30, 2010

CONSERVATIVE ALLOCATION FUND

MODERATE ALLOCATION FUND

AGGRESSIVE ALLOCATION FUND

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

DIVERSIFIED INCOME FUND

EQUITY INCOME FUND

LARGE CAP VALUE FUND

LARGE CAP GROWTH FUND

MID CAP FUND

SMALL CAP FUND

INTERNATIONAL STOCK FUND

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of securities unless preceded or accompanied by a prospectus.

MEMBERS Mutual Funds | April 30, 2010

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about MEMBERS Mutual Funds, including charges and expenses, request a prospectus from your financial advisor or from MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

MEMBERS Mutual Funds | April 30, 2010
MEMBERS MUTUAL FUNDS PERFORMANCE
			Average Annual Total Returns
			As of April 30, 2010								As of March 31, 2010
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
FIXED INCOME FUNDS - maximum sales charge 4.5%
Cash Reserves Fund - No Sales Charge
Class A	Without Sales Charge	MFAXX	0.00%	0.00%	0.00%	0.00%	1.55%	2.54%	2.41%	2.88%	0.00%	0.00%	1.68%	2.57%	2.46%	2.90%	0.55%
Class B	Without Sales Charge	MFBXX	0.00%	0.00%	0.00%	0.00%	1.15%	1.99%	1.77%	2.21%	0.00%	0.00%	1.26%	2.01%	1.81%	2.23%	1.30%
	With Sales Charge		-4.50%	-4.50%	-4.50%	-4.50%	0.00%	1.61%	1.77%	2.21%	-4.50%	-4.50%	0.11%	1.64%	1.81%	2.23%
90-day U.S. T-Bill (Citigroup/Salomon)			0.01%	0.02%	0.03%	0.12%	1.66%	2.72%	2.65%	3.09%	0.02%	0.13%	1.80%	2.76%	2.70%	3.11%

Bond Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MBOAX	0.78%	0.60%	2.11%	4.97%	4.69%	4.00%	4.96%	4.72%	1.31%	4.21%	4.58%	4.09%	4.83%	4.69%	0.90%
	With Sales Charge		-3.71%	-3.95%	-2.48%	0.22%	3.10%	3.05%	4.48%	4.33%	-3.23%	-0.51%	2.99%	3.13%	4.35%	4.30%
Class B	Without Sales Charge	MBOBX	0.72%	0.41%	1.76%	4.19%	3.91%	3.22%	4.17%	3.94%	1.03%	3.43%	3.80%	3.31%	4.05%	3.90%	1.65%
	With Sales Charge		-3.78%	-4.09%	-2.74%	-0.31%	2.82%	2.86%	4.17%	3.94%	-3.47%	-1.07%	2.71%	2.96%	4.05%	3.90%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index6			1.00%	1.18%	2.74%	7.84%	6.44%	5.46%	6.49%	6.04%	1.72%	6.95%	6.28%	5.54%	6.34%	6.00%
Class Y	Without Sales Charge		0.80%	0.57%	2.09%	5.24%	4.96%	N/A	N/A	5.41%	1.27%	4.36%	4.81%	N/A	N/A	5.30%	0.65%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index6			1.00%	1.18%	2.74%	7.84%	6.44%	N/A	N/A	7.04%	1.72%	6.95%	6.28%	N/A	N/A	6.91%

High Income Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MHNAX	1.94%	4.33%	4.87%	22.66%	4.76%	6.58%	5.71%	5.09%	2.87%	25.76%	4.57%	5.96%	5.54%	4.96%	1.00%
	With Sales Charge		-2.62%	-0.39%	0.13%	17.09%	3.15%	5.61%	5.22%	4.70%	-1.78%	20.02%	3.00%	4.98%	5.06%	4.57%
Class B	Without Sales Charge	MHNBX	1.71%	3.93%	4.56%	21.66%	3.93%	5.78%	4.91%	4.31%	2.80%	24.87%	3.80%	5.19%	4.76%	4.20%	1.75%
	With Sales Charge		-2.79%	-0.57%	0.06%	17.16%	2.93%	5.47%	4.91%	4.31%	-1.70%	20.37%	2.80%	4.89%	4.76%	4.20%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index			2.27%	5.54%	7.13%	44.21%	7.18%	8.42%	7.59%	6.42%	4.75%	56.95%	6.85%	7.70%	7.34%	6.27%
Class Y	Without Sales Charge		1.82%	4.25%	4.81%	22.83%	4.96%	N/A	N/A	6.90%	2.94%	26.12%	4.87%	N/A	N/A	6.54%	0.75%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index			2.27%	5.54%	7.13%	44.21%	7.18%	N/A	N/A	9.00%	4.75%	56.95%	6.85%	N/A	N/A	8.56%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.membersfunds.com for performance data current to the most recent month-end. This piece must be accompanied or preceded by a current MEMBERS Mutual Funds prospectus. Mosaic Funds Distributor, LLC. April 30, 2010.
Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance (continued) | April 30, 2010
MEMBERS MUTUAL FUNDS PERFORMANCE (continued)			Average Annual Total Returns
			As of April 30, 2010								As of March 31, 2010
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
HYBRID FUNDS - maximum sales charge 5.75%
Diversified Income Fund
Class A	Without Sales Charge	MBLAX	1.29%	4.95%	4.65%	20.60%	-0.18%	3.22%	2.34%	4.35%	3.31%	22.33%	-0.02%	2.81%	2.05%	4.27%	1.10%
	With Sales Charge		-4.51%	-1.05%	-1.40%	13.72%	-2.14%	2.01%	1.73%	3.85%	-2.66%	15.32%	-1.98%	1.60%	1.45%	3.77%
Class B	Without Sales Charge	MBLNX	1.22%	4.83%	4.47%	19.70%	-0.91%	2.45%	1.58%	3.58%	3.20%	21.55%	-0.75%	2.05%	1.29%	3.50%	1.85%
	With Sales Charge		-3.28%	0.33%	-0.03%	15.20%	-1.90%	2.12%	1.58%	3.58%	-1.30%	17.05%	-1.73%	1.72%	1.29%	3.50%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index6			1.00%	1.18%	2.74%	7.84%	6.44%	5.46%	6.49%	6.04%	1.72%	6.95%	6.28%	5.54%	6.34%	6.00%
Russell 1000¨ Index			1.85%	11.67%	7.65%	40.21%	-4.71%	3.07%	0.16%	4.05%	5.70%	51.60%	-3.98%	2.31%	-0.36%	3.92%
Conservative Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MCNAX	0.93%	3.29%	3.18%	18.43%	-0.44%	N/A	N/A	2.08%	2.22%	23.02%	-0.29%	N/A	N/A	1.88%	1.39%
	With Sales Charge		-4.88%	-2.66%	-2.76%	11.57%	-2.38%	N/A	N/A	0.52%	-3.66%	15.97%	-2.23%	N/A	N/A	0.28%
Class B	Without Sales Charge	MCNBX	0.83%	3.10%	2.88%	17.55%	-1.19%	N/A	N/A	1.33%	2.03%	22.07%	-1.03%	N/A	N/A	1.14%	2.14%
	With Sales Charge		-3.67%	-1.40%	-1.62%	13.05%	-2.27%	N/A	N/A	0.59%	-2.47%	17.57%	-2.12%	N/A	N/A	0.39%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index6			1.00%	1.18%	2.74%	7.84%	6.44%	N/A	N/A	7.04%	1.72%	6.95%	6.28%	N/A	N/A	6.91%
Conservative Allocation Custom Index3			1.21%	4.58%	4.27%	18.74%	2.86%	N/A	N/A	5.24%	3.02%	21.91%	3.06%	N/A	N/A	5.02%
Class C	Without Sales Charge	MCOCX	0.83%	3.09%	2.88%	17.53%	N/A	N/A	N/A	-1.02%	2.03%	22.20%	N/A	N/A	N/A	-1.45%	2.14%
	With Sales Charge		-0.17%	2.09%	1.88%	16.53%	N/A	N/A	N/A	-1.02%	1.03%	21.20%	N/A	N/A	N/A	-1.45%
Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index6			1.00%	1.18%	2.74%	7.84%	N/A	N/A	N/A	5.83%	1.72%	6.95%	N/A	N/A	N/A	5.56%
Conservative Allocation Custom Index3			1.21%	4.58%	4.27%	18.74%	N/A	N/A	N/A	3.16%	3.02%	21.91%	N/A	N/A	N/A	2.70%
Moderate Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MMDAX	1.19%	5.52%	4.34%	24.25%	-4.10%	N/A	N/A	0.14%	3.12%	31.90%	-3.73%	N/A	N/A	-0.17%	1.53%
	With Sales Charge		-4.58%	-0.53%	-1.68%	17.07%	-5.98%	N/A	N/A	-1.39%	-2.83%	24.25%	-5.61%	N/A	N/A	-1.73%
Class B	Without Sales Charge	MMDRX	1.08%	5.18%	3.89%	23.24%	-4.86%	N/A	N/A	-0.63%	2.78%	30.81%	-4.49%	N/A	N/A	-0.93%	2.28%
	With Sales Charge		-3.42%	0.68%	-0.61%	18.74%	-5.94%	N/A	N/A	-1.38%	-1.72%	26.31%	-5.58%	N/A	N/A	-1.69%
S&P 500 Index			1.58%	11.05%	7.05%	38.84%	-5.05%	N/A	N/A	0.32%	5.39%	49.77%	-4.17%	N/A	N/A	-0.09%
Moderate Allocation Custom Index4			1.11%	6.50%	4.73%	27.14%	-0.07%	N/A	N/A	3.76%	3.58%	34.22%	0.45%	N/A	N/A	3.53%
Class C	Without Sales Charge	MMDCX	1.08%	5.29%	4.00%	23.37%	N/A	N/A	N/A	-4.71%	2.89%	30.77%	N/A	N/A	N/A	-5.38%	2.28%
	With Sales Charge		0.08%	4.29%	3.00%	22.37%	N/A	N/A	N/A	-4.71%	1.89%	29.77%	N/A	N/A	N/A	-5.38%
S&P 500 Index			1.58%	11.05%	7.05%	38.84%	N/A	N/A	N/A	-4.14%	5.39%	49.77%	N/A	N/A	N/A	-5.01%
Moderate Allocation Custom Index 4			1.11%	6.50%	4.73%	27.14%	N/A	N/A	N/A	0.85%	3.58%	34.22%	N/A	N/A	N/A	0.35%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance ( continued) | April 30, 2010
MEMBERS MUTUAL FUNDS PERFORMANCE (continued)			Average Annual Total Returns
			As of April 30, 2010								As of March 31, 2010
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
Aggressive Allocation Fund - Inception Date 6/30/2006 for Class A and B, 2/29/2008 for Class C
Class A	Without Sales Charge	MAGSX	1.25%	7.23%	4.58%	31.10%	-7.56%	N/A	N/A	-1.76%	3.29%	43.03%	-6.92%	N/A	N/A	-2.12%	1.69%
	With Sales Charge		-4.61%	1.02%	-1.44%	23.54%	-9.36%	N/A	N/A	-3.27%	-2.66%	34.79%	-8.74%	N/A	N/A	-3.66%
Class B	Without Sales Charge	MAGBX	1.14%	7.01%	4.24%	30.00%	-8.26%	N/A	N/A	-2.51%	3.06%	42.06%	-7.62%	N/A	N/A	-2.86%	2.44%
	With Sales Charge		-3.36%	2.51%	-0.26%	25.50%	-9.33%	N/A	N/A	-3.26%	-1.44%	37.56%	-8.70%	N/A	N/A	-3.62%
S&P 500 Index			1.58%	11.05%	7.05%	38.84%	-5.05%	N/A	N/A	0.32%	5.39%	49.77%	-4.17%	N/A	N/A	-0.09%
Aggressive Allocation Custom Index5			0.82%	8.01%	4.70%	36.04%	-3.31%	N/A	N/A	2.08%	3.85%	48.02%	-2.42%	N/A	N/A	1.91%
Class C	Without Sales Charge	MAACX	1.14%	7.00%	4.24%	29.96%	N/A	N/A	N/A	-8.20%	3.06%	41.99%	N/A	N/A	N/A	-9.00%	2.44%
	With Sales Charge		0.14%	6.00%	3.24%	28.96%	N/A	N/A	N/A	-8.20%	2.06%	40.99%	N/A	N/A	N/A	-9.00%
S&P 500 Index			1.58%	11.05%	7.05%	38.84%	N/A	N/A	N/A	-4.14%	5.39%	49.77%	N/A	N/A	N/A	-5.01%
Aggressive Allocation Custom Index 5			0.82%	8.01%	4.70%	36.04%	N/A	N/A	N/A	-2.01%	3.85%	48.02%	N/A	N/A	N/A	-2.47%

EQUITY FUNDS - maximum sales charge 5.75%
Equity Income Fund- Inception Date 10/31/09
Class A	Without Sales Charge	MENAX	0.38%	3.77%	3.66%	N/A	N/A	N/A	N/A	4.70%	3.27%	N/A	N/A	N/A	N/A	4.30%	1.25%
	With Sales Charge		-5.39%	-2.20%	-2.30%	N/A	N/A	N/A	N/A	-1.32%	-2.67%	N/A	N/A	N/A	N/A	-1.70%
Class Y	Without Sales Charge		0.38%	3.76%	3.66%	N/A	N/A	N/A	N/A	4.80%	3.26%	N/A	N/A	N/A	N/A	4.40%	1.00%
S&P 500 Index			1.58%	11.05%	7.05%	N/A	N/A	N/A	N/A	15.66%	5.39%	N/A	N/A	N/A	N/A	13.87%
CBOE BuyWrite Monthly Index			-0.23%	5.17%	0.85%	N/A	N/A	N/A	N/A	9.61%	1.08%	N/A	N/A	N/A	N/A	9.86%

Large Cap Value Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MGWAX	0.77%	8.08%	4.90%	32.43%	-9.17%	0.19%	-0.67%	2.49%	4.10%	43.37%	-8.28%	-0.28%	-0.74%	2.44%	1.16%
	With Sales Charge		-5.00%	1.90%	-1.09%	24.81%	-10.94%	-0.99%	-1.26%	2.00%	-1.85%	35.18%	-10.07%	-1.45%	-1.32%	1.95%
Class B	Without Sales Charge	MGWBX	0.69%	7.90%	4.69%	31.41%	-9.85%	-0.55%	-1.42%	1.72%	3.97%	42.37%	-8.95%	-1.01%	-1.47%	1.68%	1.91%
	With Sales Charge		-3.81%	3.40%	0.19%	26.91%	-10.88%	-0.94%	-1.42%	1.72%	-0.53%	37.87%	-9.99%	-1.39%	-1.47%	1.68%
Russell 1000¨ Value Index			2.59%	12.72%	9.55%	42.28%	-7.66%	1.93%	3.48%	4.83%	6.78%	53.56%	-7.33%	1.05%	3.10%	4.65%
Class Y	Without Sales Charge		0.77%	8.08%	5.00%	32.77%	-8.94%	N/A	N/A	-2.58%	4.19%	43.73%	-8.03%	N/A	N/A	-2.83%	0.95%
Russell 1000¨ Value Index			2.59%	12.72%	9.55%	42.28%	-7.66%	N/A	N/A	-1.40%	6.78%	53.56%	-7.33%	N/A	N/A	-2.10%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance (continued) | April 30, 2010
MEMBERS MUTUAL FUNDS PERFORMANCE (continued)			Average Annual Total Returns
			As of April 30, 2010								Aas of March 31, 2010
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
Large Cap Growth Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MCAAX	1.71%	8.86%	4.13%	31.55%	-1.49%	2.71%	-0.22%	3.41%	2.38%	40.22%	-0.65%	1.86%	-0.86%	3.30%	1.20%
	With Sales Charge		-4.13%	2.62%	-1.85%	24.00%	-3.41%	1.51%	-0.81%	2.92%	-3.50%	32.13%	-2.58%	0.66%	-1.45%	2.80%
Class B	Without Sales Charge	MCPBX	1.63%	8.62%	3.85%	30.61%	-2.23%	1.94%	-0.96%	2.66%	2.19%	39.24%	-1.41%	1.10%	-1.60%	2.54%	1.95%
	With Sales Charge		-2.87%	4.12%	-0.65%	26.11%	-3.38%	1.57%	-0.96%	2.66%	-2.31%	34.74%	-2.58%	0.71%	-1.60%	2.54%
Russell 1000¨ Growth Index			1.12%	10.64%	5.81%	38.16%	-1.93%	4.05%	-3.64%	2.50%	4.65%	49.75%	-0.78%	3.42%	-4.21%	2.42%
Class Y	Without Sales Charge		1.70%	8.89%	4.25%	31.95%	-1.25%	N/A	N/A	2.53%	2.51%	40.60%	-0.40%	N/A	N/A	2.13%	0.95%
Russell 1000¨ Growth Index			1.12%	10.64%	5.81%	38.16%	-1.93%	N/A	N/A	2.45%	4.65%	49.75%	-0.78%	N/A	N/A	2.20%

Mid Cap Fund - Inception Date 2/29/2000 for Class A and B, 6/30/2006 for Class Y
Class A	Without Sales Charge	MERAX	4.29%	13.42%	9.18%	38.15%	-5.69%	3.94%	-3.72%	-5.10%	4.68%	61.56%	-5.59%	2.69%	-5.28%	-5.54%	1.40%
	With Sales Charge		-1.69%	6.97	2.82%	30.14%	-7.55%	2.70%	-4.29%	-5.65%	-1.41%	52.32%	-7.44%	1.49%	-5.84%	-6.09%
Class B	Without Sales Charge	MERBX	4.05%	13.00%	8.67%	36.80%	-6.48%	3.11%	-4.47%	-5.83%	4.44%	59.88%	-6.33%	1.90%	-6.00%	-6.24%	2.15%
	With Sales Charge		-0.45%	8.50%	4.17%	32.30%	-7.58%	2.75%	-4.47%	-5.83%	-0.06%	55.38%	-7.42%	1.53%	-6.00%	-6.24%
Russell Midcap¨ Index			3.76%	16.65%	12.76%	50.83%	-3.32%	5.65%	5.74%	5.97%	8.67%	67.71%	-3.30%	4.20%	0.048	5.63%
Russell Midcap¨ Growth Index			2.97%	15.47%	10.87%	46.95%	-2.49%	5.74%	-0.39%	-1.03%	7.67%	63.00%	-2.04%	4.27%	-1.69%	-1.32%
Class Y	Without Sales Charge		4.26%	13.29%	8.89%	38.35%	-5.47%	N/A	N/A	0.36%	4.44%	61.60%	-5.36%	N/A	N/A	-0.74%	1.15%
Russell Midcap¨ Index			3.76%	16.65%	12.76%	50.83%	-3.32%	N/A	N/A	1.99%	8.67%	67.71%	-3.30%	N/A	N/A	1.03%
Russell Midcap¨ Growth Index			2.97%	15.47%	10.87%	46.95%	-2.49%	N/A	N/A	2.21%	7.67%	63.00%	-2.04%	N/A	N/A	1.47%

Small Cap Fund - Inception Date 12/27/2006 for Class A and B, 1/9/2007 for Class Y
Class A	Without Sales Charge	MASVX	5.03%	16.25%	15.59%	49.89%	-0.45%	N/A	N/A	1.46%	10.06%	66.62%	-1.41%	N/A	N/A	-0.01%	1.50%
	With Sales Charge		-0.97%	9.53%	8.95%	41.21%	-2.40%	N/A	N/A	-0.32%	3.73%	56.96%	-3.35%	N/A	N/A	-1.81%
Class B	Without Sales Charge	MBSVX	5.09%	16.06%	15.26%	48.82%	-0.98%	N/A	N/A	0.89%	9.68%	65.18%	-1.98%	N/A	N/A	-0.61%	2.25%
	With Sales Charge		0.59%	11.56%	10.76%	44.32%	-2.13%	N/A	N/A	0.01%	5.18%	60.68%	-3.12%	N/A	N/A	-1.52%
Russell 2000¨ Index			5.66%	19.41%	15.01%	48.95%	-2.79%	N/A	N/A	-1.42%	8.85%	62.76%	-3.99%	N/A	N/A	-3.11%
Russell 2000¨ Value Index			7.00%	21.27%	17.72%	52.44%	-3.89%	N/A	N/A	-2.79%	10.02%	65.07%	-5.70%	N/A	N/A	-4.85%
Class Y	Without Sales Charge		5.15%	16.31%	15.65%	50.21%	-0.18%	N/A	N/A	2.31%	9.98%	66.86%	-1.19%	N/A	N/A	0.79%	1.25%
Russell 2000¨ Index			5.66%	19.41%	15.01%	48.95%	-2.79%	N/A	N/A	-1.03%	8.85%	62.76%	-3.99%	N/A	N/A	-2.73%
Russell 2000¨ Value Index			7.00%	21.27%	17.72%	52.44%	-3.89%	N/A	N/A	-2.34%	10.02%	65.07%	-5.70%	N/A	N/A	-4.42%

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | MEMBERS Mutual Funds Performance (concluded) | April 30, 2010
MEMBERS MUTUAL FUNDS PERFORMANCE (concluded)			Average Annual Total Returns
			Monthly as of April 30, 2010								Quarterly as of March 31, 2010
		Ticker Symbol	One Month	Three Months	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Year-to- Date	One Year	Three Years	Five Years	Ten Years	Since Inception1	Expense Ratio2
International Stock Fund - Inception Date 6/30/2006 for Class Y
Class A	Without Sales Charge	MINAX	-2.15%	3.20%	-1.09%	30.80%	-6.63%	4.65%	3.97%	4.50%	1.09%	47.64%	-4.87%	4.57%	3.59%	4.71%	1.60%
	With Sales Charge		-7.75%	-2.72%	-6.80%	23.25%	-8.45%	3.42%	3.36%	4.00%	-4.75%	39.19%	-6.73%	3.34%	2.98%	4.21%
Class B	Without Sales Charge	MINBX	-2.18%	3.03%	-1.40%	29.89%	-7.32%	3.86%	3.20%	3.72%	0.80%	46.45%	-5.58%	3.78%	2.82%	3.93%	2.35%
	With Sales Charge		-6.58%	-1.47%	-5.84%	25.39%	-8.19%	3.56%	3.20%	3.72%	-3.70%	41.95%	-6.46%	3.48%	2.82%	3.93%
MSCI EAFE Index			-1.73%	3.76%	-0.80%	35.02%	-8.45%	4.34%	2.05%	4.83%	0.94%	55.20%	-6.55%	4.24%	1.68%	5.02%
Class Y	Without Sales Charge		-2.15%	3.31%	-0.99%	31.13%	-6.39%	N/A	N/A	-0.22%	1.19%	48.01%	-4.61%	N/A	N/A	0.36%	1.35%
MSCI EAFE Index			-1.73%	3.76%	-0.80%	35.02%	-8.45%	N/A	N/A	-0.18%	0.94%	55.20%	-6.55%	N/A	N/A	0.28%

1	Fund Inception Date is 12/29/1997 unless noted.
2	See Fund prospectus for further details on annual fund operating expenses.
3	Conservative Allocation Custom Index consists of 65% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index, 30% Russell 3000 Index and 5% MSCI EAFE Index.
4	Moderate Allocation Custom Index consists of 45% Russell 3000 Index, 40% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 15% MSCI EAFE Index.
5	Aggressive Allocation Custom Index consists of 55% Russell 3000 Index, 15% Bank of America Merrill Lynch U.S. Corp. Govt. & Mtg. Index and 30% MSCI EAFE Index.
6	Bank of America Merrill Lynch US Corp, Govt & Mortg Index is prior Merrill Lynch US Domestic Master Index.

Not Part of the Semi-annual Report

MEMBERS Mutual Funds | April 30, 2010

Review of Period

ECONOMIC OVERVIEW

The economic climate over the six-month period of this report was characterized by considerable optimism fueled by positive economic news, even though these improvements typically came from deeply depressed levels. While unprecedented economic stimulus seemed to be gaining traction around the world, this was of little comfort to those represented in the persistently high domestic unemployment numbers, or among the increasing percentage of U.S. homeowners whose mortgages showed a larger balance than the value of their homes.

Despite the hurdles of high unemployment and a still-troubled housing market, the broad domestic indices were up solidly. The S&P 500 rose 15.7% over the period, considerably stronger than the broad international index, MSCI EAFE, which rose just 2.7%. Domestically, smaller stocks outperformed larger stocks, a part of the trend which rewarded higher-risk assets. Bonds were generally positive as well as they followed the same quality trend as stocks, with the high-yield market continuing to outpace lower-risk bond assets.

Optimism over a strong rebound in corporate earnings was a key driver for the stock market as investors who had moved to the sidelines, earning little in cash, were enticed back to stocks. Cyclical sectors excelled during this upturn with industrial and consumer discretionary stocks leading the way. The Technology Sector was the leader from the market bottom, however, profit taking and growth concerns led to weaker relative performance in the early months of 2010. Defensively oriented sectors such as Health Care, Utilities and Consumer Staples were among the laggards.

As we look towards the remainder of 2010, we remain somewhat optimistic about the domestic economy. We will be carefully monitoring trouble spots around the world, most notably the sovereign debt crisis in Greece. A general concern for us is the manner in which the market, still fresh from the deep losses of 2008 and early 2009, seems to be complacent regarding risk. As a result, we would look at a market correction as a healthy and natural outcome of the steep recovery in stocks since the market bottom of March, 2009. It might also be the spark needed to shift investors from the low-quality stocks and bonds that have led the market over the past year towards the more fundamentally sound investments which are more typical of our holdings in most of our MEMBERS funds.

MEMBERS Mutual Funds | April 30, 2010
CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Conservative Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2010 was a smooth investing environment that resulted in relatively high returns with low volatility. Improving U.S. economic and employment related data, in addition to continued accommodation by the Federal Reserve, gave investors the confidence they needed to push markets higher. In terms of major asset class performance, U.S. stocks, as measured by the S&P 500 Index, led the way with a strong 15.66% return. Returns on international stocks were quite lackluster in comparison, with the developed markets MSCI EAFE Index gaining 2.68%. U.S. core bonds returned 2.54% as measured by the Barclays U.S. Aggregate Bond Index.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Bond Funds	66%
Foreign Bond Funds	6%
Foreign Stock Funds	5%
Money Market Funds and Other Net Assets	1%
Stock Funds	22%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Conservative Allocation Fund (Class A shares at net asset value) returned 6.13%, underperforming the Conservative Allocation Fund Custom Index return of 6.86%. The underperformance of our core bond positions explained the majority of the modest shortfall. Additionally, our focus on large cap equities was a detriment to performance, as small and mid cap stocks outperformed larger names by a fairly wide margin over the period.

Contributors to fund performance included: MEMBERS Large Cap Growth Fund Class Y which returned 13.60% for the period, MEMBERS Large Cap Value Fund Class Y which returned 12.94%, and Templeton Global Bond Fund which returned 11.16%.

Detractors from fund performance included: MEMBERS Bond Fund Class Y which returned 1.47% for the period, Madison Mosaic Institutional Bond Fund which returned 1.53%, and MEMBERS International Stock Fund Class Y which returned 3.19%.

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Conservative Allocation Fund (concluded)

FUND CHANGES

Over the period we transitioned the portfolio to a more conservative posture. We reduced our direct international equity position by over 40% and added to our fixed income holdings. New positions added to the fund included MEMBERS Equity Income Fund Class Y (a covered call strategy) and Calamos Growth & Income Fund. We consider both funds defensive equity positions. We also increased our exposure to investment grade corporate bonds by initiating a position in PIMCO Investment Grade Corporate Bond Fund. Lastly, Oppenheimer International Bond Fund was sold in favor of Templeton Global Bond Fund, and our position in Nakoma Absolute Return Fund was eliminated in favor of traditional fixed income investments.

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Moderate Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2010 was a smooth investing environment that resulted in relatively high returns with low volatility. Improving economic and employment related data, in addition to continued accommodation by the Federal Reserve, gave investors the confidence they needed to push markets higher. In terms of major asset class performance, U.S. stocks, as measured by the S&P 500 Index, led the way with a strong 15.66% return. Returns on international stocks were quite lackluster in comparison, with the developed markets MSCI EAFE Index gaining 2.68%. U.S. core bonds returned 2.54% as measured by the Barclays U.S. Aggregate Bond Index.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Bond Funds	40%
Foreign Bond Funds	5%
Foreign Stock Funds	8%
Money Market Funds and Other Net Assets	1%
Stock Funds	46%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Moderate Allocation Fund (Class A shares at net asset value) returned 8.66%, modestly underperforming the Moderate

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Moderate Allocation Fund (concluded)

Allocation Fund Custom Index return of 9.18%. The underperformance of our core bond positions and our focus on large cap equities were the main detriments to performance, as small and mid cap stocks outperformed larger names by a fairly wide margin over the period.

Contributors to fund performance included: Fairholme Fund which returned 28.87% for the period, MEMBERS Small Cap Fund Class Y which returned 24.44%, MEMBERS Mid Cap Fund Class Y which returned 18.00%, and MEMBERS Large Cap Growth Fund Class Y which returned 13.60%.

Detractors from fund performance included: MEMBERS Bond Fund Class Y which returned 1.47% for the period, Madison Mosaic Institutional Bond Fund which returned 1.53%, and MEMBERS International Stock Fund Class Y which returned 3.19%.

FUND CHANGES

Over the period we transitioned the portfolio to a more conservative posture. We reduced our direct international equity position by nearly 50%, trimmed our small cap position, and added to our fixed income holdings. New positions added to the fund included MEMBERS Equity Income Fund Class Y (a covered call strategy) and Calamos Growth & Income. We consider both funds defensive equity positions. We also increased our exposure to investment grade corporate bonds by initiating a position in PIMCO Investment Grade Corporate Bond Fund. Lastly, Oppenheimer International Bond Fund was sold in favor of Templeton Global Bond Fund, and our position in Nakoma Absolute Return Fund was eliminated in favor of traditional fixed income investments.

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Aggressive Allocation Fund invests primarily in shares of registered investment companies (the "underlying funds"). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC ("Madison"), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation:

•Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.

•Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

•Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison employs a risk management sleeve within the fund for the purpose of risk reduction when and if conditions exist that require reduction of equity exposure.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2010 was a smooth investing environment that resulted in relatively high returns with low volatility.

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Aggressive Allocation Fund (concluded)

Improving economic and employment related data, in addition to continued accommodation by the Federal Reserve, gave investors the confidence they needed to push markets higher. In terms of major asset class performance, U.S. stocks, as measured by the S&P 500 Index, led the way with a strong 15.66% return. Returns on international stocks were quite lackluster in comparison, with the developed markets MSCI EAFE Index gaining 2.68%. U.S. core bonds returned 2.54% as measured by the Barclays U.S. Aggregate Bond Index.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Bond Funds	11%
Foreign Bond Funds	2%
Foreign Stock Funds	11%
Money Market Funds and Other Net Assets	1%
Stock Funds	75%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Aggressive Allocation Fund (Class A shares at net asset value) returned 10.76%, in line with the Aggressive Allocation Fund Custom Index return of 10.72%. The largest positive impact on performance was our below benchmark allocation to international equities. The positive impact of our international underweight was countered by our focus on larger cap domestic stocks, as small and mid cap equities outperformed larger names by a fairly wide margin over the period.

Contributors to fund performance included: Fairholme Fund which returned 28.87% for the period, MEMBERS Small Cap Fund Class Y which returned 24.44%, MEMBERS Mid Cap Fund Class Y which returned 18.00%, and MEMBERS Large Cap Growth Fund Class Y which returned 13.60%.

Detractors from fund performance included: MEMBERS Bond Fund Class Y which returned 1.47% for the period, MEMBERS International Stock Fund Class Y which returned 3.19%, and Calamos Growth & Income Fund which returned 7.81%.

FUND CHANGES

Over the period we transitioned the portfolio to a more conservative posture. We reduced our direct international equity position by roughly 60%, trimmed our small and mid cap positions, and added to our fixed income holdings. New positions added to the fund included MEMBERS Equity Income Fund Class Y (a covered call strategy) and Calamos Growth & Income Fund. We consider both funds defensive equity positions. We also increased our exposure to investment grade corporate bonds by initiating a position in PIMCO Investment Grade Corporate Bond Fund. Also added was Hussman Strategic Growth Fund, a long/short absolute return fund, and T. Rowe Price New Era Fund, a diversified energy and natural resources fund. Notable eliminations were Victory Special Value Fund, a mid cap fund, and Laudus International MarketMasters Fund, a developed markets international equity fund.

CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Cash Reserves Fund (concluded)

consumer loans originated by credit unions or other financial institutions.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Fannie Mae	31%
Federal Home Loan Bank	32%
Freddie Mac	29%
U.S. Treasury Bills	5%
Cash and Other Assets	3%

BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the MEMBERS Bond Fund invests at least 80% of its assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration (a measure of a security’s price sensitivity to changes in interest rates). The fund also strives to minimize risk in the portfolio by making strategic decisions relating to credit risk and yield curve outlook. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2010 witnessed interest rates rising modestly in a choppy fashion and a mild steepening of the yield curve. While the economic data have been somewhat mixed as befits an economy recovering during a deleveraging process, there has been a growing sense that the recovery is sustainable, albeit not of a ‘V’ shaped nature. There have been a number of cross currents. Greece and the entire Economic and Monetary Union (EMU) situation increasingly concerned the markets. It calls into question how much debt sovereigns can support in their efforts to buoy their economies, the viability of a potential reserve currency, the Euro, and raises questions regarding whether more systemic risk needs to be priced into the markets. Policy debates in Washington D.C. have left the electorate in an angry mood and created uncertainty as to the nature of the financial system going forward. Finally, China has recognized it may have a major problem in the form of a property bubble and inflation more generally. It has taken both monetary and regulatory steps to tighten credit and slow its economy.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Asset Backed	1%
Corporate Notes and Bonds	17%
Mortgage Backed	17%
U.S. Government and Agency Obligations	56%
Cash and Other Net Assets	9%

PERFORMANCE DISCUSSION

During the six-month period ended April 30, 2010, the MEMBERS Bond Fund earned 1.44% (Class A shares at net asset value) while the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index earned 2.34%. The majority of the underperformance arises from the fund’s continued lower risk profile relative to the market index. The fund ended the period with a combined Treasury and cash position of approximately 62% versus the index weighting of 34%. The fund remained underweight corporate bonds in general, but particularly financials and BBB rated securities. The fund was also underweight mortgage securities in anticipation of the end of the Fed’s purchase program. For perspective, Treasuries earned less than 1% during the period, corporate bonds 4.97%, financial sector debt 5.53%, and BBB rated securities 6.95%, as measured by the

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Bond Fund (concluded)

Bank of America Merrill Lynch U.S. Corporate Master Index, Bank of America Merrill Lynch U.S. Financial Corporates Index, and the Bank of America Merrill Lynch U.S. Corporates BBB Rated Index, respectively. Most of the shortfall in performance the fund experienced was in the early part of the period. Given the heightened risks and reduced liquidity, the fund intends to remain risk averse going forward.

FUND CHANGES

The fund experienced very little turnover during the period. We sold our position in a six-year Sprint bond in April. The security had recouped much of the price loss experienced earlier in 2009 and the fundamental story of this bond had not improved to the degree we expected. The fund also gradually reduced duration during the period. This was mostly accomplished through a buildup of cash.

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may emphasize security selection in business sectors that favor the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

INVESTING ENVIRONMENT

The high yield market continued its rally during the six-month period ended April 30, 2010 with the Bank of America Merrill Lynch High Yield Master II Constrained Index gaining 11.58%. The high yield sector substantially outperformed other fixed income sectors such as U.S. Treasuries which returned 1.0% and investment grade bonds as measured by the Bank of America Merrill Lynch U.S. Corporate Master Index which returned 5.0% for the period. The three key themes for the high yield market during the past six months were a record volume of new issuance, a rapidly declining default rate, and continued strong retail and institutional demand for high yield assets.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Consumer Discretionary	41%
Consumer Staples	6%
Energy	6%
Financials	1%
Health Care	6%
Industrials	8%
Information Technology	5%
Materials	10%
Telecommunication Services	9%
Utilities	7%
Cash and Other Net Assets	1%
Consumer Discretionary includes securities in the following industries: Automobiles & Components, Consumer Durables & Apparel, Consumer Services, Media, and Retailing.

PERFORMANCE DISCUSSION

The MEMBERS High Income Fund generated a return of 7.91% (Class A shares at net asset value) for the six-month period ended April 30, 2010. This performance lagged the Bank of America Merrill Lynch High Yield Master II Constrained Index, which returned 11.58% for the six-month period. A key component of the performance differential was the fund’s significant underweighting versus the index in Financials, which was a top performing sector for the period. For the overall high yield market, the Financial sector’s weighting has grown significantly over the past

MEMBERS Mutual Funds | Review of Period | April 30, 2010
High Income Fund (concluded)

15 months due to numerous fallen angels (i.e., downgrades from investment grade to high yield) that now accounts for over 10% of the index. The fund’s underweight is primarily due to the poor bond structure, long maturity, high leverage, and weak business profile endemic to many of these financial companies. However, notwithstanding these concerns, the financial issuers represented in the Bank of America Merrill Lynch High Yield Master II Constrained Index generated returns in excess of 10% for the period. During the reporting period, the fund benefited from its active participation in the new issue market. For the past six months, the fund participated in 37 new issues, 35 of which traded at a premium to issue price at the end of the period. The fund’s top weightings at the end of the reporting period included securities in the telecom, support-services, utilities, media -

diversified & services and health care areas.

FUND CHANGES

One of the key changes to the fund’s portfolio during the reporting period was a decreased weighting in defensive securities such as those in the utilities and health care, and an increased weighting in cyclical chemicals. Moreover, the fund increased its weighting in the gaming and automotive industries, two areas that we believe should benefit from the resurgence in consumer discretionary spending. The fund also increased its weighting in convertible bonds during the reporting period from 4.8% to 6.3%.

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 60% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets. The balance between the two strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2010, the broad U.S. stock market advanced 16.8%, as measured by the Russell 1000¨ Index. Domestically, smaller stocks outperformed larger stocks, a part of the trend which rewarded higher-risk assets. Optimism over a strong rebound in corporate earnings was a key driver for the stock market as investors who had moved to the sidelines, earning little in cash, were enticed back to stocks. Over the past six-months, we saw stocks return approximately triple what they have historically returned over a six-month period. The stocks held in the MEMBERS Diversified Income Fund lagged this performance, returning 15.4%, however we achieved our stock investment goal by participating in a strong bull market.

MEMBERS Mutual Funds | Review of Period | April 30, 2010

Diversified Income Fund (concluded)

Bonds were generally positive as well as they followed the same quality trend as stocks, with the high-yield market continuing to outpace lower-risk bond assets.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Common Stocks	47%
Asset Backed	1%
Corporate Notes and Bonds	20%
Mortgage Backed	16%
U.S. Government and Agency Obligations	14%
Cash and Other Net Assets	2%

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Diversified Income Fund (Class A shares at net asset value) returned 7.94%, underperforming the Russell 1000¨ Index return of 16.77% and outperforming the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index return of 2.34%.

The equity portion of the fund (approximately 47% of the fund on April 30, 2010), performed well relative to the Russell 1000¨ Index in five of the ten major sectors. The fund had strong returns from Industrials, led by stand-outs Boeing Co., Emerson Electric Co., and Honeywell International, Inc. The fund’s stock selection within Health Care detracted from relative performance, with a majority of the drag due to global pharmaceutical company Pfizer, Inc. Telecommunication Services firms AT&T, Inc. and Verizon Communications, Inc. also detracted from relative performance. In line with the fund’s objective, the bond portion of the fund emphasizes income over total return. As of the end of the period, the fund’s Class A share’s 30-day SEC yield was 2.49%.

FUND CHANGES

For the equity portion of the fund, the most notable change to the portfolio during the period was the decrease in Industrial stock holdings from approximately 19% to 12%. We eliminated positions in Tyco, Emerson, and Deere, and reduced position sizes in Boeing, 3M Company, Honeywell, and United Technologies. We increased the portfolio exposure to Consumer Staples from approximately 15% to 19%, initiating positions in Diageo and Procter & Gamble, while adding to our positions in Pepsi and Avon. We also increased our Information Technology sector weight from approximately 6% to 8.5%, initiating positions in IBM and Qualcom, while adding to Intel.

In the bond portion of the fund, we sold our position in a six-year Sprint bond in April. The security had recouped much of the price loss experienced earlier in 2009 and the fundamental story of this credit had not improved to a degree we had hoped.

EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Equity Income Fund invests primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their expected earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends. The extent of

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Equity Income Fund (concluded)

option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

INVESTING ENVIRONMENT

U.S. stocks moved broadly higher during the six-month period ended April 30, 2010. Over this time frame, the S&P 500 Index rose 15.66%, continuing the strong rally off the March 2009 market bottom. The CBOE BuyWrite Monthly Index, which represents a passive covered call benchmark, gained 9.61% for the period. Optimism over a strong rebound in corporate earnings was a key driver for the stock market as investors who had moved to the sidelines, earning little in cash, were enticed back to stocks. Cyclical sectors excelled during the upturn with Industrial and Consumer Discretionary stocks leading the way. The Technology sector was the leader from the market bottom, however, profit taking and growth concerns lead to weaker relative performance in the early months of 2010. Defensively oriented sectors such as Health Care, Utilities and Consumer Staples were among the laggards. Market volatility moved steadily lower during most of the recent six-month period as the market moved higher in an orderly fashion. However, volatility increased meaningfully in late April as the market began to sell off on concerns about the European sovereign debt crisis. This resulted in an improvement in call option premiums.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Consumer Discretionary	13%
Energy	14%
Financials	14%
Health Care	11%
Industrials	1%
Information Technology	20%
Materials	2%
Cash and Other Net Assets	25%

PERFORMANCE DISCUSSION

The MEMBERS Equity Income Fund returned 4.70% (Class A shares at net asset value) for the six-month period ended April 30, 2010, which included the fund’s inception and "invest-up" period. Over the same period, the S&P 500 Index returned 15.66% and the CBOE BuyWrite Monthly Index returned 9.61%. As the fund inception coincided with the very strong upward move in the S&P 500 Index in late 2009, the initial cash was invested in a cautious manner given our concerns that a correction was in order. As such, the fund’s performance lagged the S&P 500 Index and the CBOE BuyWrite Monthly Index in the early portion of the period due to the higher than normal cash levels. The fund became more fully invested in early 2010.

FUND CHANGES

We continue to add new individual companies to the portfolio on an opportunistic basis with a focus on high quality companies with strong financial and valuation characteristics. Given the very strong upward move in the overall stock market over the past 12 months, we remain relatively cautious given the potential for a market correction. The call option strategy has reflected our concerns as we have written (sold) call options relatively close-to-the-money in an effort to obtain the highest premiums possible in order to provide the portfolio with added downside protection. As volatility increased in late April 2010, option premiums became increasingly attractive.

MEMBERS Mutual Funds | Review of Period | April 30, 2010

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a "value" approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2010, value stocks advanced 17.77% as measured by the Russell 1000¨ Value Index. Domestically, smaller stocks outperformed larger stocks as part of the trend which rewarded higher-risk assets. Optimism over a strong rebound in corporate earnings was a key driver for the stock market as investors who had moved to the sidelines, earning little in cash, were enticed back to stocks. Over the past six months, we saw value stocks return approximately triple what they have historically returned over a six-month period, and the fund fell short of its goal of adequately participating in a strong bull market.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
	Fund	Russell 1000¨ Value Index
Consumer Discretionary	9%	11%
Consumer Staples	7%	5%
Energy	21%	18%
Financials	24%	26%
Health Care	11%	8%
Industrials	11%	11%
Information Technology	7%	5%
Materials	3%	4%
Telecommunication Services	4%	5%
Utilities	2%	7%
Cash and Other Net Assets	1%	–

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Large Cap Value Fund return of 12.76% (Class A shares at net asset value) lagged the Russell 1000¨ Value Index return of 17.77%. For the period, fund performance was negative across the ten major sectors versus the index. Results within the Consumer Discretionary sector detracted most from relative performance due to both stock selection and an underweight position versus the index. The fund’s worst performers came from a variety of sectors. Noble Corp. (Energy), Exelon Corp. (Utilities), Southwestern Energy (Energy), and Baxter International, Inc. (Health Care) all detracted meaningfully from relative performance. Stocks that had the most positive impact to performance versus the index were KeyCorp (Financials), AutoZone, Inc. (Consumer Discretionary), and Darden Restaurants, Inc (Consumer Discretionary). In addition, our decision to not invest in index-holding Exxon Mobil added to relative performance.

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Large Cap Value Fund (concluded)

FUND CHANGES

At the beginning of the six-month period, we were completing a portfolio restructuring to a more focused portfolio of 55-60 stocks. The most notable change to the portfolio during the period was a decrease in the Utilities sector weight from 4.8% to 2.3%. We eliminated Utility stocks Edison International and Questar Corp. Conversely, our Consumer Staples sector weight rose from 5.1% to 6.8%, as we added to existing positions and initiated a position in CVS Caremark Corporation. Our weight in the Financials sector also rose, from 22.6% to 24.1% as we added to existing positions and added new positions in the Insurance firms Berkshire Hathaway Inc. and The Travelers Company, Inc.

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its assets in large cap stocks. The fund follows a "growth" approach, meaning the portfolio managers seek stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects. The fund typically seeks higher earnings growth capabilities in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

INVESTING ENVIRONMENT

Positive double digit returns were achieved by the stock market during the six-month period ended April 30, 2010. The market started the period near its low and ended the period near its high, with the Russell 1000¨ Growth Index up 15.79% for the entire period. Stocks benefitting from an economic recovery did especially well, as evidenced by above market returns in the Consumer Discretionary as well as the Industrial sectors. Generally, smaller companies did better than larger ones, as did those considered lower quality as measured by S&P ratings.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
	Fund	Russell 1000¨ Growth Index
Consumer Discretionary	9%	11%
Consumer Staples	10%	15%
Energy	8%	4%
Financials	9%	5%
Health Care	12%	15%
Industrials	8%	11%
Information Technology	38%	33%
Materials	3%	4%
Telecommunication Services	0%	1%
Utilities	0%	1%
Cash and Other Net Assets	3%	–

PERFORMANCE DISCUSSION

The MEMBERS Large Cap Growth Fund returned 13.44% (Class A shares at net asset value) for the six-month period ended April 30, 2010, a strong absolute gain, but trailing the Russell 1000¨ Growth return of 15.79%.

The fund had strong returns from Health Care, focusing on companies we determined to be likely beneficiaries of healthcare reform, such as HMS Holdings Corp., a Medicaid auditing company, which gained almost 25% in the six-month period. Boeing Co., another holding,

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Large Cap Growth Fund (concluded)

was a stand out performer in the Industrial space, gaining over 50% for the period. In the Consumer area, our position in YUM! Brands, Inc., an investment geared towards increased fast food consumption in China, gained over 30%.

Performance was impeded by our Energy holdings, especially those related to natural gas. While oil prices held up for the period, natural gas prices declined, causing our positions in PetroHawk Energy Corp. and Southwestern Energy Co. to decline over 8%. Additionally, while our stock selection was good in the Consumer area, up over 26%, this is not an area of emphasis within the portfolio, given the chronic unemployment and the need for consumers to repay debt rather than spend. Our exposure to the Consumer area within the portfolio was only about half that of the benchmark and this detracted from performance.

FUND CHANGES

The strength of the market move in the face of a spotty economic recovery allowed us to add to stocks of high conviction and take profits in those which have reached target prices or whose future remains uncertain. We sold Mastercard, Inc. due to a potential large legal liability; we sold Aflac, Inc. due to its European sovereign debt exposure; we took profits in UnitedHealth Group, Inc. as it reached our target price. We added to IntercontinentalExchange, Inc. since it will likely be a beneficiary of financial reform. We initiated a position in AECOM, an engineering and construction firm geared towards federal and state programs. Generally our focus remains on financially strong companies likely to thrive in what we believe is expected to be a sub par economic recovery.

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its assets in mid cap securities. However, the fund will not automatically sell a stock because its market capitalization has changed and such positions may be increased through additional purchases. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

INVESTING ENVIRONMENT

During the six-month period ended April 30, 2010, mid cap stocks continued to rally as investors gained confidence in prospects of an economic recovery. Strong productivity gains and restrained capital spending have produced very healthy free cash flows and improving corporate balance sheets. Additionally, the Fed has continued to signal its intent to remain flexible and accommodative for the foreseeable future. Equity markets, and mid cap stocks in particular, have responded positively to these developments. The Russell Midcap¨ Index rose 24.93% during the period. Within the index, all sectors generated positive returns although the magnitude of returns varied. The best performing sectors were Consumer

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Mid Cap Fund (concluded)

Discretionary, Materials, Telecommunications, Financials and Industrials, while the sectors with the lowest returns were the Utilities, Consumer Staples and Energy sectors.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
	Fund	Russell Midcap¨ Index
Consumer Discretionary	14%	16%
Consumer Staples	4%	7%
Energy	7%	6%
Financials	17%	20%
Health Care	10%	9%
Industrials	18%	13%
Information Technology	14%	14%
Materials	5%	6%
Telecommunication Services	2%	2%
Utilities	1%	7%
Cash and Other Net Assets	8%	–

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Mid Cap Fund returned 17.98% (Class A shares at net asset value), underperforming the Russell Midcap¨ Index return of 24.93%.

Among the largest sources of weakness compared to the benchmark were our Information Technology, Industrials and Energy holdings. Computer communications equipment provider Brocade Communications Systems, Inc. was the worst performing Technology stock in the portfolio. Other notable underperforming stocks were natural gas exploration and production company Southwestern Energy Co. and oil driller Noble Corp.

Relative to the benchmark, stock picking was best in the Telecommunications sector due primarily to outperformance by wireless telecommunications provider Millicom International Cellular. Other leading performers came from a variety of sectors. Commercial real estate operating company Brookfield Properties Corp. (Financials), discount retailer Sears Holdings Corp. (Consumer Discretionary), mineral producer Cliffs Natural Resources, Inc. (Materials) and industrial distributor Fastenal Co. (Industrials) all contributed meaningfully to stock selection.

FUND CHANGES

We increased our exposure to the financial sector during the six-month period, particularly in Insurance and Asset Management. We added to insurance broker Brown and Brown Inc., specialty insurer Markel Corp. and property & casualty insurer RLI Corp. Top positions include Brookfield Asset Management, Inc. and SEI Investments Co. We maintain an overweight position in Financials as we believe valuations are attractive.

We reduced our Industrial exposure during the period although we still have an overweight position. As the market priced in stronger economic prospects, valuations became less attractive, and we felt it prudent to reduce exposure and rotate into other stocks with better return prospects. We also slightly trimmed exposure in other sectors including Materials and Energy as valuations became less attractive.

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Small Cap Fund (continued)

average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

INVESTING ENVIRONMENT

The six-month period ended April 30, 2010 saw strong stock returns as generally solid earnings reports and a belief the economy is finding its footing provided a lift to equities. Value stocks (30.7%) outpaced growth (25.5%) for the period while small cap stocks (28.2%) led their larger peers (15.7%), as measured by the Russell 2000¨ Value, Russell 2000¨ Growth, Russell 2000¨, and S&P 500 Indices, respectively. Sector performance was strong, with all sectors of the benchmark posting gains for the period. Consumer Discretionary, Materials, and Financials led the market higher while Telecommunications Services and Utilities lagged, but posted double-digit returns.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
	Fund	Russell 2000¨ Index
Consumer Discretionary	18%	15%
Consumer Staples	5%	3%
Energy	5%	5%
Financials	23%	22%
Health Care	7%	14%
Industrials	21%	15%
Information Technology	9%	17%
Materials	4%	5%
Telecommunication Services	0%	1%
Utilities	5%	3%
Cash and Other Net Assets	3%	–

PERFORMANCE DISCUSSION

For the six-month period ended April 30, 2010, the MEMBERS Small Cap Fund returned 24.24% (Class A shares at net asset value), lagging the Russell 2000¨ Index return of 28.17%.

Consistent with the fund’s bottom-up focus, relative performance across sectors was driven primarily by stock selection. The fund benefited from strong security selection among its Financials, Industrials, and Information Technology holdings. Positive results in Financials were driven by regional banking and investment services provider Webster Financial Corp. and specialty investment company Ares Capital Corp. Bowne & Co. Inc., a shareholder, investor, and marketing communications company, and Albany International Corp., a producer of specialty fabric used in paper production, were leading contributors to Industrials returns. Other standouts included Whiting Petroleum Corp. (Energy) and Herbalife, Ltd. (Consumer Staples).

Among the largest sources of relative weakness were Consumer Discretionary, Materials, and Health Care holdings. Relative performance suffered in Consumer Discretionary due to investments in memorialization products company Matthews International Corp. and personal care and household products producer Helen of Troy, Ltd. Our position in cleaning products company Zep, Inc. hurt performance in Materials and our investments in contract research provider Charles River Laboratories International, Inc. and Amsurg Corp., a developer of ambulatory surgery centers, detracted in Health Care.

Sector allocation also negatively impacted relative performance primarily due to the fund’s higher than normal cash position in a rising market and above-benchmark weights in the Utilities and Consumer Staples sectors.

MEMBERS Mutual Funds | Review of Period | April 30, 2010
Small Cap Fund (concluded)

FUND CHANGES

The fund’s investment approach emphasizes stock selection; sector weights are a residual of the bottom-up process. We do, however, carefully consider diversification across economic sectors to limit risk. Based on bottom-up stock decisions, the most notable changes to the fund during the period were increased exposure to Financials and a decreased exposure to Health Care. In Financials, we established new positions in AMERISAFE Inc., Northwest Bancshares Inc., and Education Realty Trust Inc. Exposure to Health Care fell as we eliminated our position in Centene Corp. and trimmed our investment in Universal American Corp.

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The MEMBERS International Stock Fund will invest, under normal market conditions, primarily in foreign equity securities. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

INVESTING ENVIRONMENT

Over the six-month period ended April 30, 2010, stocks extended the rally that began in March 2009 amid signs of a continuing economic recovery. However, financial markets experienced some weakness and volatility over the period due to worries about sovereign debt in Europe, uncertainty over Chinese monetary policies, and proposals to overhaul the Financial sector. During the past six months, economically sensitive sectors, such as Information Technology, Industrials, Materials, and Consumer Discretionary, led the way. The traditionally defensive Utilities and Telecommunications Services sectors, however, lagged, as investors favored more cyclical sectors.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 4/30/10
Europe (excluding United Kingdom)	33%
United Kingdom	27%
Japan	20%
Pacific Basin	6%
Latin America	4%
Other Countries	6%
Cash and Other Net Assets	4%

PERFORMANCE DISCUSSION

The MEMBERS International Stock Fund return of 3.04% (Class A shares at net asset value) outperformed the MSCI EAFE Index return of 2.68% over the six-month period ended April 30, 2010. Stock selection in the Telecommunication Services sector added to performance, as shares of Rogers Communications Inc. performed well due to expectations of increased benefits from continued digitization amid the global recovery. Holdings in BT Group, Idea Cellular, Ltd., and TELUS Corp. also added to returns within the sector.

Stock selection in the Consumer Discretionary sector also helped returns. Informa performed especially well following its announcement of encouraging earnings, while Esprit Holdings, Ltd. rose due to optimism that the improving economy would further lift the company’s sales

MEMBERS Mutual Funds | Review of Period | April 30, 2010
International Stock Fund (concluded)

In the Financials sector, holdings across several industries helped performance, including Lloyds Banking Group, Standard Chartered, and Sumitomo Mitsui Financial Group Inc. in the banks segment; Allianz in the insurance segment; and Daito Trust Construction Co., Ltd. and Mitsubishi Estate Co., Ltd. in real estate.

Stock selection in the Industrials sector was a detractor for the period. The Greek crisis has put pressure on the Italian and Spanish governments for fiscal reform, which negatively impacted Italian infrastructure group Atlantia. Holdings in Secom Co., Ltd., a Japanese security company, also detracted from returns over the period. Stock selection in the Consumer Staples sector also detracted from performance over the period. Heineken announced strong earnings, but guided weak volumes and further job cuts for 2010, which weighed on the shares. Unilever also fell due to profit-taking following the sharp appreciation of the stock in 2009.

FUND CHANGES

At the end of the period, the fund had high exposure relative to the index in Health Care, Information Technology, Emerging Markets, U.S. dollar-based assets, and non-Eurozone Europe. The fund also ended the period with low exposure to Greece, the euro, Financials, Energy, Utilities, and Materials (commodities). The underweight position in the Eurozone and Continental Europe began in the second half of 2009 and was the residual of stock selection and a focus on higher quality. We had a general preference for investments in financial companies that are domiciled in countries with control of their monetary (currency) and fiscal policy. Given the weakness in the euro, we believe new investment opportunities may arise from the renewed exporter competitiveness of the Eurozone-based exporters. The portfolio team continues to focus on stock selection, seeking to find stocks with sustainably high or improving returns that are trading at attractive valuations.

MEMBERS Mutual Funds | April 30, 2010
BENCHMARK DESCRIPTIONS

Allocation Fund Indexes

The Conservative Allocation Fund Custom Index consists of 65% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 30% Russell 3000¨ Index and 5% MSCI EAFE Index. See market indexes descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000¨ Index and 15% MSCI EAFE Index. See market indexes descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000¨ Index and 30% MSCI EAFE Index. See market indexes descriptions below.

Market Indexes

The CBOE BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500 Index.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The Russell 1000¨ Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000¨ Index (see definition below).

The Russell 1000¨ Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000¨ Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000¨ Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000¨ Index (see definition below.)

The Russell 2000¨ Growth Index is a small-cap market index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000¨ Value Index is a small-cap market index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000¨ Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap¨ Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap¨ Growth Index is a mid-cap market index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

MEMBERS Mutual Funds | April 30, 2010
Conservative Allocation Fund Portfolio of Investments
Shares		Value (Note 2)
INVESTMENT COMPANIES - 99.99%
	Bond Funds - 66.08%
489,078	Dodge & Cox Income Fund	$ 6,455,835
350,948	Madison Mosaic Institutional Bond Fund (R)	3,800,770
967,986	MEMBERS Bond Fund, Class Y (R)	9,796,019
740,669	MEMBERS High Income Fund, Class Y (R)	5,110,616
285,839	PIMCO Investment Grade Corporate Bond Fund	3,235,700
		28,398,940
	Foreign Bond Funds - 6.26%
198,353	Templeton Global Bond Fund/United States	2,689,660
	Foreign Stock Funds - 4.83%
207,631	MEMBERS International Stock Fund,Class Y (R)	2,076,313
	Money Market Funds - 0.96%
411,584	SSgA Prime Money Market Fund	411,584
Shares		Value (Note 2)
	Stock Funds - 21.86%
43,807	Calamos Growth and Income Fund	$ 1,252,870
109,632	MEMBERS Equity Income Fund, Class Y (R)*	1,148,948
234,400	MEMBERS Large Cap Growth Fund, Class Y (R)	3,504,276
296,499	MEMBERS Large Cap Value Fund, Class Y (R)	3,489,792
		9,395,886
	Total Investment Companies - 99.99% ( Cost $41,451,910** )	42,972,383
NET OTHER ASSETS AND LIABILITIES - 0.01%		5,055
TOTAL NET ASSETS - 100.00%		$ 42,977,438

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $42,640,121.
(R)	Affiliated Company (see Note11).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Moderate Allocation Fund Portfolio of Investments
Shares		Value (Note 2)
INVESTMENT COMPANIES - 100.02%
	Bond Funds - 39.71%
673,620	Dodge & Cox Income Fund	$ 8,891,780
441,727	Madison Mosaic Institutional Bond Fund (R)	4,783,902
1,328,925	MEMBERS Bond Fund, Class Y (R)	13,448,718
1,292,785	MEMBERS High Income Fund, Class Y (R)	8,920,213
411,629	PIMCO Investment Grade Corporate Bond Fund	4,659,637
		40,704,250
	Foreign Bond Funds - 5.34%
403,392	Templeton Global Bond Fund/United States	5,469,991
	Foreign Stock Funds - 7.84%
803,733	MEMBERS International Stock Fund, Class Y (R)	8,037,330
	Money Market Funds - 0.81%
825,360	SSgA Prime Money Market Fund	825,360
Shares		Value (Note 2)
	Stock Funds - 46.32%
207,371	Calamos Growth and Income Fund	$ 5,930,798
153,015	Fairholme Fund	5,386,141
440,945	Madison Mosaic Disciplined Equity Fund (R)	5,397,173
351,549	MEMBERS Equity Income Fund, Class Y (R)*	3,684,238
682,727	MEMBERS Large Cap Growth Fund, Class Y (R)	10,206,774
863,601	MEMBERS Large Cap Value Fund, Class Y (R)	10,164,588
501,797	MEMBERS Mid Cap Fund, Class Y (R)	2,950,566
368,325	MEMBERS Small Cap Fund, Class Y (R)	3,756,917
		47,477,195
	Total Investment Companies - 100.02% ( Cost $97,965,308** )	102,514,126
NET OTHER ASSETS AND LIABILITIES - (0.02)%		(15,918)
TOTAL NET ASSETS - 100.00%		$102,498,208

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $100,953,431.
(R)	Affiliated Company (see Note 11).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Aggressive Allocation Fund Portfolio of Investments
Shares		Value (Note 2)
INVESTMENT COMPANIES - 99.76%
	Bond Funds - 11.11%
130,102	MEMBERS Bond Fund, Class Y (R)	$ 1,316,631
301,956	MEMBERS High Income Fund, Class Y (R)	2,083,498
51,188	PIMCO Investment Grade Corporate Bond Fund	579,447
		3,979,576
	Foreign Bond Funds - 2.24%
59,075	Templeton Global Bond Fund/United States	801,061
	Foreign Stock Funds - 10.50%
375,851	MEMBERS International Stock Fund, Class Y (R)	3,758,512
	Money Market Funds - 0.85%
303,422	SSgA Prime Money Market Fund	303,422
Shares		Value (Note 2)
	Stock Funds - 75.06%
95,658	Calamos Growth and Income Fund	$ 2,735,819
86,990	Fairholme Fund	3,062,058
165,305	Hussman Strategic Growth Fund	2,099,376
299,355	Madison Mosaic Disciplined Equity Fund (R)	3,664,099
121,164	MEMBERS Equity Income Fund, Class Y (R)*	1,269,794
283,064	MEMBERS Large Cap Growth Fund, Class Y (R)	4,231,812
355,856	MEMBERS Large Cap Value Fund, Class Y (R)	4,188,431
356,992	MEMBERS Mid Cap Fund, Class Y (R)	2,099,115
188,896	MEMBERS Small Cap Fund,Class Y (R)	1,926,742
35,572	T Rowe Price New Era Fund	1,601,451
		26,878,697
	Total Investment Companies - 99.76% ( Cost $33,759,796** )	35,721,268
NET OTHER ASSETS AND LIABILITIES - 0.24%		86,042
TOTAL NET ASSETS - 100.00%		$ 35,807,310

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $34,990,126.
(R)	Affiliated Company (see Note 11).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Cash Reserves Fund Portfolio of Investments
Par Value		Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.54%
	Fannie Mae - 30.68% (A)
$ 600,000	0.200%, due 05/03/10	$ 599,993
500,000	0.120%, due 05/05/10	499,993
400,000	0.120%, due 05/12/10	399,985
500,000	0.140%, due 05/20/10	499,963
500,000	0.160%, due 06/03/10	499,927
163,000	0.180%, due 06/16/10	162,963
700,000	0.150%, due 07/06/10	699,808
750,000	0.175%, due 07/07/10	749,756
500,000	0.175%, due 07/14/10	499,820
		4,612,208
	Federal Home Loan Bank - 31.60% (A)
500,000	0.120%, due 05/11/10	$499,983
400,000	0.130%, due 05/24/10	399,967
500,000	0.110%, due 05/25/10	499,963
600,000	0.160%, due 06/02/10	599,915
600,000	0.170%, due 06/09/10	599,890
500,000	0.150%, due 06/14/10	499,908
600,000	0.180%, due 06/18/10	599,856
750,000	0.170%, due 06/23/10	749,812
300,000	0.180%, due 06/30/10	299,910
		4,749,204
Par Value		Value (Note 2)
	Freddie Mac - 29.60% (A)
$ 700,000	0.110%, due 05/04/10	$ 699,993
600,000	0.160%, due 05/27/10	599,931
750,000	0.140%, due 06/01/10	749,909
750,000	0.140%, due 06/04/10	749,901
750,000	0.140%, due 06/08/10	749,889
250,000	0.160%, due 06/16/10	249,949
650,000	0.170%, due 07/02/10	649,810
		4,449,382
	U.S. Treasury Bills - 4.66% (A)
700,000	0.123%, due 06/24/10	699,871
	Total U.S. Government and Agency Obligations ( Cost $14,510,665 )	14,510,665
Shares
INVESTMENTCOMPANY - 3.47%
521,460	SSgA U.S. Treasury Money Market Fund	521,460
	Total Investment Company ( Cost $521,460 )	521,460
TOTAL INVESTMENTS - 100.01% ( Cost $15,032,125** )		15,032,125
NET OTHER ASSETS AND LIABILITIES - (0.01)%		(913)
TOTAL NET ASSETS - 100.00%		$ 15,031,212

**	Aggregate cost for Federal tax purposes was $15,032,125.
(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Bond Fund Portfolio of Investments
Par Value		Value (Note 2)
ASSET BACKED - 1.05%
$ 64,040	ABSC Long Beach Home Equity Loan Trust,, Series 2000-LB1, Class AF5 (M), 8.550%, due 09/21/30	$ 62,320
670,000	Chase Issuance Trust,, Series 2007-A17, Class A, 5.120%, due 10/15/14	726,973
1,500,000	New Century Home Equity Loan Trust,, Series 2003-5, Class AI5 (G), 5.500%, due 11/25/33	1,460,515
	Total Asset Backed ( Cost $2,228,913 )	2,249,808
CORPORATE NOTES AND BONDS - 16.78%
	Consumer Discretionary - 1.78%
750,000	American Association of Retired Persons (C), 7.500%, due 05/01/31	789,218
215,000	DR Horton, Inc., 5.250%, due 02/15/15	207,475
575,000	ERAC USA Finance LLC (C), 6.700%, due 06/01/34	579,648
1,000,000	McDonald’s Corp., 5.000%, due 02/01/19	1,061,708
1,000,000	Time Warner Cable, Inc., 8.250%, due 02/14/14	1,180,458
		3,818,507
	Consumer Staples - 1.93%
1,000,000	Campbell Soup Co., 4.500%, due 02/15/19	1,035,902
215,000	PepsiCo, Inc./NC, 4.650%, due 02/15/13	232,123
1,000,000	PepsiCo, Inc./NC, 7.900%, due 11/01/18	1,261,399
1,000,000	Walgreen Co., 5.250%, due 01/15/19	1,085,619
525,000	WM Wrigley Jr. Co., 4.300%, due 07/15/10	527,625
		4,142,668
	Energy - 0.80%
240,000	Hess Corp., 7.875%, due 10/01/29	293,054
850,000	Transocean, Inc., 6.000%, due 03/15/18	930,577
450,000	Valero Energy Corp., 7.500%, due 04/15/32	485,617
		1,709,248
	Financials - 3.41%
500,000	American General Finance Corp.,, Series H, 4.625%, due 09/01/10	499,157
215,000	Bank of America Corp., 5.750%, due 12/01/17	219,650
420,000	Bear Stearns Cos. LLC/The, 7.250%, due 02/01/18	484,519
1,250,000	Caterpillar Financial Services Corp., 7.050%, due 10/01/18	1,470,705
290,000	General Electric Global Insurance, Holding Corp., 7.000%, due 02/15/26	313,772
330,000	General Electric Global Insurance, Holding Corp., 7.750%, due 06/15/30	362,753
750,000	Goldman Sachs Group, Inc./The, 5.700%, due 09/01/12	797,044
490,000	HCP, Inc., 6.700%, due 01/30/18	512,012
520,000	Lehman Brothers Holdings, Inc. (E) *, 5.750%, due 01/03/17	650
Par Value		Value (Note 2)
$ 530,000	Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	$ 573,520
270,000	Simon Property Group L.P., 5.875%, due 03/01/17	288,949
440,000	SLM Corp., 5.125%, due 08/27/12	443,952
250,000	UBS AG/Stamford CT, 5.750%, due 04/25/18	262,028
500,000	US Bank NA/Cincinnati, OH, 6.300%, due 02/04/14	562,318
485,000	Wells Fargo & Co., 5.250%, due 10/23/12	523,048
		7,314,077
	Health Care - 0.78%
500,000	Eli Lilly & Co., 6.570%, due 01/01/16	560,958
325,000	Genentech, Inc., 5.250%, due 07/15/35	312,680
500,000	Merck & Co., Inc., 5.750%, due 11/15/36	531,104
230,000	Wyeth, 6.500%, due 02/01/34	262,929
		1,667,671
	Industrials - 1.94%
240,000	Boeing Co./The, 8.625%, due 11/15/31	327,164
285,000	Burlington Northern Santa Fe LLC, 8.125%, due 04/15/20	352,337
105,000	EI du Pont de Nemours & Co., 5.000%, due 01/15/13	113,773
800,000	General Electric Co., 5.000%, due 02/01/13	863,877
270,000	Lockheed Martin Corp. 7.650%, due 05/01/16	329,387
359,000	Norfolk Southern Corp. 5.590%, due 05/17/25	364,172
390,000	Norfolk Southern Corp. 7.050%, due 05/01/37	467,058
235,000	Waste Management, Inc. 7.125%, due 12/15/17	273,052
		4,146,932
	Information Technology - 1.07%
400,000	Cisco Systems, Inc. 5.500%, due 02/22/16	451,145
1,000,000	Hewlett-Packard Co. 6.125%, due 03/01/14	1,136,537
660,000	Xerox Corp. 6.875%, due 08/15/11	702,298
		2,289,980
	Materials - 0.40%
325,000	Westvaco Corp., 8.200%, due 01/15/30	363,138
500,000	Weyerhaeuser Co., 7.375%, due 03/15/32	503,522
		866,660
	Telecommunication Services - 3.18%
1,500,000	AT&T, Inc., 4.850%, due 02/15/14	1,626,772
1,500,000	Cellco Partnership/, Verizon Wireless Capital LLC, 8.500%, due 11/15/18	1,897,752

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Bond Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Telecommunication Services (continued)
$ 525,000	Comcast Cable Communications, Holdings, Inc., 9.455%, due 11/15/22	$ 708,836
775,000	New Cingular Wireless Services,, Inc., 7.875%, due 03/01/11	819,859
455,000	Rogers Communications, Inc. (D), 6.250%, due 06/15/13	504,756
1,000,000	Verizon Communications, Inc., 8.750%, due 11/01/18	1,263,879
		6,821,854
	Utilities - 1.49%
500,000	Energy East Corp., 8.050%, due 11/15/10	519,666
535,000	Interstate Power & Light Co., 6.250%, due 07/15/39	578,248
250,000	Progress Energy, Inc., 7.750%, due 03/01/31	305,722
650,000	Sierra Pacific Power Co., Series M, 6.000%, due 05/15/16	717,511
215,000	Virginia Electric and Power Co., 5.100%, due 11/30/12	234,282
750,000	Wisconsin Electric Power Co., 6.500%, due 06/01/28	837,101
		3,192,530
	Total Corporate Notes and Bonds ( Cost $33,487,288 )	35,970,127
MORTGAGE BACKED - 16.64%
	Fannie Mae - 14.78%
471,083	4.000%, due 04/01/15 Pool # 255719	484,683
347,068	5.500%, due 04/01/16 Pool # 745444	365,443
24,960	6.000%, due 05/01/16 Pool # 582558	26,940
319,594	5.500%, due 02/01/18 Pool # 673194	343,545
499,175	5.000%, due 05/01/20 Pool # 813965	531,522
585,123	4.500%, due 09/01/20 Pool # 835465	615,196
46,714	6.000%, due 05/01/21 Pool # 253847	51,316
2,228,052	4.500%, due 04/01/23 Pool # 974401	2,320,631
2,228,052	4.500%, due 04/01/23 Pool # 974401	2,320,631
1,458,230	4.500%, due 06/01/23 Pool # 984075	1,518,822
26,997	7.000%, due 12/01/29 Pool # 762813	30,022
41,889	7.000%, due 11/01/31 Pool # 607515	46,869
245,774	6.500%, due 03/01/32 Pool # 631377	270,789
2,209	7.000%, due 04/01/32 Pool # 641518	2,472
25,049	7.000%, due 05/01/32 Pool # 644591	28,026
560,725	6.500%, due 06/01/32 Pool # 545691	617,796
223,867	6.000%, due 12/01/32 Pool # 676552	242,773
1,222,785	5.500%, due 04/01/33 Pool # 690206	1,297,885
660,762	5.000%, due 10/01/33 Pool # 254903	689,960
902,937	5.500%, due 11/01/33 Pool # 555880	958,393
98,902	5.000%, due 05/01/34 Pool # 775604	103,180
Par Value		Value (Note 2)
$ 278,984	5.000%, due 05/01/34 Pool # 780890	$ 291,050
154,277	5.000%, due 06/01/34 Pool # 255230	160,949
1,302,363	5.500%, due 06/01/34 Pool # 780384	1,379,907
17,287	7.000%, due 07/01/34 Pool # 792636	19,152
214,777	5.500%, due 08/01/34 Pool # 793647	227,565
1,232,913	5.500%, due 03/01/35 Pool # 815976	1,303,240
506,867	5.500%, due 07/01/35 Pool # 825283	535,780
676,133	5.000%, due 08/01/35 Pool # 829670	703,686
252,680	5.500%, due 08/01/35 Pool # 826872	267,094
522,948	5.000%, due 09/01/35 Pool # 820347	544,258
518,835	5.000%, due 09/01/35 Pool # 835699	539,977
650,230	5.000%, due 10/01/35 Pool # 797669	676,727
766,893	5.500%, due 10/01/35 Pool # 836912	810,638
612,484	5.000%, due 11/01/35 Pool # 844504	637,443
629,581	5.000%, due 11/01/35 Pool # 844809	655,237
630,008	5.000%, due 12/01/35 Pool # 850561	655,680
781,687	6.000%, due 07/01/36 Pool # 870749	834,508
659,170	6.000%, due 11/01/36 Pool # 902510	710,452
620,492	5.500%, due 02/01/37 Pool # 905140	654,916
537,622	5.500%, due 05/01/37 Pool # 899323	566,998
949,938	5.500%, due 05/01/37 Pool # 928292	1,001,844
743,087	6.000%, due 10/01/37 Pool # 947563	791,442
1,200,683	6.500%, due 12/01/37 Pool # 889072	1,299,251
1,804,040	5.000%, due 04/01/38 Pool # 257160	1,870,225
662,319	5.500%, due 07/01/38 Pool # 986805	698,509
1,036,810	5.500%, due 07/01/38 Pool # 986973	1,093,463
1,102,803	5.000%, due 08/01/38 Pool # 988934	1,143,262
982,861	6.500%, due 08/01/38 Pool # 987711	1,063,339
		31,682,855
	Freddie Mac - 1.82%
344,220	5.000%, due 05/01/18 Pool # E96322	367,924
4,344	8.000%, due 06/01/30 Pool # C01005	4,993
8,222	7.000%, due 03/01/31 Pool # C48133	9,196
80,882	6.500%, due 01/01/32 Pool # C62333	88,950
1,648,721	5.000%, due 07/01/33 Pool # A11325	1,723,378
100,013	6.000%, due 10/01/34 Pool # A28439	108,409
90,817	6.000%, due 10/01/34 Pool # A28598	98,442
155,960	5.000%, due 04/01/35 Pool # A32315	162,292
139,907	5.000%, due 04/01/35 Pool # A32316	145,586
1,118,949	5.500%, due 11/01/37 Pool # A68787	1,183,412
		3,892,582
	Ginnie Mae - 0.04%
14,995	8.000%, due 10/20/15 Pool # 002995	16,236
38,837	6.500%, due 02/20/29 Pool # 002714	43,066
21,466	6.500%, due 04/20/31 Pool # 003068	23,772
		83,074
	Total Mortgage Backed ( Cost $33,598,116 )	35,658,511

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Bond Fund Portfolio of Investments (concluded)
Par Value		Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.33%
	Fannie Mae - 0.56%
$1,095,000	4.625%, due 10/15/14	$ 1,196,415
	Federal Farm Credit Bank - 0.27%
500,000	5.875%, due 10/03/16	575,720
	Freddie Mac - 1.49%
2,500,000	4.875%, due 11/15/13	2,747,830
400,000	4.500%, due 01/15/14	433,732
		3,181,562
	U.S. Treasury Bonds - 4.31%
2,905,000	6.625%, due 02/15/27	3,730,656
5,500,000	4.500%, due 05/15/38	5,498,284
		9,228,940
	U.S. Treasury Notes - 49.71%
21,000,000	0.875%, due 01/31/11	21,080,388
3,100,000	0.875%, due 02/28/11	3,112,230
2,000,000	1.000%, due 07/31/11	2,010,782
5,000,000	1.750%, due 11/15/11	5,079,100
4,000,000	1.125%, due 12/15/11	4,023,436
4,975,000	1.375%, due 02/15/12	5,020,282
1,000,000	4.625%, due 02/29/12	1,068,555
1,200,000	4.500%, due 03/31/12	1,281,890
688,000	1.375%, due 05/15/12	693,429
7,425,000	3.125%, due 08/31/13	7,775,950
8,850,000	4.000%, due 02/15/14	9,543,477
8,360,000	4.250%, due 08/15/14	9,104,558
2,000,000	2.375%, due 09/30/14	2,014,376
9,000,000	2.250%, due 01/31/15	8,966,250
265,000	2.500%, due 03/31/15	266,325
5,500,000	4.250%, due 08/15/15	5,980,821
4,300,000	4.250%, due 11/15/17	4,601,335
7,700,000	2.750%, due 02/15/19	7,254,239
2,750,000	3.625%, due 08/15/19	2,754,296
5,000,000	3.375%, due 11/15/19	4,895,705
		106,527,424
	Total U.S. Government and Agency Obligations ( Cost $118,488,598 )	120,710,061
Par Value		Value (Note 2)
CERTIFICATE OF DEPOSIT - 4.04%
$8,651,045	State Street Eurodollar, 0.010%, due 05/03/10	$ 8,651,045
	Total Certificate of Deposit ( Cost $8,651,045 )	8,651,045
Shares
INVESTMENT COMPANY - 4.49%
9,625,598	SSgA Prime Money Market Fund	9,625,598
	Total Investment Company ( Cost $9,625,598 )	9,625,598
TOTAL INVESTMENTS - 99.33% ( Cost $206,079,558** )		212,865,150
NET OTHER ASSETS AND LIABILITIES - 0.67%		1,444,957
TOTAL NET ASSETS - 100.00%		$214,310,107

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $206,080,794.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."  The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.24% of total net assets.
(E)	In Default. Issuer is bankrupt.
(G)	Floating rate or variable rate note. Rate shown is as of April 30, 2010.
(M)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
High Income Fund Portfolio of Investments
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS - 97.32%
	Aerospace/Defense - 1.48%
$ 750,000	Alliant Techsystems, Inc., 6.750%, due 04/01/16	$ 766,875
500,000	Moog, Inc., 7.250%, due 06/15/18	493,750
500,000	TransDigm, Inc., 7.750%, due 07/15/14	510,625
		1,771,250
	Apparel/Textiles - 0.97%
400,000	Iconix Brand Group, Inc. (P), 1.875%, due 06/30/12	382,500
250,000	Levi Strauss & Co., 9.750%, due 01/15/15	262,813
500,000	Phillips-Van Heusen Corp. (H), 7.375%, due 05/15/20	512,500
		1,157,813
	Automotive - 6.07%
1,400,000	American Axle & Manufacturing, Holdings, Inc. (C), 9.250%, due 01/15/17	1,491,000
250,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	245,312
250,000	ArvinMeritor, Inc. (P), 4.625%, due 03/01/26	258,438
750,000	Ford Motor Credit Co. LLC, 7.800%, due 06/01/12	777,557
500,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	529,741
500,000	Goodyear Tire & Rubber Co./The, 10.500%, due 05/15/16	556,875
500,000	Goodyear Tire & Rubber Co./The, 8.750%, due 08/15/20	525,000
500,000	KAR Auction Services, Inc., 8.750%, due 05/01/14	513,125
500,000	Lear Corp., 8.125%, due 03/15/20	510,000
980,000	Penske Auto Group, Inc., 7.750%, due 12/15/16	960,400
250,000	Tenneco, Inc., 8.625%, due 11/15/14	257,500
350,000	Tenneco, Inc., 8.125%, due 11/15/15	363,125
250,000	TRW Automotive, Inc. (C), 7.250%, due 03/15/17	251,875
		7,239,948
	Beverage/Food - 1.05%
400,000	Constellation Brands, Inc., 7.250%, due 05/15/17	408,000
125,000	Michael Foods, Inc., 8.000%, due 11/15/13	127,656
200,000	NBTY, Inc., 7.125%, due 10/01/15	201,250
300,000	Pinnacle Foods Finance LLC/, Pinnacle Foods Finance Corp., 9.250%, due 04/01/15	312,000
200,000	Pinnacle Foods Finance LLC/, Pinnacle Foods Finance Corp. (C), 9.250%, due 04/01/15	208,000
		1,256,906
Par Value		Value (Note 2)
	Building & Construction - 0.42%
$ 500,000	Standard Pacific Corp. (H), 8.375%, due 05/15/18	$ 507,500
	Building Materials - 1.57%
500,000	Masco Corp., 6.125%, due 10/03/16	511,287
250,000	Owens Corning, 9.000%, due 06/15/19	301,832
500,000	USG Corp. (C), 9.750%, due 08/01/14	540,000
500,000	USG Corp., 9.500%, due 01/15/18	521,250
		1,874,369
	Chemicals - 3.21%
750,000	Ashland, Inc. (C), 9.125%, due 06/01/17	855,000
400,000	Ferro Corp. (P), 6.500%, due 08/15/13	397,000
750,000	Hexion Finance Escrow LLC/, Hexion Escrow Corp. (C), 8.875%, due 02/01/18	737,813
600,000	Huntsman International LLC, 7.875%, due 11/15/14	609,000
500,000	Huntsman International LLC (C), 5.500%, due 06/30/16	455,000
750,000	LBI Escrow Corp. (C), 8.000%, due 11/01/17	777,187
		3,831,000
	Consumer Products - 2.62%
250,000	ACCO Brands Corp. (C), 10.625%, due 03/15/15	278,125
500,000	ACCO Brands Corp., 7.625%, due 08/15/15	476,250
500,000	Central Garden and Pet Co., 8.250%, due 03/01/18	511,250
250,000	Easton-Bell Sports, Inc. (C), 9.750%, due 12/01/16	266,250
500,000	Jarden Corp., 8.000%, due 05/01/16	526,875
250,000	Jarden Corp., 7.500%, due 05/01/17	255,625
300,000	Leslie’s Poolmart, 7.750%, due 02/01/13	303,750
250,000	Sealy Mattress Co., 8.250%, due 06/15/14	252,500
250,000	Visant Holding Corp., 8.750%, due 12/01/13	255,000
		3,125,625
	Environmental - 1.10%
350,000	Casella Waste Systems, Inc., 9.750%, due 02/01/13	352,625
200,000	Covanta Holding Corp. (P), 1.000%, due 02/01/27	191,000
500,000	Waste Services, Inc., 9.500%, due 04/15/14	513,750
250,000	WCA Waste Corp., 9.250%, due 06/15/14	252,812
		1,310,187
	Finance - 0.52%
650,000	CIT Group, Inc. 7.000%, due 05/01/16	618,312

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
High Income Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Food & Drug Retailers - 2.42%
$ 850,000	Ingles Markets, Inc., 8.875%, due 05/15/17	$ 898,875
450,000	Stater Brothers Holdings, 8.125%, due 06/15/12	451,688
250,000	Stater Brothers Holdings, 7.750%, due 04/15/15	253,750
750,000	SUPERVALU, Inc., 8.000%, due 05/01/16	763,125
500,000	Tops Markets LLC (C), 10.125%, due 10/15/15	527,500
		2,894,938
	Forestry/Paper - 0.89%
250,000	Cascades, Inc. (C)(D), 7.875%, due 01/15/20	252,500
500,000	Graphic Packaging International, Inc., 9.500%, due 06/15/17	537,500
250,000	Rock-Tenn Co. (C), 9.250%, due 03/15/16	274,688
		1,064,688
	Gaming - 5.18%
500,000	American Casino & Entertainment, Properties LLC, 11.000%, due 06/15/14	491,250
500,000	Ameristar Casinos, Inc., 9.250%, due 06/01/14	525,000
500,000	Boyd Gaming Corp., 6.750%, due 04/15/14	462,500
195,000	Global Cash Access, Inc./, Global Cash Finance Corp., 8.750%, due 03/15/12
750,000	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	693,750
750,000	MGM Mirage, 8.375%, due 02/01/11	759,375
500,000	MGM Mirage, 6.750%, due 09/01/12	482,500
250,000	MGM Mirage, 6.750%, due 04/01/13	237,500
150,000	Penn National Gaming, Inc., 6.750%, due 03/01/15	149,250
250,000	Penn National Gaming, Inc. (C), 8.750%, due 08/15/19	260,625
400,000	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	400,500
500,000	Pinnacle Entertainment, Inc. (C), 8.625%, due 08/01/17	522,500
500,000	Pinnacle Entertainment, Inc. (C)(H)(L), 8.750%, due 05/15/20	500,000
500,000	Scientific Games International, Inc. (C), 7.875%, due 06/15/16	505,625
		6,185,863
	General Industrial & Manufacturing - 3.08%
750,000	Baldor Electric Co., 8.625%, due 02/15/17	793,125
500,000	RBS Global, Inc./Rexnord LLC (C), 8.500%, due 05/01/18	501,250
750,000	SPX Corp., 7.625%, due 12/15/14	793,125
750,000	Terex Corp., 8.000%, due 11/15/17	731,250
Par Value		Value (Note 2)
$1,000,000	Trinity Industries, Inc. (P), 3.875%, due 06/01/36	$ 855,000
		3,673,750
	Health Care - 6.20%
300,000	Accellent, Inc., 10.500%, due 12/01/13	302,250
500,000	Biomet, Inc., 10.000%, due 10/15/17	550,000
1,000,000	Biomet, Inc., 11.625%, due 10/15/17	1,120,000
250,000	DaVita, Inc., 7.250%, due 03/15/15	255,000
250,000	HCA, Inc./DE, 5.750%, due 03/15/14	242,500
350,000	HCA, Inc./DE, 6.500%, due 02/15/16	340,813
200,000	HCA, Inc./DE, 9.250%, due 11/15/16	216,250
500,000	Hologic, Inc. (P), 2.000%, due 12/15/37	450,000
500,000	Omega Healthcare Investors, Inc.,, REIT (N), 7.000%, due 04/01/14	503,125
500,000	Omnicare, Inc., 6.875%, due 12/15/15	500,000
750,000	Psychiatric Solutions, Inc., Series 1, 7.750%, due 07/15/15	765,000
400,000	Service Corp. International/US, 7.375%, due 10/01/14	408,000
500,000	Service Corp. International/US, 6.750%, due 04/01/16	500,000
250,000	Service Corp. International/US, 7.625%, due 10/01/18	255,625
1,000,000	Vanguard Health Holding Co., II LLC/, Vanguard Holdings Co., II, Inc. (C), 8.000%, due 02/01/18	990,000
		7,398,563
	Hotels - 0.63%
750,000	Wyndham Worldwide Corp., 6.000%, due 12/01/16	746,867
	Investment Management - 0.61%
725,000	Nuveen Investments, Inc., 10.500%, due 11/15/15	725,000
	Leisure & Entertainment - 0.88%
750,000	Cinemark USA, Inc., 8.625%, due 06/15/19	795,000
250,000	Speedway Motorsports, Inc., 6.750%, due 06/01/13	251,250
		1,046,250
	Media - Broadcasting - 2.34%
500,000	Allbritton Communications Co. (C), 8.000%, due 05/15/18	500,000
500,000	Belo Corp., 8.000%, due 11/15/16	522,500
500,000	Gray Television, Inc. (C), 10.500%, due 06/29/15	501,875
500,000	LIN Television Corp., 6.500%, due 05/15/13	495,000
250,000	Sirius XM Radio, Inc. (P), 3.250%, due 10/15/11	241,562
500,000	XM Satellite Radio, Inc. (C)(P), 7.000%, due 12/01/14	533,125
		2,794,062
See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
High Income Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Media - Cable - 3.41%
$ 250,000	Cablevision Systems Corp., 7.750%, due 04/15/18	$ 253,750
250,000	Cablevision Systems Corp., 8.000%, due 04/15/20	254,375
1,000,000	CCO Holdings LLC/, CCO Holdings Capital Corp. (C), 8.125%, due 04/30/20	1,022,500
500,000	Mediacom Broadband LLC/, Mediacom Broadband Corp., 8.500%, due 10/15/15	513,750
500,000	Mediacom LLC/, Mediacom Capital Corp. (C), 9.125%, due 08/15/19	515,000
750,000	Videotron Ltee (D), 6.875%, due 01/15/14	759,375
700,000	Virgin Media Finance PLC (D), 9.125%, due 08/15/16	747,250
		4,066,000
	Media - Diversified & Services - 6.16%
400,000	Hughes Network Systems LLC/, HNS Finance Corp., 9.500%, due 04/15/14	412,000
300,000	Intelsat Jackson Holdings S.A. (D), 11.250%, due 06/15/16	324,750
1,000,000	Intelsat Luxembourg S.A. (D), 11.250%, due 02/04/17	1,047,500
950,000	Intelsat S.A. (D), 6.500%, due 11/01/13	938,125
500,000	Interpublic Group of Cos., Inc./The, 10.000%, due 07/15/17	571,875
250,000	Interpublic Group of Cos., Inc./The (P), 4.250%, due 03/15/23	267,812
500,000	Lamar Media Corp., Series C, 6.625%, due 08/15/15	485,000
500,000	Liberty Media LLC (P), 3.125%, due 03/30/23	551,250
200,000	Nielsen Finance LLC/, Nielsen Finance Co., 11.625%, due 02/01/14	227,000
1,000,000	Nielsen Finance LLC/, Nielsen Finance Co., 10.000%, due 08/01/14	1,050,000
650,000	Telesat Canada/Telesat LLC, 11.000%, due 11/01/15	728,000
500,000	Viasat, Inc. (C), 8.875%, due 09/15/16	511,875
250,000	WMG Acquisition Corp., 7.375%, due 04/15/14	241,250
		7,356,437
	Metals and Mining - 1.98%
500,000	Arch Coal, Inc. (C), 8.750%, due 08/01/16	532,500
450,000	Arch Western Finance LLC, 6.750%, due 07/01/13	453,375
300,000	Cloud Peak Energy Resources LLC/, Cloud Peak Energy Finance Corp. (C), 8.500%, due 12/15/19	309,000
1,000,000	Consol Energy, Inc. (C), 8.250%, due 04/01/20	1,065,000
		2,359,875
Par Value		Value (Note 2)
	Non Food & Drug Retailers - 5.29%
$ 500,000	AutoNation, Inc., 6.750%, due 04/15/18	$ 501,875
500,000	Bon-Ton Department Stores, Inc./The, 10.250%, due 03/15/14	506,250
250,000	Ltd. Brands, Inc., 6.900%, due 07/15/17	260,000
300,000	Ltd. Brands, Inc., 8.500%, due 06/15/19	333,000
250,000	Michaels Stores, Inc. (B), 0.000%, due 11/01/16	231,562
1,500,000	Michaels Stores, Inc., 11.375%, due 11/01/16	1,638,750
500,000	Pantry, Inc./The, 7.750%, due 02/15/14	490,000
750,000	QVC, Inc. (C), 7.500%, due 10/01/19	766,875
300,000	Sally Holdings LLC/, Sally Capital, Inc., 9.250%, due 11/15/14	317,625
250,000	Toys R Us Property Co. LLC (C), 8.500%, due 12/01/17	264,375
500,000	Toys R US, Inc., 7.375%, due 10/15/18	488,750
500,000	Yankee Acquisition Corp./, MA, Series B, 8.500%, due 02/15/15	518,750
		6,317,812
	Oil & Gas - 5.92%
466,000	Chesapeake Energy Corp., 6.875%, due 01/15/16	464,835
250,000	Chesapeake Energy Corp., 6.500%, due 08/15/17	243,750
750,000	Complete Production Services, Inc., 8.000%, due 12/15/16	766,875
250,000	Continental Resources, Inc./OK, 8.250%, due 10/01/19	268,750
250,000	Denbury Resources, Inc., 7.500%, due 04/01/13	250,312
500,000	Denbury Resources, Inc., 9.750%, due 03/01/16	552,500
365,000	EXCO Resources, Inc., 7.250%, due 01/15/11	364,544
350,000	Helix Energy Solutions Group, Inc. (C), 9.500%, due 01/15/16	364,000
500,000	Helix Energy Solutions Group, Inc. (P), 3.250%, due 12/15/25	458,125
250,000	Key Energy Services, Inc., 8.375%, due 12/01/14	255,000
250,000	Mariner Energy, Inc., 7.500%, due 04/15/13	258,750
250,000	Mariner Energy, Inc., 8.000%, due 05/15/17	275,625
500,000	Petroplus Finance, Ltd. (C)(D), 6.750%, due 05/01/14	475,000
250,000	Petroplus Finance, Ltd. (C)(D), 7.000%, due 05/01/17	227,500
500,000	Pioneer Natural Resources Co., 6.650%, due 03/15/17	514,871
500,000	Plains Exploration & Production Co., 10.000%, due 03/01/16	553,750
250,000	Range Resources Corp., 6.375%, due 03/15/15	252,500

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
High Income Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Oil & Gas (continued)
$ 500,000	Range Resources Corp., 7.250%, due 05/01/18	$ 517,500
		7,064,187
	Packaging - 2.60%
1,000,000	Crown Americas LLC/, Crown Americas Capital Corp. II (C), 7.625%, due 05/15/17	1,041,250
500,000	Graham Packaging Co., L.P./, GPC Capital Corp. I, 9.875%, due 10/15/14	521,250
250,000	Greif, Inc., 6.750%, due 02/01/17	251,875
1,000,000	Reynolds Group Issuer, Inc./, Reynolds Group Issuer LLC (C), 7.750%, due 10/15/16	1,035,000
250,000	Reynolds Group Issuer, Inc./, Reynolds Group Issuer LLC (C)(H), 8.500%, due 05/15/18	251,875
		3,101,250
	Printing & Publishing - 0.86%
500,000	Cenveo Corp. (C), 8.875%, due 02/01/18	516,250
500,000	Reader’s Digest Association, Inc./, The (C)(G), 9.500%, due 02/15/17	512,500
		1,028,750
	Steel - 0.74%
500,000	AK Steel Corp. (H), 7.625%, due 05/15/20	515,000
350,000	Steel Dynamics, Inc., 7.375%, due 11/01/12	366,625
		881,625
	Support Services - 8.02%
250,000	Affinion Group, Inc., 10.125%, due 10/15/13	259,375
750,000	Affinion Group, Inc., 11.500%, due 10/15/15	791,250
1,000,000	ARAMARK Corp., 8.500%, due 02/01/15	1,026,250
500,000	Avis Budget Car Rental LLC/, Avis Budget Finance, Inc., 7.625%, due 05/15/14	510,000
250,000	Avis Budget Car Rental LLC/, Avis Budget Finance, Inc. (C), 9.625%, due 03/15/18	270,000
500,000	FTI Consulting, Inc., 7.750%, due 10/01/16	514,375
250,000	Hertz Corp./The, 8.875%, due 01/01/14	258,125
250,000	Hertz Corp./The, 10.500%, due 01/01/16	268,125
700,000	Iron Mountain, Inc., 7.750%, due 01/15/15	707,875
350,000	Mac-Gray Corp., 7.625%, due 08/15/15	340,375
1,000,000	RSC Equipment Rental, Inc., 9.500%, due 12/01/14	1,027,500
750,000	ServiceMaster Co./The, PIK (C), 10.750%, due 07/15/15	799,688
450,000	United Rentals North America, Inc., 7.750%, due 11/15/13	453,375
250,000	United Rentals North America, Inc., 10.875%, due 06/15/16	281,250
700,000	United Rentals North America, Inc., 9.250%, due 12/15/19	749,000
750,000	West Corp./Old, 9.500%, due 10/15/14	776,250
Par Value		Value (Note 2)
$ 500,000	West Corp./Old, 11.000%, due 10/15/16	$ 536,250
		9,569,063
	Technology - 5.31%
250,000	Advanced Micro Devices, Inc. (C), 8.125%, due 12/15/17	257,500
1,000,000	Alcatel-Lucent USA, Inc. (P), 2.750%, due 06/15/25	881,250
135,000	Da-Lite Screen Co., Inc., 9.500%, due 05/15/11	140,063
500,000	Equinix, Inc., 8.125%, due 03/01/18	520,625
350,000	GXS Worldwide, Inc. (C), 9.750%, due 06/15/15	343,000
600,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	607,500
500,000	SAVVIS, Inc. (P), 3.000%, due 05/15/12	473,750
1,100,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	1,128,875
500,000	Sungard Data Systems, Inc., 10.625%, due 05/15/15	551,250
400,000	Sungard Data Systems, Inc., 10.250%, due 08/15/15	421,500
500,000	Syniverse Technologies, Inc.,, Series B, 7.750%, due 08/15/13	507,500
500,000	Telcordia Technologies, Inc. (C), 11.000%, due 05/01/18	510,000
		6,342,813
	Telecommunications - 8.15%
250,000	Cincinnati Bell Telephone Co. LLC, 6.300%, due 12/01/28	201,250
50,000	Level 3 Communications, Inc. (P), 5.250%, due 12/15/11	49,250
950,000	Level 3 Communications, Inc. (P), 3.500%, due 06/15/12	878,750
500,000	Nextel Communications, Inc.,, Series D, 7.375%, due 08/01/15	486,875
1,000,000	New Communications , Holdings Corp. (C), 8.500%, due 04/15/20	1,030,000
500,000	Nordic Telephone Co. Holdings ApS, (C)(D), 8.875%, due 05/01/16	535,625
500,000	PAETEC Holding Corp. (C), 8.875%, due 06/30/17	514,375
385,000	Qwest Communications, International, Inc., 7.500%, due 02/15/14	391,738
350,000	Qwest Communications, International, Inc., Series B, 7.500%, due 02/15/14	356,125
500,000	Qwest Communications, International, Inc. (C), 7.125%, due 04/01/18	516,250
500,000	SBA Communications Corp. (P), 1.875%, due 05/01/13	523,125
500,000	Sprint Nextel Corp., 8.375%, due 08/15/17	516,875
500,000	TW Telecom Holdings, Inc. (C), 8.000%, due 03/01/18	517,500

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
High Income Fund Portfolio of Investments (concluded)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Telecommunications (continued)
$1,500,000	Wind Acquisition Finance S.A., (C)(D), 11.750%, due 07/15/17	$ 1,668,750
300,000	Windstream Corp., 8.625%, due 08/01/16	307,125
1,000,000	Windstream Corp., 7.875%, due 11/01/17	992,500
250,000	Windstream Corp., 7.000%, due 03/15/19	235,625
		9,721,738
	Transportation - 0.88%
250,000	Bristow Group, Inc., 7.500%, due 09/15/17	252,812
300,000	Gulfmark Offshore, Inc., 7.750%, due 07/15/14	298,500
500,000	Hornbeck Offshore Services, Inc.,, Series B, 6.125%, due 12/01/14	496,875
		1,048,187
	Utilities - 6.76%
500,000	AES Corp./The, 8.000%, due 10/15/17	515,000
250,000	AES Corp./The, 8.000%, due 06/01/20	256,250
500,000	Calpine Corp. (C), 7.250%, due 10/15/17	485,000
250,000	El Paso Corp., 7.000%, due 06/15/17	256,847
1,000,000	El Paso Corp., 7.250%, due 06/01/18	1,039,407
500,000	Ferrellgas L.P./, Ferrellgas Finance Corp. (C), 9.125%, due 10/01/17	530,000
500,000	Ferrellgas Partners L.P./, Ferrellgas Partners Finance Corp., 8.625%, due 06/15/20	508,750
1,000,000	Inergy L.P./Inergy Finance Corp., 6.875%, due 12/15/14	1,000,000
500,000	MarkWest Energy Partners L.P./, MarkWest Energy Finance Corp., Series B, 8.750%, due 04/15/18	518,125
480,000	Mirant Americas Generation LLC, 8.300%, due 05/01/11	493,200
750,000	Mirant Americas Generation LLC, 8.500%, due 10/01/21	727,500
250,000	Mirant North America LLC, 7.375%, due 12/31/13	256,875
750,000	NRG Energy, Inc., 7.375%, due 02/01/16	742,500
250,000	NRG Energy, Inc., 7.375%, due 01/15/17	246,250
250,000	RRI Energy, Inc., 7.625%, due 06/15/14	248,437
250,000	RRI Energy, Inc., 7.875%, due 06/15/17	240,000
		8,064,141
	Total Corporate Notes and Bonds ( Cost $107,539,881 )	116,144,769
Shares
INVESTMENT COMPANY - 3.90%
4,651,664	SSgA Prime Money Market Fund (N)	$ 4,651,664
	Total Investment Company ( Cost $4,651,664 )	4,651,664
TOTAL INVESTMENTS - 101.22% ( Cost $112,191,545** )		120,796,433
NET OTHER ASSETS AND LIABILITIES - (1.22)%		(1,455,139)
TOTAL NET ASSETS - 100.00%		$119,341,294

**	Aggregate cost for Federal tax purposes was $112,208,691.
(B)	Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."  The securities have been determined to be liquid under  guidelines established by the Board of Trustees.

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 5.80% of total net assets.
(G)	Floating rate or variable rate note. Rate shown is as of April 30, 2010.
(H)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
(L)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(N)	Security segregated for forward or when-issued purchase commitments outstanding as of April 30, 2010.
(P)	Convertible.
PIK	Payment in Kind.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Diversified Income Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 47.45%
	Consumer Discretionary - 2.69%
9,600	Darden Restaurants, Inc.	$ 429,600
16,700	McDonald’s Corp.	1,178,853
5,000	VF Corp.	432,100
10,400	Yum! Brands, Inc.	441,168
		2,481,721
	Consumer Staples - 9.02%
42,000	Altria Group, Inc.	889,980
20,400	Avon Products, Inc.	659,532
19,800	Coca-Cola Co./The	1,058,310
6,400	Diageo PLC, ADR	438,393
11,000	Kimberly-Clark Corp.	673,860
29,551	Kraft Foods, Inc., Class A	874,710
16,500	PepsiCo, Inc./NC	1,076,130
31,000	Philip Morris International, Inc.	1,521,480
7,000	Procter & Gamble Co./The	437,780
22,000	Sysco Corp.	693,880
		8,324,055
	Energy - 4.87%
28,200	Chevron Corp.	2,296,608
22,500	ConocoPhillips	1,331,775
27,000	Marathon Oil Corp.	868,050
		4,496,433
	Financials - 5.77%
14,200	Axis Capital Holdings, Ltd.	443,697
23,500	Bank of New York Mellon Corp./The	731,555
14,500	Morgan Stanley	438,190
13,400	NYSE Euronext	437,242
17,000	Travelers Cos., Inc./The	862,580
23,500	US Bancorp	629,095
33,000	Wells Fargo & Co.	1,092,630
20,000	Willis Group Holdings PLC	689,000
		5,323,989
	Health Care - 6.81%
12,000	Eli Lilly & Co.	419,640
29,200	Johnson & Johnson	1,877,560
44,000	Merck & Co., Inc.	1,541,760
12,300	Novartis AG, ADR	625,455
108,962	Pfizer, Inc.	1,821,845
		6,286,260
	Industrials - 6.54%
7,600	3M Co.	673,892
6,000	Boeing Co./The	434,580
16,400	EI du Pont de Nemours & Co.	653,376
13,800	Honeywell International, Inc.	655,086
Shares		Value (Note 2)
9,000	Illinois Tool Works, Inc.	$ 459,900
10,700	Lockheed Martin Corp.	908,323
7,800	Norfolk Southern Corp.	462,774
6,800	United Parcel Service, Inc., Class B	470,152
5,900	United Technologies Corp.	442,205
25,300	Waste Management, Inc.	877,404
		6,037,692
	Information Technology - 4.11%
12,300	Automatic Data Processing, Inc.	533,328
73,600	Intel Corp.	1,680,288
3,500	International Business Machines Corp.	451,500
23,000	Maxim Integrated Products, Inc.	446,660
15,300	Paychex, Inc.	468,180
5,500	QUALCOMM, Inc.	213,070
		3,793,026
	Materials - 0.99%
6,000	Air Products & Chemicals, Inc.	460,680
10,000	Nucor Corp.	453,200
		913,880
	Telecommunication Services - 3.28%
67,092	AT&T, Inc.	1,748,417
29,500	Verizon Communications, Inc.	852,255
19,000	Vodafone Group PLC, ADR	421,800
		3,022,472
	Utilities - 3.37%
10,000	Consolidated Edison, Inc.	452,000
26,000	Duke Energy Corp.	436,280
12,100	Exelon Corp.	527,439
13,600	FirstEnergy Corp.	515,032
10,500	Progress Energy, Inc.	419,160
22,100	Southern Co.	763,776
		3,113,687
	Total Common Stocks ( Cost $40,394,651 )	43,793,215
Par Value
ASSET BACKED - 1.24%
$ 98,971	ABSC Long Beach Home Equity Loan Trust,, Series 2000-LB1, Class AF5 (M), 8.550%, due 09/21/30	96,312
525,000	CarMax Auto Owner Trust,, Series 2007-2, Class B, 5.370%, due 03/15/13	541,756
465,000	Chase Issuance Trust,, Series 2007-A17, Class A, 5.120%, due 10/15/14	504,542
	Total Asset Backed ( Cost $1,091,841 )	1,142,610
CORPORATE NOTES AND BONDS - 20.13%
	Consumer Discretionary - 1.78%
750,000	American Association of Retired Persons (C), 7.500%, due 05/01/31	789,218

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Diversified Income Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
CORPORATE NOTES AND BONDS (continued)
	Consumer Discretionary -(continued)
$ 130,000	DR Horton, Inc., 5.250%, due 02/15/15	$ 125,450
325,000	ERAC USA Finance LLC (C), 6.700%, due 06/01/34	327,627
400,000	Royal Caribbean Cruises, Ltd. (D), 7.250%, due 06/15/16	405,000
		1,647,295
	Consumer Staples - 0.89%
475,000	Kraft Foods, Inc., 6.500%, due 11/01/31	509,454
310,000	WM Wrigley Jr. Co., 4.300%, due 07/15/10	311,550
		821,004
	Energy - 1.26%
500,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	495,000
150,000	Hess Corp., 7.875%, due 10/01/29	183,159
400,000	Transocean, Inc., 7.500%, due 04/15/31	481,819
		1,159,978
	Financials - 5.93%
500,000	American General Finance Corp.,, Series H, 4.625%, due 09/01/10	499,158
250,000	Bear Stearns Cos. LLC/The, 7.250%, due 02/01/18	288,404
210,000	General Electric Global Insurance, Holding Corp., 7.000%, due 02/15/26	227,214
205,000	General Electric Global Insurance, Holding Corp., 7.750%, due 06/15/30	225,346
335,000	HCP, Inc., 6.700%, due 01/30/18	350,049
410,000	Lehman Brothers Holdings, Inc. (E), 5.750%, due 01/03/17	512
315,000	Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	340,866
600,000	National Rural Utilities, Cooperative Finance Corp., Series C, 7.250%, due 03/01/12	663,181
600,000	Nationwide Health Properties, Inc., Series D, 8.250%, due 07/01/12	659,270
760,000	Nissan Motor Acceptance Corp. (C), 5.625%, due 03/14/11	788,312
140,000	Simon Property Group L.P., 5.875%, due 03/01/17	149,825
355,000	SLM Corp., 5.125%, due 08/27/12	358,189
500,000	US Bank NA/Cincinnati, OH, 6.300%, due 02/04/14	562,318
330,000	Wells Fargo & Co., 5.250%, due 10/23/12	355,889
		5,468,533
	Health Care - 2.29%
1,050,000	Amgen, Inc., 5.850%, due 06/01/17	1,182,705
300,000	Eli Lilly & Co., 6.570%, due 01/01/16	336,575
195,000	Genentech, Inc., 5.250%, due 07/15/35	187,608
Par Value		Value (Note 2)
$ 220,000	Merck & Co., Inc., 5.750%, due 11/15/36	$ 233,686
150,000	Wyeth, 6.500%, due 02/01/34	171,475
		2,112,049
	Industrials - 1.25%
150,000	Boeing Co./The, 8.625%, due 11/15/31	204,477
175,000	Burlington Northern Santa Fe LLC, 8.125%, due 04/15/20	216,348
239,000	Norfolk Southern Corp., 5.590%, due 05/17/25	242,443
260,000	Norfolk Southern Corp., 7.050%, due 05/01/37	311,372
150,000	Waste Management, Inc., 7.125%, due 12/15/17	174,289
		1,148,929
	Information Technology - 0.29%
240,000	Cisco Systems, Inc., 5.500%, due 02/22/16	270,687
	Materials - 0.21%
175,000	Westvaco Corp., 8.200%, due 01/15/30	195,536
	Telecommunication Services - 0.99%
415,000	Comcast Cable Communications, Holdings, Inc., 9.455%, due 11/15/22	560,317
315,000	Rogers Communications, Inc. (D), 6.250%, due 06/15/13	349,447
		909,764
	Utilities - 5.24%
500,000	Energy East Corp., 8.050%, due 11/15/10	519,666
175,000	Interstate Power & Light Co., 6.250%, due 07/15/39	189,146
1,000,000	MidAmerican Energy Co., 5.650%, due 07/15/12	1,084,090
400,000	Nevada Power Co., Series R, 6.750%, due 07/01/37	445,178
350,000	Progress Energy, Inc., 7.750%, due 03/01/31	428,011
126,000	Sierra Pacific Power Co., Series M, 6.000%, due 05/15/16	139,087
500,000	Southwestern Electric Power Co.,, Series E, 5.550%, due 01/15/17	529,695
600,000	Westar Energy, Inc., 6.000%, due 07/01/14	667,548
750,000	Wisconsin Electric Power Co., 6.500%, due 06/01/28	837,101
		4,839,522
	Total Corporate Notes and Bonds ( Cost $17,925,132 )	18,573,297
MORTGAGE BACKED - 15.74%
	Fannie Mae - 13.80%
169,295	4.000%, due 04/01/15 Pool # 255719	174,183
221,345	5.500%, due 04/01/16 Pool # 745444	233,063
37,440	6.000%, due 05/01/16 Pool # 582558	40,410
422,285	5.000%, due 12/01/17 Pool # 672243	450,705
408,416	5.000%, due 05/01/20 Pool # 813965	434,881

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Diversified Income Fund Portfolio of Investments (continued)
Par Value		Value (Note 2)
MORTGAGE BACKED (continued)
	Fannie Mae (continued)
$ 585,123	4.500%, due 09/01/20 Pool # 835465	$ 615,196
65,399	6.000%, due 05/01/21 Pool # 253847	71,843
17,180	7.000%, due 12/01/29 Pool # 762813	19,104
41,889	7.000%, due 11/01/31 Pool # 607515	46,869
40,078	7.000%, due 05/01/32 Pool # 644591	44,842
269,148	6.500%, due 06/01/32 Pool # 545691	296,542
433,010	5.500%, due 10/01/33 Pool # 254904	459,604
17,849	5.000%, due 05/01/34 Pool # 782214	18,621
377,524	5.000%, due 06/01/34 Pool # 255230	393,852
10,866	7.000%, due 07/01/34 Pool # 792636	12,039
131,368	5.500%, due 08/01/34 Pool # 793647	139,190
294,424	5.500%, due 03/01/35 Pool # 810075	311,218
756,802	5.500%, due 03/01/35 Pool # 815976	799,971
393,101	5.000%, due 08/01/35 Pool # 829670	409,119
311,934	5.000%, due 09/01/35 Pool # 820347	324,645
322,948	5.000%, due 09/01/35 Pool # 835699	336,108
591,118	5.000%, due 10/01/35 Pool # 797669	615,206
428,739	5.000%, due 11/01/35 Pool # 844504	446,210
400,643	5.000%, due 11/01/35 Pool # 844809	416,969
383,483	5.000%, due 12/01/35 Pool # 850561	399,110
129,944	5.500%, due 02/01/36 Pool # 851330	137,356
539,374	5.500%, due 09/01/36 Pool # 831820	569,298
383,904	6.000%, due 09/01/36 Pool # 831741	409,845
146,170	5.500%, due 10/01/36 Pool # 896340	154,280
486,923	5.500%, due 10/01/36 Pool # 901723	513,937
518,138	6.000%, due 11/01/36 Pool # 902510	558,449
573,051	5.500%, due 12/01/36 Pool # 902853	604,844
560,344	5.500%, due 12/01/36 Pool # 903059	591,432
476,670	5.500%, due 12/01/36 Pool # 907512	503,116
588,724	5.500%, due 12/01/36 Pool # 907635	621,386
524,467	6.000%, due 12/01/36 Pool # 903002	559,907
		12,733,350
	Freddie Mac - 1.82%
8,036	8.000%, due 06/01/30 Pool # C01005	9,237
121,324	6.500%, due 01/01/32 Pool # C62333	133,425
1,177,658	5.000%, due 07/01/33 Pool # A11325	1,230,984
58,779	6.000%, due 10/01/34 Pool # A28439	63,714
53,375	6.000%, due 10/01/34 Pool # A28598	57,856
102,934	5.000%, due 04/01/35 Pool # A32315	107,112
79,193	5.000%, due 04/01/35 Pool # A32316	82,407
		1,684,735
Par Value		Value (Note 2)
	Ginnie Mae - 0.12%
$ 9,808	8.000%, due 10/20/15 Pool # 002995	$ 10,620
54,372	6.500%, due 02/20/29 Pool # 002714	60,292
35,776	6.500%, due 04/20/31 Pool # 003068	39,620
		110,532
	Total Mortgage Backed ( Cost $13,703,884 )	14,528,617
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.94%
	Fannie Mae - 0.58%
500,000	5.250%, due 08/01/12	539,212
	Federal Farm Credit Bank - 1.25%
1,000,000	5.875%, due 10/03/16	1,151,439
	U.S. Treasury Bonds - 1.20%
860,000	6.625%, due 02/15/27	1,104,428
	U.S. Treasury Notes - 10.91%
30,000	4.500%, due 11/15/10	30,674
225,000	0.875%, due 02/28/11	225,887
320,000	4.875%, due 04/30/11	333,950
2,100,000	4.625%, due 12/31/11	2,234,039
375,000	1.375%, due 05/15/12	377,959
290,000	3.125%, due 08/31/13	303,707
1,150,000	4.000%, due 02/15/14	1,240,113
1,575,000	4.250%, due 08/15/14	1,715,273
2,000,000	4.250%, due 11/15/14	2,178,906
190,000	2.500%, due 03/31/15	190,950
60,000	4.250%, due 08/15/15	65,245
1,100,000	4.250%, due 11/15/17	1,177,086
		10,073,789
	Total U.S. Government and Agency Obligations ( Cost $12,389,935 )	12,868,868
Shares
INVESTMENT COMPANIES - 0.99%
911,987	SSgA Prime Money Market Fund	911,987
	Total Investment Companies ( Cost $911,987 )	911,987
TOTAL INVESTMENTS - 99.49% ( Cost $86,417,430** )		91,818,594
NET OTHER ASSETS AND LIABILITIES - 0.51%		470,160
TOTAL NET ASSETS - 100.00%		$ 92,288,754

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Diversified Income Fund Portfolio of Investments (concluded)
**	Aggregate cost for Federal tax purposes was $86,602,723.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or  other "qualified institutional investors."  The securities have been determined to be liquid under  guidelines established by the Board of Trustees.

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.82% of total net assets.
(E)	In Default. Issuer is bankrupt.
(M)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.
MEMBERS Mutual Funds | April 30, 2010

Equity Income Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 75.16%
	Consumer Discretionary - 13.48%
40,000	American Eagle Outfitters, Inc.	$ 672,400
17,000	Coach Inc.	709,750
15,000	Kohl’s Corp.	824,850
13,000	Target Corp.	739,310
15,100	TJX Companies, Inc.	699,734
24,000	YUM! Brands Inc.	1,018,080
		6,437,189
	Energy - 13.54%
25,000	Noble Corp.	987,250
40,000	Petrohawk Energy Corp	863,600
10,000	Schlumberger, Ltd.	714,200
26,000	Southwestern Energy Co.*	1,031,680
60,000	Weatherford International, Ltd. *	1,086,600
		4,683,330
	Financials - 14.29%
13,000	Aflac Inc.	662,480
21,000	Bank of New York Mellon Corp./The	911,610
26,000	Capital One Financial Corp	809,380
37,000	Morgan Stanley	1,118,140
21,000	State Street Corp.	913,500
16,000	Wells Fargo & Co.	529,760
		5,511,345
	Health Care - 10.82%
14,000	Genzyme Corp.*	745,360
24,000	Gilead Sciences, Inc.*	952,080
30,000	Pfizer, Inc.	501,600
17,000	St. Jude Medical, Inc. *	693,940
28,000	UnitedHealth Group, Inc.	848,680
		3,741,660
Shares		Value (Note 2)
	Information Technology - 20.28%
21,500	Adobe Systems Inc	$ 722,185
14,000	Altera Corp.	355,040
24,000	BMC Software	944,640
120,000	Brocade Communications Systems, Inc.	778,800
33,000	EMC Corp./Massachusetts *	627,330
2,000	Google Inc.- Class A*	1,050,880
25,000	Qualcomm, Inc	968,500
25,000	Varian Semiconductor Equipment	823,500
45,000	Yahoo! Inc.*	743,850
		5,241,660
	Industrials - 1.11%
8,000	Jacobs Engineering Group Inc	385,760
	Materials - 1.64%
7,500	Freeport-McMoran Copper	566,475
	Total Common Stocks ( Cost $25,053,608 )	26,000,944
9,441,595	Repurchase Agreement - 29.11% US Bank issued 4/30/10 at 0.01%, due 5/3/10, collateralized by $10,269,638 in Fannie Mae MBS #E99430 due 9/1/18. Proceeds at maturity are $10,068,168 (Cost $10,068,160).	10,068,160
TOTAL INVESTMENTS - 104.27% ( Cost $35,121,768** )		36,069,104
NET OTHER ASSETS AND LIABILITIES - 0.03%		9,517
Total Call Options Written - (4.30%)		(1,486,323)
TOTAL NET ASSETS - 100.00%		$ 34,592,298

*Non-income producing.
**Aggregate cost for Federal tax purposes was $35,121,768.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Equity Income Fund Portfolio of Investments (concluded)
Contracts (100 shares per contract)	Call Options Written	Expiration Date	Exercise Price	Value (Note 2)
215	Adobe Systems Inc	July-10	$35.00	$ 27,950
80	Aflac Inc.	May-10	49.00	22,240
50	Aflac Inc.	May-10	50.00	10,500
140	Altera Corp.	June-10	23.00	38,150
200	American Eagle Outfitters, Inc.	May-10	17.50	6,500
130	American Eagle Outfitters, Inc.	August-10	17.50	14,300
100	Bank of New York Mellon Corp./The	June-10	29.00	27,300
160	Bank of New York Mellon Corp./The	June-10	30.00	32,000
200	BMC Software	August-10	40.00	45,500
300	Brocade Communications Systems, Inc.	July-10	9.00	1,500
170	Capital One Financial	September-10	43.00	77,350
170	Coach Inc.	August-10	42.00	48,025
100	EMC Corp./Massachusetts	July-10	18.00	15,200
140	EMC Corp./Massachusetts	July-10	19.00	12,810
25	Freeport-McMoran Copper	May-10	85.00	1,063
50	Freeport-McMoran Copper	August-10	90.00	10,000
140	Genzyme Corp.	June-10	55.00	25,200
170	Gilead Sciences, Inc.	May-10	47.00	595
80	Jacobs Engineering Group Inc	July-10	46.00	34,400
70	Kohl’s Corp.	July-10	50.00	43,050
190	Morgan Stanley	July-10	29.00	54,910
50	Morgan Stanley	July-10	34.00	3,500
130	Morgan Stanley	October-10	32.00	30,875
250	Noble Corp.	September-10	44.00	47,500
400	Petrohawk Energy Corp	June-10	22.50	42,000
230	Qualcomm, Inc	July-10	40.00	30,130
50	Schlumberger, Ltd.	May-10	65.00	34,875
50	Schlumberger, Ltd.	August-10	70.00	31,875
160	Southwestern Energy Co.	June-10	44.00	14,000
60	Southwestern Energy Co.	June-10	49.00	1,200
170	St. Jude Medical, Inc.	October-10	40.00	62,050
170	State Street Corp.	May-10	47.00	2,975
40	State Street Corp.	August-10	48.00	6,100
130	Target Corp.	July-10	49.00	109,525
151	TJX Companies, Inc.	July-10	40.00	102,680
100	UnitedHealth Group, Inc.	June-10	34.00	2,900
180	UnitedHealth Group, Inc.	September-10	35.00	16,920
250	Varian Semiconductor Equipment	August-10	35.00	50,000
200	Weatherford International, Ltd.	August-10	18.00	36,300
400	Weatherford International, Ltd.	August-10	19.00	54,800
160	Wells Fargo & Co.	July-10	30.00	64,000
450	Yahoo! Inc.	July-10	17.00	33,975
180	YUM! Brands Inc.	July-10	36.00	121,500
60	YUM! Brands Inc.	October-10	37.00	38,100
	Total Call Options Written (Premiums Received $1,312,268)			$1,486,323

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Large Cap Value Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 98.98%
	Consumer Discretionary - 8.36%
17,500	AutoZone, Inc. *	$ 3,237,675
46,500	Darden Restaurants, Inc.	2,080,875
22,300	ITT Educational Services, Inc. *	2,255,199
80,000	Omnicom Group, Inc.	3,412,800
85,000	Viacom, Inc. *	3,003,050
		13,989,599
	Consumer Staples - 6.83%
50,000	CVS Caremark Corp.	1,846,500
27,000	Diageo PLC, ADR	1,839,780
28,000	PepsiCo, Inc./NC	1,826,160
35,000	Philip Morris International, Inc.	1,717,800
26,000	Procter & Gamble Co./The	1,616,160
48,000	Wal-Mart Stores, Inc.	2,575,200
		11,421,600
	Energy - 21.13%
25,000	Anadarko Petroleum Corp.	1,554,000
112,066	Chevron Corp.	9,126,655
81,000	ConocoPhillips	4,794,390
40,000	Devon Energy Corp.	2,693,200
101,000	Noble Corp. *	3,988,490
46,000	Occidental Petroleum Corp.	4,078,360
87,000	Southwestern Energy Co. *	3,452,160
212,000	Weatherford International, Ltd. *	3,839,320
77,000	Williams Cos., Inc./The	1,817,970
		35,344,545
	Financials - 24.08%
30,000	Arch Capital Group, Ltd. *	2,267,400
388,984	Bank of America Corp.	6,935,585
146,000	Bank of New York Mellon Corp./The	4,544,980
22,000	Berkshire Hathaway, Inc. *	1,694,000
13,000	Goldman Sachs Group, Inc./The	1,887,600
141,968	JPMorgan Chase & Co.	6,044,997
262,000	Keycorp	2,363,240
145,000	Morgan Stanley	4,381,900
33,500	Travelers Cos., Inc./The	1,699,790
77,000	US Bancorp	2,061,290
129,000	Wells Fargo & Co.	4,271,190
62,000	Willis Group Holdings PLC	2,135,900
		40,287,872
	Health Care - 11.33%
30,000	Baxter International, Inc.	1,416,600
67,000	Johnson & Johnson	4,308,100
90,000	Merck & Co., Inc.	3,153,600
362,040	Pfizer, Inc.	6,053,309
132,800	UnitedHealth Group, Inc.	4,025,168
		18,956,777
Shares		Value (Note 2)
	Industrials - 11.18%
42,000	Deere & Co.	$ 2,512,440
47,600	EI du Pont de Nemours & Co.	1,896,384
138,600	General Electric Co.	2,613,996
19,000	Illinois Tool Works, Inc.	970,900
43,000	Lockheed Martin Corp.	3,650,270
42,000	Norfolk Southern Corp.	2,491,860
23,000	United Technologies Corp.	1,723,850
82,000	Waste Management, Inc.	2,843,760
		18,703,460
	Information Technology - 7.11%
119,000	Intel Corp.	2,716,770
28,000	International Business Machines Corp.	3,612,000
84,900	Maxim Integrated Products, Inc.	1,648,758
81,000	Oracle Corp.	2,093,040
100,000	Western Union Co./The	1,825,000
		11,895,568
	Materials - 2.59%
12,000	Air Products & Chemicals, Inc.	921,360
23,023	Freeport-McMoRan Copper & Gold, Inc.	1,738,927
37,000	Nucor Corp.	1,676,840
		4,337,127
	Telecommunication Services - 4.09%
164,032	AT&T, Inc.	4,274,674
58,020	Verizon Communications, Inc.	1,676,198
40,000	Vodafone Group PLC, ADR	888,000
		6,838,872
	Utilities - 2.28%
87,500	Exelon Corp.	3,814,125
	Total Common Stocks ( Cost $153,313,174 )	165,589,545
INVESTMENT COMPANY - 0.92%
1,541,477	SSgA Prime Money Market Fund	1,541,477
	Total Investment Company ( Cost $1,541,477 )	1,541,477
TOTAL INVESTMENTS - 99.90% ( Cost $154,854,651** )		167,131,022
NET OTHER ASSETS AND LIABILITIES - 0.10%		170,266
TOTAL NET ASSETS - 100.00%		$167,301,288

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $155,341,417.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Large Cap Growth Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 97.05%
	Consumer Discretionary - 8.99%
8,700	Amazon.com, Inc. *	$ 1,192,422
9,500	Kohl’s Corp. *	522,405
26,800	McDonald’s Corp.	1,891,812
60,388	Omnicom Group, Inc.	2,576,152
12,200	TJX Cos., Inc.	565,348
53,500	Visa, Inc., Class A	4,827,305
65,500	Yum! Brands, Inc.	2,778,510
		14,353,954
	Consumer Staples - 9.91%
33,800	Colgate-Palmolive Co.	2,842,580
29,700	Diageo PLC, ADR	2,023,758
69,500	PepsiCo, Inc./NC	4,532,790
119,700	Wal-Mart Stores, Inc.	6,421,905
		15,821,033
	Energy - 7.58%
18,500	Cameron International Corp. *	730,010
17,600	Noble Corp. *	695,024
180,600	Petrohawk Energy Corp. *	3,899,154
24,400	Schlumberger, Ltd.	1,742,648
51,700	Southwestern Energy Co. *	2,051,456
165,200	Weatherford International, Ltd. *	2,991,772
		12,110,064
	Financials - 9.23%
231,312	Axis Capital Holdings, Ltd.	7,209,995
98,125	Bank of New York Mellon Corp./The	3,054,631
18,000	IntercontinentalExchange, Inc. *	2,099,340
41,209	T Rowe Price Group, Inc.	2,369,930
		14,733,896
	Health Care - 11.94%
26,800	Allergan, Inc./United States	1,706,892
63,500	Celgene Corp. *	3,933,825
38,393	HMS Holdings Corp. *	2,054,025
1,100	Intuitive Surgical, Inc. *	396,616
137,505	Johnson & Johnson	8,841,572
52,100	St. Jude Medical, Inc. *	2,126,722
		19,059,652
	Industrials - 8.11%
18,165	3M Co.	1,617,226
84,400	Aecom Technology Corp. *	2,537,908
28,300	Boeing Co./The	2,049,769
11,600	Deere & Co.	693,912
52,700	EnerNOC, Inc. *	1,532,516
36,300	Raytheon Co.	2,116,290
69,000	Waste Management, Inc.	2,392,920
		12,940,541
Shares		Value (Note 2)
	Information Technology - 37.87%
	Communication Equipment - 8.24%
304,200	Cisco Systems, Inc. *	$ 8,189,064
128,100	QUALCOMM, Inc.	4,962,594
	Computers & Peripherals - 4.42%
27,050	Apple, Inc. *	7,063,296
	Internet - 0.47%
45,400	Yahoo!, Inc. *	750,462
	IT Services - 3.86%
47,784	International Business Machines Corp.	6,164,136
	Semiconductors - 6.86%
296,300	Intel Corp.	6,764,529
35,600	Novellus Systems, Inc. *	932,720
98,699	Varian Semiconductor Equipment Associates, Inc. *	3,251,145
	Software - 14.02%
43,005	ArcSight, Inc. *	977,503
55,100	BMC Software, Inc. *	2,168,736
14,872	Google, Inc., Class A *	7,814,344
208,900	Microsoft Corp.	6,379,806
114,000	Oracle Corp.	2,945,760
24,600	Salesforce.com, Inc. *	2,105,760
		60,469,855
	Materials - 3.42%
21,400	Agnico-Eagle Mines, Ltd.	1,351,624
68,600	Ecolab, Inc.	3,350,424
16,693	Nucor Corp.	756,527
		5,458,575
	Total Common Stocks ( Cost $129,968,845 )	154,947,570
INVESTMENT COMPANY - 3.29%
5,258,077	SSgA Prime Money Market Fund	5,258,077
	Total Investment Company ( Cost $5,258,077 )	5,258,077
TOTAL INVESTMENTS - 100.34% ( Cost $135,226,922** )		160,205,647
NET OTHER ASSETS AND LIABILITIES - (0.34)%		(547,181)
TOTAL NET ASSETS - 100.00%		$159,658,466

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $137,102,793.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Mid Cap Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 92.31%
	Consumer Discretionary - 14.13%
9,090	AutoZone, Inc. *	$ 1,681,741
30,847	Bed Bath & Beyond, Inc. *	1,417,728
51,929	CarMax, Inc. *	1,275,896
11,311	ITT Educational Services, Inc. *	1,143,881
30,421	Morningstar, Inc. *	1,430,091
35,515	Omnicom Group, Inc.	1,515,070
12,501	Sears Holdings Corp. *	1,511,996
38,942	Yum! Brands, Inc.	1,651,920
		11,628,323
	Consumer Staples - 3.56%
21,497	Brown-Forman Corp., Class B	1,250,696
42,383	McCormick & Co., Inc./MD	1,677,095
		2,927,791
	Energy - 7.23%
15,365	Contango Oil & Gas Co. *	843,538
23,915	Ensco PLC, ADR	1,128,310
34,865	Noble Corp. *	1,376,819
32,400	Southwestern Energy Co. *	1,285,632
72,483	Weatherford International, Ltd. *	1,312,667
		5,946,966
	Financials - 16.56%
20,025	Arch Capital Group, Ltd. *	1,513,490
73,320	Brookfield Asset Management, Inc., Class A	1,857,929
98,015	Brookfield Properties Corp.	1,566,280
66,275	Brown & Brown, Inc.	1,334,778
12,639	IntercontinentalExchange, Inc. *	1,474,087
59,599	Leucadia National Corp. *	1,508,451
4,048	Markel Corp. *	1,549,736
24,727	RLI Corp.	1,434,166
61,751	SEI Investments Co.	1,386,927
		13,625,844
	Health Care - 10.47%
15,310	CR Bard, Inc.	1,324,774
43,598	DENTSPLY International, Inc.	1,597,431
20,209	IDEXX Laboratories, Inc. *	1,336,623
20,686	Laboratory Corp. of America Holdings *	1,625,299
25,743	Techne Corp.	1,705,474
18,188	Varian Medical Systems, Inc. *	1,025,439
		8,615,040
	Industrials - 18.18%
42,413	Aecom Technology Corp. *	1,275,359
44,710	Copart, Inc. *	1,595,700
90,435	Covanta Holding Corp. *	1,580,804
37,000	Expeditors International of Washington, Inc.	1,507,380
16,612	Fastenal Co.	908,510
45,708	IDEX Corp.	1,535,789
Shares		Value (Note 2)
29,560	Jacobs Engineering Group, Inc. *	$ 1,425,383
55,915	Knight Transportation, Inc.	1,190,430
55,557	Ritchie Bros Auctioneers, Inc.	1,300,034
26,129	Wabtec Corp./DE	1,243,218
40,126	Waste Management, Inc.	1,391,569
		14,954,176
	Information Technology - 13.78%
32,919	Adobe Systems, Inc. *	1,105,749
34,705	Altera Corp.	880,119
30,925	Amphenol Corp., Class A	1,429,044
34,745	BMC Software, Inc. *	1,367,563
26,047	Concur Technologies, Inc. *	1,091,630
17,978	Factset Research Systems, Inc.	1,352,305
40,791	FLIR Systems, Inc. *	1,247,797
48,454	Teradata Corp. *	1,408,558
79,495	Western Union Co./The	1,450,784
		11,333,549
	Materials - 5.20%
34,465	Ecolab, Inc.	1,683,270
14,591	Martin Marietta Materials, Inc.	1,398,985
38,127	Valspar Corp.	1,194,138
		4,276,393
	Telecommunication Services - 1.77%
38,536	Crown Castle International Corp. *	1,458,588
	Utilities - 1.43%
27,150	EQT Corp.	1,180,753
	Total Common Stocks ( Cost $64,528,438 )	75,947,423
Par Value
CERTIFICATE OF DEPOSIT - 1.50%
$1,230,806	State Street Eurodollar, 0.010%, due 05/03/10	1,230,806
	Total Certificate of Deposit ( Cost $1,230,806 )	1,230,806
Shares
INVESTMENT COMPANIES - 6.62%
14,584	iShares COMEX Gold Trust ETF *	1,683,285
3,761,719	SSgA Prime Money Market Fund	3,761,719
	Total Investment Companies ( Cost $5,218,833 )	5,445,004
TOTAL INVESTMENTS - 100.43% ( Cost $70,978,077** )		82,623,233
NET OTHER ASSETS AND LIABILITIES - (0.43)%		(351,864)
TOTAL NET ASSETS - 100.00%		$ 82,271,369

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $70,984,396.
ADR	American Depository Receipt.
ETF	Exchange Traded Funds.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Small Cap Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 96.92%
	Consumer Discretionary - 17.79%
22,700	Arbitron, Inc.	$ 699,387
3,900	Bally Technologies, Inc. *	179,868
30,800	Cato Corp./The, Class A	731,500
10,700	CEC Entertainment, Inc. *	417,835
10,400	Choice Hotels International, Inc.	377,624
15,900	Dress Barn, Inc./The *	440,112
20,100	Helen of Troy, Ltd. *	542,901
11,400	Hibbett Sports, Inc. *	313,500
2,700	International Speedway Corp.	82,512
11,600	Matthews International Corp., Class A	406,000
37,600	Sonic Corp. *	440,296
48,400	Stage Stores, Inc.	738,100
7,100	Tempur-Pedic International, Inc. *	239,270
3,500	Unifirst Corp./MA	171,045
		5,779,950
	Consumer Staples - 5.07%
11,400	Casey’s General Stores, Inc.	440,382
16,500	Herbalife, Ltd.	796,125
17,800	Lance, Inc.	412,604
		1,649,111
	Energy - 4.74%
17,400	Penn Virginia Corp.	443,874
5,900	SEACOR Holdings, Inc. *	496,603
5,700	St. Mary Land & Exploration Co.	229,368
4,100	Whiting Petroleum Corp. *	370,353
		1,540,198
	Financials - 23.16%
918	Alleghany Corp. *	272,793
9,900	American Campus Communities Inc., REIT	278,883
15,400	AMERISAFE, Inc. *	263,340
38,400	Ares Capital Corp.	609,024
11,400	Assured Guaranty, Ltd.	245,670
2,100	Credit Acceptance Corp. *	94,710
26,100	Delphi Financial Group, Inc., Class A	717,750
26,084	DiamondRock Hospitality Co., REIT *	286,663
28,800	Education Realty Trust, Inc., REIT	203,616
40,990	First Busey Corp.	207,000
34,700	First Midwest Bancorp, Inc./IL	527,440
20,520	International Bancshares Corp.	495,968
6,500	Mack-Cali Realty Corp., REIT	223,340
16,600	MB Financial, Inc.	406,700
17,600	NewAlliance Bancshares, Inc.	229,328
21,600	Northwest Bancshares, Inc./MD	269,784
13,000	Platinum Underwriters Holdings, Ltd.	483,730
6,000	Realty Income Corp., REIT	196,740
Shares		Value (Note 2)
8,800	Reinsurance Group of America, Inc.	$ 454,344
9,089	Validus Holdings, Ltd.	232,406
27,800	Webster Financial Corp.	576,016
4,300	Westamerica Bancorporation	252,711
		7,527,956
	Health Care - 6.34%
17,200	Amsurg Corp. *	356,384
13,700	Charles River Laboratories International, Inc. *	458,676
7,400	Corvel Corp. *	246,420
14,600	ICON PLC, ADR *	425,882
12,500	ICU Medical, Inc. *	445,125
8,400	Universal American Corp./NY *	128,940
		2,061,427
	Industrials - 21.35%
50,600	ACCO Brands Corp. *	461,978
8,000	Acuity Brands, Inc.	361,680
26,800	Albany International Corp., Class A	682,596
32,800	Belden, Inc.	900,688
26,700	Carlisle Cos., Inc.	1,007,391
8,000	ESCO Technologies, Inc.	246,800
15,200	GATX Corp.	496,128
13,900	Genesee & Wyoming, Inc., Class A *	543,490
11,900	Kirby Corp. *	500,752
18,700	Mueller Industries, Inc.	554,455
15,400	Standard Parking Corp. *	260,106
8,600	Sterling Construction Co., Inc. *	150,500
12,600	United Stationers, Inc. *	771,372
		6,937,936
	Information Technology - 8.66%
5,400	Coherent, Inc. *	202,878
15,800	Diebold, Inc.	495,330
21,727	Electronics for Imaging, Inc. *	279,192
9,100	MAXIMUS, Inc.	563,381
9,000	MTS Systems Corp.	268,830
29,300	NAM TAI Electronics, Inc. *	147,086
22,000	Websense, Inc. *	500,940
12,300	Zebra Technologies Corp., Class A *	357,315
		2,814,952
	Materials - 4.47%
10,000	Aptargroup, Inc.	430,400
7,800	Deltic Timber Corp.	410,436
33,100	Zep, Inc.	610,364
		1,451,200
	Utilities - 5.34%
11,600	Atmos Energy Corp.	343,128
6,450	New Jersey Resources Corp.	243,358
14,900	Unisource Energy Corp.	496,468

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Small Cap Fund Portfolio of Investments (concluded)
Shares		Value (Note 2)
COMMON STOCKS (continued)
	Utilities (continued)
17,000	Westar Energy, Inc.	$ 402,730
7,000	WGL Holdings, Inc.	250,180
		1,735,864
	Total Common Stocks ( Cost $24,874,102 )	31,498,594
INVESTMENT COMPANY - 3.20%
1,039,302	SSgA Prime Money Market Fund	1,039,302
	Total Investment Company ( Cost $1,039,302 )	1,039,302
TOTAL INVESTMENTS - 100.12% ( Cost $25,913,404** )		32,537,896
NET OTHER ASSETS AND LIABILITIES - (0.12)%		(38,725)
TOTAL NET ASSETS - 100.00%		$32,499,171

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $26,439,944.
ADR	American Depository Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
International Stock Fund Portfolio of Investments
Shares		Value (Note 2)
COMMON STOCKS - 96.12%
	Australia - 1.00%
26,314	ABC Learning Centres, Ltd. (L)(T) *	$ –
52,800	QBE Insurance Group, Ltd. (L)	1,033,203
	Belgium - 2.04%
43,433	Anheuser-Busch InBev N.V. (L)	2,111,190
	Brazil - 2.93%
82,100	Banco do Brasil S.A.	1,425,161
164,100	Cielo S.A.	1,603,339
		3,028,500
	Canada - 2.91%
11,000	Potash Corp. of Saskatchewan, Inc.	1,220,736
31,300	Rogers Communications, Inc.	1,120,709
17,900	TELUS Corp.	665,165
		3,006,610
	China - 0.90%
1,273,800	Industrial & Commercial Bank of China (L)	934,457
	Czech Republic - 0.76%
16,400	CEZ AS	788,272
12,600	DSV A/S (L)	224,115
12,425	Novo Nordisk A/S, B Shares (L)	1,013,799
		1,237,914
	France - 7.77%
28,598	BNP Paribas (L)	1,963,580
15,200	Cap Gemini S.A. (L)	770,402
42,049	Sanofi-Aventis S.A. (L)	2,876,319
30,631	Total S.A. (L)	1,658,119
23,000	Valeo S.A. (L)*	767,717
		8,036,137
	Germany - 4.18%
26,700	Bayerische Motoren Werke AG (L)	1,306,948
21,500	SAP AG (L)	1,034,727
20,074	Siemens AG (L)	1,982,558
		4,324,233
	Hong Kong - 2.90%
289,107	Esprit Holdings, Ltd. (L)	2,070,750
200,900	Kerry Properties, Ltd. (L)	924,198
		2,994,948
	India - 0.74%
554,700	Idea Cellular, Ltd. (L)*	761,117
	Ireland - 1.67%
60,640	CRH PLC (L)	1,722,151
	Italy - 1.39%
39,700	Atlantia SpA (L)	846,405
32,830	Prysmian SpA (L)	589,226
		1,435,631
Shares		Value (Note 2)
	Japan - 20.31%
17,500	Benesse Holdings, Inc.	$ 803,979
47,400	Canon, Inc. (L)	2,156,813
33,840	Daito Trust Construction Co., Ltd. (L)	1,805,675
40,700	Honda Motor Co., Ltd. (L)	1,370,667
61,000	Hoya Corp. (L)	1,672,273
111	Inpex Corp. (L)	782,040
304	KDDI Corp.	1,469,199
4,300	Keyence Corp. (L)	1,022,093
108,200	Kubota Corp. (L)	948,397
64,600	Mitsubishi Corp. (L)	1,527,819
72,800	Mitsubishi Estate Co., Ltd. (L)	1,311,544
157,100	Nomura Holdings, Inc. (L)	1,080,082
47,200	Sumitomo Mitsui Financial Group, Inc. (L)	1,551,991
5,381	Yahoo! Japan Corp. (L)	2,049,464
18,640	Yamada Denki Co., Ltd. (L)	1,444,954
		20,996,990
	Korea - 0.80%
5,000	Hyundai Mobis (L)	830,341
	Mexico - 0.73%
36,100	Grupo Televisa S.A., ADR	750,158
	Netherlands - 1.87%
19,700	Heineken N.V. (L)	913,513
33,238	TNT N.V.	1,020,364
		1,933,877
	Norway - 1.32%
81,800	Aker Solutions ASA (L)	1,367,600
	Russia - 0.75%
13,600	Lukoil OAO, ADR (L)	775,850
	Singapore - 0.90%
421,500	Singapore Telecommunications, Ltd. (L)	935,253
	South Korea - 0.80%
2,150	Samsung Electronics Co., Ltd., GDR (C)	823,988
	Spain - 2.15%
37,000	Amadeus IT Holding S.A. *	590,565
130,004	Banco Santander S.A. (L)	1,631,651
		2,222,216
	Switzerland - 8.74%
39,924	Credit Suisse Group AG (L)	1,824,697
12,900	Julius Baer Group, Ltd. (L)	445,102
32,770	Nestle S.A. (L)	1,597,839
48,785	Novartis AG (L)	2,486,759
8,347	Roche Holding AG	1,318,131
6,127	Zurich Financial Services AG (L)	1,364,776
		9,037,304

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
International Stock Fund Portfolio of Investments (concluded)
Shares		Value (Note 2)
COMMON STOCKS (continued)
	Turkey - 0.89%
193,400	Turkiye Garanti Bankasi AS, ADR	$ 918,650
	United Kingdom - 26.47%
273,015	BAE Systems PLC (L)	1,435,737
295,700	Barclays PLC (L)	1,514,679
105,751	BG Group PLC (L)	1,776,326
45,600	BHP Billiton PLC (L)	1,401,583
145,400	British Airways PLC (L)*	500,878
29,626	British American Tobacco PLC	931,488
99,200	GlaxoSmithKline PLC	1,838,907
123,883	HSBC Holdings PLC (L)	1,262,621
239,498	Informa PLC	1,454,714
200,106	International Power PLC (L)	1,011,484
1,571,216	Lloyds Banking Group PLC (L)*	1,571,971
152,207	Prudential PLC	1,350,181
45,800	Royal Dutch Shell PLC (L)	1,433,657
59,400	Standard Chartered PLC (L)	1,584,069
206,695	Tesco PLC (L)	1,375,585
75,300	Unilever PLC (L)	2,256,738
732,164	Vodafone Group PLC	1,629,024
116,963	WPP PLC (L)	1,244,082
108,300	Xstrata PLC (L)	1,794,243
		27,367,967
	Total Common Stocks ( Cost $87,590,770 )	99,374,557
INVESTMENT COMPANIES - 2.75%
	United States - 2.75%
2,841,502	SSgA Prime Money Market Fund	2,841,502
	Total Investment Companies ( Cost $2,841,502 )	2,841,502
TOTAL INVESTMENTS - 98.87% ( Cost $90,432,272** )		102,216,059
NET OTHER ASSETS AND LIABILITIES - 1.13%		1,173,739
TOTAL NET ASSETS - 100.00%		$103,389,798

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $92,094,097.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."  The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L)	Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 2).
(T)	Illiquid security.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Industry Concentration
% of Net Assets
Commercial Banks	14.3%
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	6.2%
Automobiles	4.1%
Wireless Telecommunication Services	4.0%
Real Estate Management & Development	3.9%
Net Other Assets & Liabilities	3.9%
Food Products	3.7%
Insurance	3.6%
Distributors	3.5%
Electronic Equipment & Instruments	3.4%
Media	3.3%
Commercial Services & Supplies	3.2%
Metals & Mining	3.1%
Diversified Telecommunication Services	3.1%
Beverages	2.9%
Capital Markets	2.8%
Electrical Equipment	2.5%
Office Electronics	2.1%
IT Services	2.0%
Electric Utilities	1.8%
Construction Materials	1.7%
Software	1.6%
Household Durables	1.4%
Aerospace & Defense	1.4%
Food & Staples Retailing	1.3%
Construction & Engineering	1.3%
Chemicals	1.2%
Air Freight & Logistics	1.0%
Machinery	0.9%
Tobacco	0.9%
Industrial Conglomerates	0.5%
Transportation Infrastructure	0.2%
100.0%

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Assets and Liabilities as of April 30, 2010 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$13,361,307	$ 28,925,332	$ 10,546,177
Affiliated issuers4	28,090,603	69,039,976	23,213,619
Net unrealized appreciation
Unaffiliated issuers	684,342	2,238,374	636,456
Affiliated issuers4	836,131	2,310,444	1,325,016
Total investments at value	42,972,383	102,514,126	35,721,268
Receivables:
Fund shares sold	30,653	142,677	121,624
Dividends and interest	15,155	22,509	2,801
Due from Adviser	2,650	–	4,008
Other assets	1,714	–	239
Total assets	43,022,555	102,679,312	35,849,940
Liabilities:
Payables:
Fund shares repurchased	6,765	102,218	8,011
Advisory agreement fees	6,935	16,765	5,848
Service agreement fees	–	8,889	–
Audit fees	9,818	9,818	9,818
Distribution fees – Class B	4,461	14,256	5,361
Distribution fees – Class C	2,480	2,312	343
Shareholder servicing fees	8,669	20,957	7,310
Trustee fees	1,500	2,250	1,500
Accrued expenses and other payables	4,489	3,639	4,439
Total liabilities	45,117	181,104	42,630
Net Assets	$ 42,977,438	$102,498,208	$ 35,807,310
Net Assets consist of:
Paid-in capital	$ 45,255,851	$115,510,426	$ 41,058,318
Accumulated undistributed net investment income	3,510	307,392	98,600
Accumulated net realized loss on investments sold and foreign currency related transactions	(3,802,396)	(17,868,428)	(7,311,080)
Net unrealized appreciation of investments (including appreciation (depreciation) of foreign currency related transactions)	1,520,473	4,548,818	1,961,472
Net Assets	$ 42,977,438	$102,498,208	$ 35,807,310
Class A Shares:
Net Assets	$ 31,324,221	$ 75,375,540	$ 26,530,343
Shares of beneficial interest outstanding	3,217,184	8,047,480	2,981,511
Net Asset Value and redemption price per share1	$ 9.74	$ 9.37	$ 8.90
Sales charge of offering price2	0.59	0.57	0.54
Maximum offering price per share	$ 10.33	$ 9.94	$ 9.44
Class B Shares:
Net Assets	$ 7,394,217	$ 23,347,880	$ 8,717,536
Shares of beneficial interest outstanding	759,008	2,498,625	984,667
Net Asset Value and redemption price per share1	$ 9.74	$ 9.34	$ 8.85
Class C Shares3:
Net Assets	$ 4,259,000	$ 3,774,788	$ 559,431
Shares of beneficial interest outstanding	436,944	403,619	63,136
Net Asset Value and redemption price per share1	$ 9.75	$ 9.35	$ 8.86

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation Funds.
3	Class C shares commenced investment operations on February 29, 2008.
4	See Note 11 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Assets and Liabilities as of April 30, 2010 (unaudited)

	Cash Reserves Fund	Bond Fund	High Income Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 15,032,125	$ 206,079,558	$ 112,191,545
Net unrealized appreciation
Unaffiliated issuers	–	6,785,592	8,604,888
Total investments at value	15,032,125	212,865,150	120,796,433
Cash:	–	–	512,069
Receivables:
Investments sold	–	–	361,590
Fund shares sold	11,568	42,556	2,805
Dividends and interest	–	1,641,157	2,358,680
Due from Adviser	10,265	-	–
Total assets	15,053,958	214,548,863	124,031,577
Liabilities:
Bank overdrafts	–	5,642	–
Payables:
Investments purchased	–	–	4,556,097
Fund shares repurchased	7,193	102,290	48,123
Advisory agreement fees	–	87,619	53,481
Service agreement fees	–	14,362	7,379
Audit fees	9,000	9,424	9,819
Distribution fees – Class B	1,447	4,931	2,778
Shareholder servicing fees	-	10,544	6,069
Trustee fees	1,500	2,500	2,250
Accrued expenses and other payables	3,606	1,444	4,287
Total liabilities	22,746	238,756	4,690,283
Net Assets	$ 15,031,212	$214,310,107	$119,341,294
Net Assets consist of:
Paid-in capital	$ 15,031,212	$208,887,763	$118,679,177
Accumulated undistributed net investment income (loss)	–	46,535	39,671
Accumulated net realized loss on investments sold and foreign currency related transactions	–	(1,409,783)	(7,982,442)
Net unrealized appreciation of investments (including appreciation (depreciation) of foreign currency related transactions)	–	6,785,592	8,604,888
Net Assets	$ 15,031,212	$214,310,107	$119,341,294
Class A Shares:
Net Assets	$ 12,701,436	$ 43,349,791	$ 25,171,634
Shares of beneficial interest outstanding	12,703,805	4,280,383	3,639,407
Net Asset Value and redemption price per share1	$1.00	$10.13	$6.92
Sales charge of offering price2	–	0.48	0.33
Maximum offering price per share	$ 1.00	$ 10.61	$ 7.25
Class B Shares:
Net Assets	$ 2,329,776	$ 8,046,081	$ 4,487,562
Shares of beneficial interest outstanding	2,332,517	794,180	640,744
Net Asset Value and redemption price per share1	$ 1.00	$ 10.13	$ 7.00
Class Y Shares3:
Net Assets		$ 162,914,235	$ 89,682,098
Shares of beneficial interest outstanding		16,093,948	12,989,331
Net Asset Value and redemption price per share1		$ 10.12	$ 6.90

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is 4.50% for the Bond and High Income Funds.
3	Class Y shares are not available for the Cash Reserves Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Assets and Liabilities as of April 30, 2010 (unaudited)

	Diversified Income Fund	Equity Income Fund	Large Cap Value Fund
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$ 86,417,430	$ 35,121,768	$154,854,651
Net unrealized appreciation
Unaffiliated issuers	5,401,164	947,336	12,276,371
Total investments at value	91,818,594	36,069,104	167,131,022
Foreign currency (cost of $251,400) (Note 2)	–	–	–
Receivables:
Investments sold	2,771,345	–	2,483,004
Fund shares sold	7,605	5,659	14,294
Dividends and interest	639,734	10,358	207,618
Due from Adviser	–	–	–
Other assets	4,793	4,424	–
Total assets	95,242,071	36,089,545	169,835,938
Liabilities:
Bank overdrafts	3,943	–	–
Payables:
Investments purchased	2,736,490	–	2,277,296
Fund shares repurchased	110,712	–	106,350
Advisory agreement fees	49,470	–	76,701
Service agreement fees	3,798	–	38,530
Audit fees	9,424	9,424	9,424
Distribution fees – Class B	11,170	–	6,004
Shareholder servicing fees	22,487	–	14,177
Trustee fees	2,000	1,500	2,250
Options written, at value (premium received $1,312,268) (Note 6)	–	1,486,323	–
Accrued expenses and other payables	3,823	–	3,918
Total liabilities	2,953,317	1,497,247	2,534,650
Net Assets	$ 92,288,754	$ 34,592,298	$167,301,288
Net Assets consist of:
Paid-in capital	$102,971,955	$ 33,140,661	$182,810,538
Accumulated undistributed net investment income (loss)	31,504	(91,756)	539,385
Accumulated net realized loss on investments sold, options and foreign currency related transactions	(16,115,869)	770,112	(28,325,006)
Net unrealized appreciation of investments (including appreciation (depreciation) of options and foreign currency related transactions)	5,401,164	773,281	12,276,371
Net Assets	$ 92,288,754	$ 34,592,298	$167,301,288
Class A Shares:
Net Assets	$ 74,185,456	$ 2,077,959	$ 58,249,168
Shares of beneficial interest outstanding	6,858,961	198,468	4,949,028
Net Asset Value and redemption price per share1	$ 10.82	$ 10.47	$ 11.77
Sales charge of offering price2	0.66	0.64	0.72
Maximum offering price per share	$ 11.48	$ 11.11	$ 12.49
Class B Shares3:
Net Assets	$ 18,103,298		$ 9,607,780
Shares of beneficial interest outstanding	1,665,560		827,777
Net Asset Value and redemption price per share1	$ 10.87		$ 11.61
Class Y Shares4:
Net Assets		$ 32,514,339	$ 99,444,340
Shares of beneficial interest outstanding		3,101,386	8,449,719
Net Asset Value and redemption price per share1		$ 10.48	$ 11.77

1	If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
2	Sales charge of offering price is 5.75% for the Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds.
3	Class B shares are not available for the Equity Income Fund.
4	Class Y shares are not available for the Diversified Income Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Assets and Liabilities as of April 30, 2010 (unaudited)

Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$135,226,922	$ 70,978,077	$ 25,913,404	$ 90,432,272

24,978,725	11,645,156	6,624,492	11,783,787
160,205,647	82,623,233	32,537,896	102,216,059
–	–	–	252,608

2,263,139	–	71,451	3,021,447
10,613	5,859	2,906	8,475
61,904	18,991	14,901	485,279
–	–	4,712	–
–	52	–	170,620
162,541,303	82,648,135	32,631,866	106,154,488

–	–	–	–

2,558,691	245,354	89,884	2,618,873
175,966	29,357	–	14,290
99,135	50,139	26,427	92,010
14,762	15,172	–	14,220
9,424	9,819	9,819	9,819
6,149	6,286	147	3,063
12,542	11,174	560	5,953
2,250	1,750	1,500	2,250
–	–	–	–
3,918	7,715	4,358	4,212
2,882,837	376,766	132,695	2,764,690
$159,658,466	$ 82,271,369	$ 32,499,171	$103,389,798

$163,887,166	$ 89,860,645	$ 27,941,868	$116,236,813
155,218	(155,838)	6,479	171,585
(29,362,643)	(19,078,608)	(2,073,668)	(24,798,118)
24,978,725	11,645,170	6,624,492	11,779,518
$159,658,466	$ 82,271,369	$ 32,499,171	$103,389,798

$ 50,417,425	$ 44,686,578	$ 2,564,567	$ 23,230,352
3,391,272	7,670,253	250,661	2,324,013
$ 14.87	$ 5.83	$ 10.23	$ 10.00
0.91	0.37	0.62	0.61
$ 15.78	$ 6.20	$ 10.85	$ 10.61

$ 9,909,520	$ 10,244,479	$ 237,711	$ 4,821,947
721,193	1,899,042	23,496	489,289
$ 13.74	$ 5.39	$ 10.12	$ 9.86

$ 99,331,521	$ 27,340,312	$ 29,696,893	$ 75,337,499
6,645,163	4,646,416	2,912,235	7,537,970
$ 14.95	$ 5.88	$ 10.20	$ 9.99

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Operations for the Period Ended April 30, 2010 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Investment Income:
Interest	$ 127	$ 300	$ 108
Dividends
Unaffiliated issuers	282,714	502,256	87,081
Affiliated issuers1	465,948	948,768	292,834
Total investment income	748,789	1,451,324	380,023
Expenses:
Advisory agreement fees	39,550	94,235	32,574
Service agreement fees	36,619	103,976	27,899
Audit fees	9,818	9,818	9,818
Trustees’ fees	3,000	4,000	3,000
Distribution fees – Class B	25,243	80,303	30,484
Distribution fees – Class C2	13,878	12,499	1,962
Shareholder servicing fees – Class A	36,397	86,860	29,902
Shareholder servicing fees – Class B	8,414	26,768	10,161
Shareholder servicing fees – Class C2	4,626	4,166	654
Total expenses	177,545	422,625	146,454
Net Investment Income	571,244	1,028,699	233,569
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	383,559	(746,887)	(585,186)
Affiliated issuers1	(427,125)	(3,457,645)	(1,772,925)
Capital gain distributions received from underlying funds
Unaffiliated issuers	–	–	2,081
Net change in unrealized appreciation on investments (including a net unrealized appreciation on foreign currency related transactions)	1,763,223	10,851,320	5,390,051
Net Realized and Unrealized Gain on Investments	1,719,657	6,646,788	3,034,021
Net Increase in Net Assets from Operations	$ 2,290,901	$ 7,675,487	$ 3,267,590

1	See Note 11 for information on affiliated issuers.
2	Class C shares commenced investment operations on February 29, 2008.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Operations for the Period Ended April 30, 2010 (unaudited)

	Cash Reserves Fund	Bond Fund	High Income Fund
Investment Income:
Interest	$ 9,886	$ 3,487,087	$ 4,906,197
Expenses:
Advisory agreement fees	31,757	510,728	313,565
Service agreement fees	79	138,794	100,205
Audit fees	9,000	9,424	9,819
Trustees’ fees	3,000	5,000	4,000
Distribution fees – Class B	9,639	31,544	16,845
Shareholder servicing fees – Class A	–	54,525	31,171
Shareholder servicing fees – Class B	–	10,515	5,615
Total expenses before reimbursement/waiver	53,475	760,530	481,220
Less reimbursement/waiver1	(43,589)	–	–
Total expenses net of reimbursement/waiver	9,886	760,530	481,220
Net Investment Income	–	2,726,557	4,424,977
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	–	(378)	2,004,020
Net change in unrealized appreciation on investments (including a net unrealized appreciation (depreciation) on foreign currency related transactions)	–	291,401	2,406,673
Net Realized and Unrealized Gain on Investments	–	291,023	4,410,693
Net Increase in Net Assets from Operations	$ –	$ 3,017,580	$ 8,835,670

1	Waiver includes advisory agreement fees of $31,873, service agreement fees of $2,077, and distribution fees of $9,639 for the Cash Reserves Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Operations for the Period Ended April 30, 2010 (unaudited)

	Diversified Income Fund	Equity Income Fund	Large Cap Value Fund
Investment Income:
Interest	$ 1,179,450	$ 517	$ 1,072
Dividends
Unaffiliated issuers	766,522	49,683	1,616,644
Less: Foreign taxes withheld	(3,253)	–	–
Total investment income	1,942,719	50,200	1,617,716
Expenses:
Advisory agreement fees	295,874	119,646	435,864
Service agreement fees	77,864	–	271,369
Audit fees	9,424	9,424	9,424
Trustees’ fees	3,750	3,000	4,500
Distribution fees – Class B	66,995	–	35,827
Shareholder servicing fees – Class A	91,466	1,196	71,338
Shareholder servicing fees – Class B	22,332	–	11,942
Other expenses	–	8,690	–
Total expenses net of reimbursement	567,705	141,956	840,264
Net Investment Income (Loss)	1,375,014	(91,756)	777,452
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on options and foreign currency related transactions)
Options	–	289,568	–
Unaffiliated issuers	2,136,137	480,544	1,650,962
Net change in unrealized appreciation on investments (including a net unrealized appreciation (depreciation) on options and foreign currency related transactions)
Options	–	(174,055)	–
Unaffiliated issuers	3,458,192	947,336	16,253,138
Net Realized and Unrealized Gain on Investments and Options Transactions	5,594,329	1,543,393	17,904,100
Net Increase in Net Assets from Operations	$ 6,969,343	$ 1,451,637	$ 18,681,552
See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Operations for the Period Ended April 30, 2010 (unaudited)

Large Cap Growth Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund

$ 2,212	$ 1,038	$ 367	$ (1,332)

997,511	243,978	226,368	1,812,875
(567)	(6,806)	–	(137,737)
999,156	238,210	226,735	1,673,806

579,841	215,625	145,945	603,141
140,700	101,931	23,667	158,007
9,424	9,819	9,819	9,819
4,500	3,250	3,000	4,500
36,411	22,979	688	18,630
60,853	32,784	2,513	29,360
12,137	7,660	229	6,210
76	–	–	171
843,942	394,048	185,861	829,838
155,214	(155,838)	40,874	843,968

–	–	–	–
8,501,711	3,204,818	1,430,953	(471,731)
–	–	–	–
11,300,683	6,705,088	6,210,248	4,801,256
19,802,394	9,909,906	7,641,201	4,329,525
$ 19,957,608	$ 9,754,068	$ 7,682,075	$ 5,173,493

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

	Conservative Allocation Fund
	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Net Assets at beginning of period	$ 36,923,992	$ 27,457,417
Increase (decrease) in net assets from operations:
Net investment income	571,244	786,646
Net realized loss	(43,566)	(2,354,472)
Net change in unrealized appreciation	1,763,223	5,774,390
Net increase in net assets from operations	2,290,901	4,206,564
Distributions to shareholders from:
Net investment income
Class A	(512,068)	(1,001,065)
Class B	(93,464)	(191,959)
Class C	(50,696)	(83,851)
Total distributions	(656,228)	(1,276,875)
Capital Stock transactions:
Class A Shares
Shares sold	5,124,445	9,874,441
Issued to shareholders in reinvestment of distributions	497,580	991,489
Shares redeemed	(2,725,096)	(5,565,678)
Net increase from capital stock transactions	2,896,929	5,300,252
Class B Shares
Shares sold	1,207,321	2,290,041
Issued to shareholders in reinvestment of distributions	92,881	189,510
Shares redeemed	(471,647)	(2,216,154)
Net increase from capital stock transactions	828,555	263,397
Class C Shares1
Shares sold	1,019,667	1,633,492
Issued to shareholders in reinvestment of distributions	50,575	83,576
Shares redeemed	(376,953)	(743,831)
Net increase from capital stock transactions	693,289	973,237
Total net increase (decrease) from capital stock transactions	4,418,773	6,536,886
Total increase) in net assets	6,053,446	9,466,575
Net Assets at end of period	$42,977,438	$ 36,923,992
Undistributed net investment income	$3,510	$ 88,494
Capital Share transactions:
Class A Shares
Shares sold	534,982	1,145,414
Issued to shareholders in reinvestment of distributions	52,070	116,698
Shares redeemed	(285,029)	(663,437)
Net increase from capital stock transactions	302,023	598,675
Class B Shares
Shares sold	125,685	263,886
Issued to shareholders in reinvestment of distributions	9,715	22,362
Shares redeemed	(49,239)	(262,599)
Net increase from capital stock transactions	86,161	23,649
Class C Shares1
Shares sold	105,902	185,898
Issued to shareholders in reinvestment of distributions	5,285	9,841
Shares redeemed	(39,211)	(89,769)
Net increase from capital stock transactions	71,976	105,970

1	Class C shares commenced investment operations on February 29, 2008.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

Moderate Allocation Fund		Aggressive Allocation Fund
Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
$ 87,946,377	$ 70,203,036	$ 29,842,818	$ 21,254,380

1,028,699	1,277,060	233,569	209,218
(4,204,532)	(8,133,079)	(2,356,030)	(2,893,316)
10,851,320	16,999,492	5,390,051	6,383,193
7,675,487	10,143,473	3,267,590	3,699,095

(1,146,272)	(983,056)	(243,892)	(76,578)
(197,558)	(218,911)	(26,973)	–
(30,634)	(23,963)	(1,835)	–
(1,374,464)	(1,225,930)	(272,700)	(76,578)

10,016,421	17,769,059	3,993,969	6,876,110
1,139,420	978,110	243,605	76,555
(4,990,897)	(10,972,268)	(1,747,111)	(2,722,016)
6,164,944	7,774,901	2,490,463	4,230,649

3,100,889	5,580,531	988,130	1,963,764
196,551	217,667	26,923	–
(1,661,127)	(5,354,642)	(577,074)	(1,431,446)
1,636,313	443,556	437,979	532,318

672,460	1,233,059	97,046	283,975
26,883	19,723	1,835	–
(249,792)	(645,441)	(57,721)	(81,021)
449,551	607,341	41,160	202,954
8,250,808	8,825,798	2,969,602	4,965,921
14,551,831	17,743,341	5,964,492	8,588,438
$102,498,208	$ 87,946,377	$ 35,807,310	$ 29,842,818
$307,392	$ 653,157	$ 98,600	$ 137,731

1,101,070	2,270,585	464,892	982,720
126,884	129,038	28,626	11,358
(549,550)	(1,445,643)	(204,481)	(392,225)
678,404	953,980	289,037	601,853

340,834	718,101	115,233	294,040
21,863	28,716	3,172	–
(183,989)	(700,659)	(67,811)	(209,811)
178,708	46,158	50,594	84,229

73,613	162,462	11,350	37,993
2,990	2,599	216	–
(27,600)	(85,898)	(6,713)	(11,902)
49,003	79,163	4,853	26,091

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

	Cash Reserves Fund		Bond Fund
	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Net Assets at beginning of period	$ 16,940,254	$ 19,993,920	$200,607,079	$158,865,643
Increase (decrease) in net assets from operations:
Net investment income (loss)	–	11,745	2,726,557	5,824,879
Net realized gain (loss) on investments and options transactions	–	–	(378)	(867,253)
Net change in unrealized appreciation on investments and options transactions	–	–	291,401	12,348,829
Net increase (decrease) in net assets resulting from operations	–	11,745	3,017,580	17,306,455
Distributions to shareholders from:
Net investment income
Class A	–	(11,307)	(540,716)	(1,241,362)
Class B1	–	(1,184)	(72,346)	(291,620)
Class Y1	–	–	(2,102,181)	(4,227,238)
Total distributions	–	(12,491)	(2,715,243)	(5,760,220)
Capital Stock transactions:
Class A Shares
Shares sold	3,983,637	15,542,671	3,303,779	11,176,349
Issued to shareholders in reinvestment of distributions	–	10,817	504,351	1,148,936
Shares redeemed	(4,972,333)	(17,202,306)	(4,615,609)	(8,718,615)
Net increase (decrease) from capital stock transactions	(988,696)	(1,648,818)	(807,479)	3,606,670
Class B Shares1
Shares sold	231,519	3,595,448	572,350	1,331,858
Issued to shareholders in reinvestment of distributions	–	406	70,335	276,664
Shares redeemed	(1,151,865)	(4,999,956)	(1,971,382)	(9,093,553)
Net decrease from capital stock transactions	(920,346)	(1,404,102)	(1,328,697)	(7,485,031)
Class Y Shares1
Shares sold			17,065,126	42,940,604
Issued to shareholders in reinvestment of distributions			2,102,181	4,227,238
Shares redeemed			(3,630,440)	(13,094,280)
Net increase from capital stock transactions			15,536,867	34,073,562
Total net increase (decrease) from capital stock transactions	(1,909,042)	(3,052,920)	13,400,691	30,195,201
Total increase (decrease) in net assets	(1,909,042)	(3,053,666)	13,703,028	41,741,436
Net Assets at end of period	$ 15,031,212	$ 16,940,254	$214,310,107	$200,607,079
Undistributed net investment income (loss)	$ –	$ –	$ 46,535	$ 35,221
Capital Share transactions:
Class A Shares
Shares sold	3,983,637	15,542,671	326,388	1,126,923
Issued to shareholders in reinvestment of distributions	–	10,817	49,895	115,519
Shares redeemed	(4,972,333)	(17,202,305)	(456,617)	(879,526)
Net increase (decrease) from capital stock transactions	(988,696)	(1,648,817)	(80,334)	362,916
Class B Shares1
Shares sold	231,519	3,595,448	56,694	134,267
Issued to shareholders in reinvestment of distributions	–	406	6,956	27,853
Shares redeemed	(1,151,865)	(4,999,956)	(195,050)	(918,307)
Net decrease from capital stock transactions	(920,346)	(1,404,102)	(131,400)	(756,187)
Class Y Shares1
Shares sold			1,687,334	4,352,678
Issued to shareholders in reinvestment of distributions			208,039	425,037
Shares redeemed			(358,783)	(1,311,135)
Net increase from capital stock transactions			1,536,590	3,466,580

1	Class Y shares are not available for the Cash Reserves and Diversified Income Funds. Class B shares are not available for the Equity Income Fund.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

High Income Fund		Diversified Income Fund		Equity Income Fund	Large Cap Value Fund
Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Inception to April 30, 20102 (unaudited)	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
$110,789,238	$ 56,777,753	$ 89,335,868	$ 98,250,592	$ –	$144,045,940	$127,895,631

4,424,977	6,914,561	1,375,014	3,384,519	(91,756)	777,452	2,462,117
2,004,020	(2,161,856)	2,136,137	(14,421,210)	770,112	1,650,962	(19,479,396)
2,406,673	18,740,825	3,458,192	16,427,702	773,281	16,253,138	21,040,702
8,835,670	23,493,530	6,969,343	5,391,011	1,451,637	18,681,552	4,023,423

(941,756)	(1,626,719)	(1,130,721)	(2,888,214)	–	(725,998)	(1,200,577)
(152,097)	(334,392)	(208,009)	(777,732)		(50,104)	(204,938)
(3,360,400)	(4,952,607)	–	–	–	(1,346,219)	(1,409,386)
(4,454,253)	(6,913,718)	(1,338,730)	(3,665,946)	–	(2,122,321)	(2,814,901)

2,350,303	7,675,232	3,528,637	10,812,642	2,044,224	1,963,118	6,138,032
766,388	1,309,344	1,097,000	2,816,920	–	712,650	1,184,777
(4,581,574)	(4,956,777)	(5,971,295)	(14,420,396)	(12,183)	(4,780,290)	(10,339,002)
(1,464,883)	4,027,799	(1,345,658)	(790,834)	2,032,041	(2,104,522)	(3,016,193)

179,035	416,638	1,225,032	1,333,130		264,816	619,912
128,204	272,825	204,815	763,172		49,583	202,297
(705,008)	(2,686,435)	(2,761,916)	(11,945,257)		(1,419,100)	(5,458,245)
(397,769)	(1,996,972)	(1,332,069)	(9,848,955)		(1,104,701)	(4,636,036)

3,529,727	33,447,327	–	–	31,283,365	13,261,123	29,078,385
3,360,400	4,952,607	–	–	–	1,346,219	1,409,386
(856,836)	(2,999,088)	–	–	(174,745)	(4,702,002)	(7,893,755)
6,033,291	35,400,846	–	–	31,108,620	9,905,340	22,594,016
4,170,639	37,431,673	(2,677,727)	(10,639,789)	33,140,661	6,696,117	14,941,787
8,552,056	54,011,485	2,952,886	(8,914,724)	34,592,298	23,255,348	16,150,309
$119,341,294	$110,789,238	$ 92,288,754	$ 89,335,868	$ 34,592,298	$167,301,288	$144,045,940
$ 39,671	$ 68,947	$ 31,504	$ (4,780)	$ (91,756)	$ 539,385	$ 1,884,254

347,526	1,266,566	336,639	1,134,694	199,689	174,233	650,460
113,153	213,932	104,127	295,353	–	63,067	125,639
(678,124)	(823,867)	(564,666)	(1,515,443)	(1,221)	(421,297)	(1,119,652)
(217,445)	656,631	(123,900)	(85,396)	198,468	(183,997)	(343,553)

26,058	67,990	115,837	139,456		23,514	67,117
18,702	44,515	19,345	79,929		4,439	21,706
(103,024)	(449,316)	(262,305)	(1,252,310)		(128,564)	(599,944)
(58,264)	(336,811)	(127,123)	(1,032,925)		(100,611)	(511,121)

527,885	5,834,491			3,118,858	1,173,376	3,079,972
497,068	807,800			–	119,240	149,616
(127,960)	(509,611)			(17,472)	(420,342)	(816,317)
896,993	6,132,680			3,101,386	872,274	2,413,271

2	The Equity Income Fund commenced investment operations on October 31, 2009.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

	Large Cap Growth Fund		Mid Cap Fund
	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Net Assets at beginning of period	$161,452,910	$122,320,504	$ 44,757,843	$ 36,781,465
Increase (decrease) in net assets from operations:
Net investment income (loss)	155,214	653,764	(155,838)	(212,269)
Net realized gain (loss)	8,501,711	(18,703,861)	3,204,818	(12,037,896)
Net change in unrealized appreciation	11,300,683	42,903,330	6,705,088	20,149,167
Net increase in net assets from operations	19,957,608	24,853,233	9,754,068	7,899,002
Distributions to shareholders from:
Net investment income
Class A	(159,641)	(58,214)	–	–
Class B	–	–	–	–
Class Y	(505,862)	(278,337)	–	–
Total distributions	(665,503)	(336,551)	–	–
Capital Stock transactions:
Class A Shares
Shares sold	2,423,565	6,947,131	23,373,932	2,526,510
Issued to shareholders in reinvestment of distributions	156,733	57,588	–	–
Shares redeemed	(3,481,454)	(7,200,938)	(2,603,588)	(2,663,291)
Net increase (decrease) from capital stock transactions	(901,156)	(196,219)	20,770,344	(136,781)
Class B Shares
Shares sold	420,073	952,928	5,782,114	275,215
Issued to shareholders in reinvestment of distributions	–	–	–	–
Shares redeemed	(1,370,727)	(6,239,507)	(746,221)	(1,591,457)
Net increase (decrease) from capital stock transactions	(950,654)	(5,286,579)	5,035,893	(1,316,242)
Class Y Shares
Shares sold	6,164,368	25,528,207	3,203,255	3,874,233
Issued to shareholders in reinvestment of distributions	505,862	278,337	–	–
Shares redeemed	(25,904,969)	(5,708,022)	(1,250,034)	(2,343,834)
Net increase (decrease) from capital stock transactions	(19,234,739)	20,098,522	1,953,221	1,530,399
Total net increase (decrease) from capital stock transactions	(21,086,549	14,615,724	27,759,458	77,376
Total increase (decrease) in net assets	(1,794,444)	39,132,406	37,513,526	7,976,378
Net Assets at end of period	$159,658,466	$161,452,910	$ 82,271,369	$ 44,757,843
Undistributed net investment income (loss)	$ 155,218	$ 665,507	$ (155,838)	$ –
Capital Share transactions:
Class A Shares
Shares sold	171,975	621,666	4,691,470	643,331
Issued to shareholders in reinvestment of distributions	10,892	5,713	–	–
Shares redeemed	(243,942)	(656,271)	(483,234)	(667,593)
Net increase (decrease) from capital stock transactions	(61,075)	(28,892)	4,208,236	(24,262)
Class B Shares
Shares sold	31,719	85,350	1,129,501	74,972
Issued to shareholders in reinvestment of distributions	–	–	–	–
Shares redeemed	(105,389)	(609,413)	(149,465)	(433,851)
Net increase (decrease) from capital stock transactions	(73,670)	(524,063)	980,036	(358,879)
Class Y Shares
Shares sold	433,538	2,215,241	199,727	964,078
Issued to shareholders in reinvestment of distributions	34,984	27,504	–	–
Shares redeemed	(1,863,538)	(504,960)	(234,858)	(574,735)
Net increase (decrease) from capital stock transactions	(1,395,016)	1,737,785	(35,131)	389,343

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Statements of Changes in Net Assets

	Small Cap Fund		International Stock Fund
	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009	Six-Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009
Net Assets at beginning of period	$ 21,790,142	$ 14,403,112	$148,390,188	$106,846,107
Increase (decrease) in net assets from operations:
Net investment income	40,874	129,116	843,968	2,427,656
Net realized gain (loss)	1,430,953	(1,830,712)	(471,731)	(22,836,035)
Net change in unrealized appreciation	6,210,248	4,873,179	4,801,256	49,194,079
Net increase in net assets from operations	7,682,075	3,171,583	5,173,493	28,785,700
Distributions to shareholders from:
Net investment income
Class A	(1,513)	(1,934)	(571,003)	(359,378)
Class B	–	–	(86,425)	(68,725)
Class Y	(80,058)	(129,838)	(2,166,283)	(1,887,954)
Net realized gains
Class A	–	–	–	(473,176)
Class B	–	–	–	(148,222)
Class Y	–	–	–	(2,206,294)
Total distributions	(81,571)	(131,772)	(2,823,711)	(5,143,749)
Capital Stock transactions:
Class A Shares
Shares sold	785,652	311,355	1,612,553	3,498,228
Issued to shareholders in reinvestment of distributions	1,513	1,934	552,568	813,053
Shares redeemed	(85,825)	(79,716)	(2,159,154)	(3,587,179)
Redemption fees	44	11	141	304
Net increase from capital stock transactions	701,384	233,584	6,108	724,406
Class B Shares
Shares sold	115,501	65,752	191,975	375,596
Issued to shareholders in reinvestment of distributions	–	–	85,641	214,432
Shares redeemed	(21,715)	(45,226)	(613,971)	(2,363,220)
Redemption fees	2	190	2	402
Net increase (decrease) from capital stock transactions	93,788	20,716	(336,353)	(1,772,790)
Class Y Shares
Shares sold	14,230,704	4,777,423	2,051,509	22,273,702
Issued to shareholders in reinvestment of distributions	80,058	129,838	2,166,283	4,094,248
Shares redeemed	(11,997,409)	(814,342)	(51,237,719)	(7,417,436)
Net increase (decrease) from capital stock transactions	2,313,353	4,092,919	(47,019,927)	18,950,514
Total net increase (decrease) from capital stock transactions	3,108,525	4,347,219	(47,350,172)	17,902,130
Total increase (decrease) in net assets	10,709,029	7,387,030	(45,000,390)	41,544,081
Net Assets at end of period	$ 32,499,171	$ 21,790,142	$103,389,798	$148,390,188
Undistributed net investment income	$ 6,479	$ 47,176	$ 171,585	$ 2,151,328
Capital Share transactions:
Class A Shares
Shares sold	101,675	47,485	159,445	419,009
Issued to shareholders in reinvestment of distributions	168	301	54,280	100,725
Shares redeemed	(9,120)	(11,000)	(214,015)	(443,478)
Net increase (decrease) from capital stock transactions	92,723	36,786	(290)	76,256
Class B Shares
Shares sold	13,489	9,980	19,202	40,034
Issued to shareholders in reinvestment of distributions	–	–	8,505	26,897
Shares redeemed	(2,227)	(6,967)	(61,629)	(292,790)
Net increase (decrease) from capital stock transactions	11,262	3,013	(33,922)	(225,859)
Class Y Shares
Shares sold	1,824,323	741,668	197,480	2,842,866
Issued to shareholders in reinvestment of distributions	8,925	20,319	213,007	507,971
Shares redeemed	(1,401,238)	(122,737)	(4,955,425)	(887,772)
Net increase (decrease) from capital stock transactions	432,010	639,250	(4,544,938)	2,463,065

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 9.34	$ 8.53	$11.13	$10.53	$10.00
Income from Investment Operations:
Net investment income	0.15	0.24	0.28	0.24	0.05
Net realized and unrealized gain (loss) on investments	0.42	0.98	(2.58)	0.49	0.48
Total from investment operations	0.57	1.22	(2.30)	0.73	0.53
Less Distributions:
Distributions from net investment income	(0.17)	(0.41)	(0.27)	(0.12)	–
Distributions from capital gains	–	–	(0.03)	(0.01)	–
Total distributions	(0.17)	(0.41)	(0.30)	(0.13)	–
Net increase (decrease) in net asset value	0.40	0.81	(2.60)	0.60	0.53
Net Asset Value at end of period	$ 9.74	$ 9.34	$ 8.53	$11.13	$10.53
Total Return (%)2	6.133	14.91	(21.19)	6.94	5.303
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$31,324	$27,225	$19,753	$16,003	$3,031
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.704	0.92	1.14	1.79	10.534
After reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.704
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	3.084	2.80	2.75	3.00	2.784
Portfolio Turnover (%)5	283	38	90	39	263
CLASS B
Net Asset Value at beginning of period	$ 9.34	$ 8.48	$11.07	$10.51	$10.00
Income from Investment Operations:
Net investment income	0.11	0.18	0.18	0.17	0.02
Net realized and unrealized gain (loss) on investments	0.42	0.98	(2.55)	0.48	0.49
Total from investment operations	0.53	1.16	(2.37)	0.65	0.51
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.19)	(0.08)	–
Distributions from capital gains	–	–	(0.03)	(0.01)	–
Total distributions	(0.13)	(0.30)	(0.22)	(0.09)	–
Net increase (decrease) in net asset value	0.40	0.86	(2.59)	0.56	0.51
Net Asset Value at end of period	$ 9.74	$ 9.34	$ 8.48	$11.07	$10.51
Total Return (%)2	5.733	14.09	(21.82)	6.16	5.103
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$7,394	$6,287	$5,506	$4,173	$ 622
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.454	1.68	1.89	2.53	10.214
After reimbursement of expenses by Adviser (%)	1.454	1.45	1.45	1.45	1.454
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.344	2.16	2.01	2.01	2.204
Portfolio Turnover (%)5	283	38	90	39	263

1	Commenced investment operations June 30, 2006.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,	Inception to 10/31/082
		2009
CLASS C
Net Asset Value at beginning of period	$ 9.35	$ 8.48	$10.47
Income from Investment Operations:
Net investment income	0.11	0.16	0.03
Net realized and unrealized gain (loss) on investments	0.42	1.01	(2.02)
Total from investment operations	0.53	1.17	(1.99)
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	–
Total distributions	(0.13)	(0.30)	–
Net increase (decrease) in net asset value	0.40	0.87	(1.99)
Net Asset Value at end of period	$ 9.75	$ 9.35	$ 8.48
Total Return (%)3	5.724	14.21	(19.01)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,259	$3,412	$2,198
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.87	2.675
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.335	2.03	0.605
Portfolio Turnover (%)7	284	38	904

MODERATE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 8.77	$ 7.84	$11.82	$10.65	$10.00
Income from Investment Operations:
Net investment income	0.10	0.15	0.16	0.17	0.02
Net realized and unrealized gain (loss) on investments	0.65	0.93	(3.88)	0.12	0.63
Total from investment operations	0.75	1.08	(3.72)	1.29	0.65
Less Distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.18)	(0.12)	–
Distributions from capital gains	–	–	(0.08)	(0.00)6	–
Total distributions	(0.15)	(0.15)	(0.26)	(0.12)	–
Net increase (decrease) in net asset value	0.60	0.93	(3.98)	1.17	0.65
Net Asset Value at end of period	$ 9.37	$ 8.77	$ 7.84	$11.82	$10.65
Total Return (%)3	8.664	14.12	(32.18)	12.26	6.504
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$75,375	$64,631	$50,326	$56,312	$8,762
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.705	0.78	0.79	0.89	4.735
After reimbursement of expenses by Adviser (%)	0.705	0.70	0.70	0.70	0.705
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.385	1.93	1.41	1.45	1.345
Portfolio Turnover (%)7	344	30	83	21	114

1	Commenced investment operations June 30, 2006.	5	Annualized.
2	Commenced investment operations February 29, 2008.	6	Amounts represent less than $0.005 per share.
3	Total return without applicable sales charge.	7	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
4	Not annualized.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$ 8.72	$ 7.80	$11.75	$10.63	$10.00
Income from Investment Operations:
Net investment income	0.07	0.10	0.06	0.09	0.01
Net realized and unrealized gain (loss) on investments	0.63	0.92	(3.84)	1.11	0.62
Total from investment operations	0.70	1.02	(3.78)	1.20	0.63
Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	(0.09)	(0.08)	–
Distributions from capital gains	–	–	(0.08)	–	–
Total distributions	(0.08)	(0.10)	(0.17)	(0.08)	–
Net increase (decrease) in net asset value	0.63	0.92	(3.95)	1.12	0.63
Net Asset Value at end of period	$ 9.34	$ 8.72	$ 7.80	$11.75	$10.63
Total Return (%)3	8.124	13.20	(32.64)	11.38	6.304
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,348	$20,221	$17,728	$19,825	$3,289
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.53	1.54	1.64	4.715
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.45	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.635	1.26	0.66	0.63	0.675
Portfolio Turnover (%)6	344	30	83	21	114

	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,	Inception to 10/31/082
		2009
CLASS C
Net Asset Value at beginning of period	$ 8.72	$ 7.80	$10.61
Income from Investment Operations:
Net investment income	0.06	0.09	0.02
Net realized and unrealized gain (loss) on investments	0.65	0.93	(2.83)
Total from investment operations	0.71	1.02	(2.81)
Less Distributions:
Distributions from net investment income	(0.08)	(0.10)	–
Distributions from capital gains	–	–	–
Total distributions	(0.08)	(0.10)	–
Net increase (decrease) in net asset value	0.63	0.92	(2.81)
Net Asset Value at end of period	$ 9.35	$ 8.72	$ 7.80
Total Return (%)3	8.234	13.20	(26.48)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,775	$3,094	$2,149
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.455	1.74	2.385
After reimbursement of expenses by Adviser (%)	1.455	1.45	1.455
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.635	0.98	0.395
Portfolio Turnover (%)6	344	30	834

1	Commenced investment operations June 30, 2006.	4	Not annualized.
2	Commenced investment operations February 29, 2008.	5	Annualized.
3	Total return without applicable sales charge.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS A
Net Asset Value at beginning of period	$ 8.12	$ 7.16	$12.53	$10.76	$10.00
Income from Investment Operations:
Net investment income	0.07	0.08	0.04	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	0.80	0.92	(5.18)	1.83	0.77
Total from investment operations	0.87	1.00	(5.14)	1.92	0.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.13)	(0.15)	–
Distributions from capital gains	–	–	(0.10)	–	–
Total distributions	(0.09)	(0.04)	(0.23)	(0.15)	–
Net increase (decrease) in net asset value	0.78	0.96	(5.37)	1.77	0.76
Net Asset Value at end of period	$ 8.90	$ 8.12	$ 7.16	$12.53	$10.76
Total Return (%)2	10.763	14.00	(41.73)	18.00	7.603
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$26,350	$21,855	$14,975	$18,824	$2,675
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.704	1.11	1.25	1.62	10.144
After reimbursement of expenses by Adviser (%)	0.704	0.70	0.70	0.70	0.704
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.634	1.06	0.09	(0.33)	(0.56)4
Portfolio Turnover (%)6	443	17	91	24	103

CLASS B
Net Asset Value at beginning of period	$ 8.05	$ 7.12	$12.46	$10.74	$10.00
Income from Investment Operations:
Net investment income	0.04	0.03	(0.06)	0.005	(0.01)
Net realized and unrealized gain (loss) on investments	0.79	0.90	(5.14)	1.82	0.75
Total from investment operations	0.83	0.93	(5.20)	1.82	0.74
Less Distributions:
Distributions from net investment income	(0.03)	–	(0.04)	(0.10)	–
Distributions from capital gains	–	–	(0.10)	–	–
Total distributions	(0.03)	–	(0.14)	(0.10)	–
Net increase (decrease) in net asset value	0.81	0.93	(5.34)	1.72	0.74
Net Asset Value at end of period	$ 8.85	$ 8.05	$ 7.12	$12.46	$10.74
Total Return (%)2	10.303	13.06	(42.17)	17.11	7.403
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,718	$7,518	$6,050	$7,234	$1,164
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.454	1.88	2.00	2.38	10.074
After reimbursement of expenses by Adviser (%)	1.454	1.45	1.45	1.45	1.454
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.924	0.44	(0.73)	(1.06)	(1.28)4
Portfolio Turnover (%)6	443	17	90	24	103

1	Commenced investment operations June 30, 2006.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,	Inception to 10/31/081
		2009
CLASS C
Net Asset Value at beginning of period	$ 8.06	$ 7.12	$10.70
Income from Investment Operations:
Net investment income	0.04	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.79	0.93	(3.52)
Total from investment operations	0.83	0.94	(3.58)
Less Distributions:
Distributions from net investment income	(0.03)	–	–
Total distributions	(0.03)	–	–
Net increase (decrease) in net asset value	0.80	0.94	(3.58)
Net Asset Value at end of period	$ 8.86	$ 8.06	$ 7.12
Total Return (%)2	10.293	13.20	(33.46)3
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$559	$ 470	$ 229
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.454	3.72	7.844
After reimbursement of expenses by Adviser (%)	1.454	1.45	1.454
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.964	0.28	(1.23)4
Portfolio Turnover (%)6	443	17	913

CASH RESERVES FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income	–	0.005	0.02	0.05	0.04
Total from investment operations	–	0.005	0.02	0.05	0.04
Less Distributions:
Distributions from net investment income	–	(0.00)5	(0.02)	(0.05)	(0.04)
Total distributions	–	(0.00)5	(0.02)	(0.05)	(0.04)
Net increase (decrease) in net asset value	–	(0.00)5	–	–	–
Net Asset Value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)2	0.003	0.07	2.26	4.73	4.27
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,701	$13,690	$15,339	$12,494	$10,989
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by Adviser (%)	0.554	0.80	1.02	1.09	1.09
After reimbursement and waiver of expenses by Adviser (%)	0.134	0.337	0.55	0.55	0.55
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by Adviser (%)	–	0.077	2.16	4.64	4.13

1	Commenced investment operations February 29, 2008.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
7	Amount includes fees waived by the adviser and distributor (See Note 3).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

CASH RESERVES FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income	–	0.007	0.01	0.04	0.03
Total from investment operations	–	0.007	0.01	0.04	0.03
Less Distributions:
Distributions from net investment income	–	(0.00)7	(0.01)	(0.04)	(0.03)
Total distributions	–	(0.00)7	(0.01)	(0.04)	(0.03)
Net increase (decrease) in net asset value	–	(0.00)7	–	–	–
Net Asset Value at end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)3	0.005	0.01	1.50	3.94	3.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,330	$3,250	$4,655	$2,779	$4,242
Ratios of expenses to average net assets:
Before reimbursement and waiver of expenses by Adviser (%)	1.306	1.56	1.77	1.84	1.84
After reimbursement and waiver of expenses by Adviser (%)	0.136	0.408	1.30	1.30	1.30
Ratio of net investment income to average net assets
After reimbursement and waiver of expenses by Adviser (%)	–	0.018	1.32	3.88	3.37

	For the Period Ended 6/14/071	Inception to 10/31/062
CLASS Y
Net Asset Value at beginning of period	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income	0.03	0.02
Total from investment operations	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.03)	(0.02)
Total distributions	(0.03)	(0.02)
Net increase (decrease) in net asset value	0.00	0.00
Net Asset Value at end of period	$ 1.00	$ 1.00
Total Return (%)3	N/A	1.575
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$ –	$2,746
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.006	1.356
After reimbursement of expenses by Adviser (%)	0.556	0.556
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	4.626	4.756

1	Cash Reserves Fund Class Y shares were liquidated June 14, 2007.
2	Commenced investment operations June 30, 2006.
3	Total return without applicable sales charge.
4	Amount includes fees waived by distributor (see Note 3).
5	Not annualized.
6	Annualized.
7	Amounts represent less than $0.005 per share.
8	Amount includes fees waived by the adviser and distributor (see Note 3).

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

BOND FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$10.11	$ 9.48	$ 9.78	$ 9.88	$ 9.85
Income from Investment Operations:
Net investment income	0.12	0.30	0.39	0.43	0.42
Net realized and unrealized gain (loss) on investments	0.02	0.63	(0.30)	(0.10)	0.03
Total from investment operations	0.14	0.93	0.09	0.33	0.45
Less Distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.39)	(0.36)	(0.42)
Return of capital	–	–	–	(0.07)	–
Total distributions	(0.12)	(0.30)	(0.39)	(0.43)	(0.42)
Net increase (decrease) in net asset value	0.02	0.63	(0.30)	(0.10)	0.03
Net Asset Value at end of period	$10.13	$10.11	$ 9.48	$ 9.78	$ 9.88
Total Return (%)1	1.442	9.91	0.89	3.42	4.70
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$43,350	$44,099	$37,882	$55,271	$59,646
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.903	0.94	1.02	1.08	1.08
After reimbursement of expenses by Adviser (%)	0.903	0.90	0.90	0.90	0.90
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.513	3.04	4.05	4.40	4.27
Portfolio Turnover (%)4	42	37	22	40	33

CLASS B
Net Asset Value at beginning of period	$10.12	$ 9.48	$ 9.78	$ 9.88	$ 9.85
Income from Investment Operations:
Net investment income	0.09	0.23	0.32	0.35	0.35
Net realized and unrealized gain (loss) on investments	0.01	0.64	(0.30)	(0.10)	0.03
Total from investment operations	0.10	0.87	0.02	0.25	0.38
Less Distributions:
Distributions from net investment income	(0.09)	(0.23)	(0.32)	(0.29)	(0.35)
Return of capital	–	–	–	(0.06)	–
Total distributions	(0.09)	(0.23)	(0.32)	(0.35)	(0.35)
Net increase (decrease) in net asset value	0.01	0.64	(0.30)	(0.10)	0.03
Net Asset Value at end of period	$10.13	$10.12	$ 9.48	$ 9.78	$ 9.88
Total Return (%)1	0.962	9.20	0.13	2.64	3.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,046	$9,363	$15,941	$26,507	$37,233
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.653	1.69	1.77	1.83	1.83
After reimbursement of expenses by Adviser (%)	1.653	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.763	2.37	3.29	3.65	3.51
Portfolio Turnover (%)4	42	37	22	40	33

1	Total return without applicable sales charge.
2	Not annualized.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

BOND FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$10.11	$ 9.47	$ 9.77	$ 9.88	$ 9.61
Income from Investment Operations:
Net investment income	0.14	0.32	0.42	0.45	0.15
Net realized and unrealized gain (loss) on investments	0.01	0.64	(0.30)	(0.11)	0.27
Total from investment operations	0.15	0.96	0.12	0.34	0.42
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.42)	(0.38)	(0.15)
Return of capital	–	–	–	(0.07)	–
Total distributions	(0.14)	(0.32)	(0.42)	(0.45)	(0.15)
Net increase (decrease) in net asset value	0.01	0.64	(0.30)	(0.11)	0.27
Net Asset Value at end of period	$10.12	$10.11	$ 9.47	$ 9.77	$ 9.88
Total Return (%)2	1.473	10.30	1.14	3.58	4.393
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$162,914	$147,145	$105,043	$34,542	$6,141
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.654	0.69	0.76	0.82	0.894
After reimbursement of expenses by Adviser (%)	0.654	0.65	0.65	0.65	0.654
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.764	3.28	4.23	4.69	4.674
Portfolio Turnover (%)5	43	37	223	40	333

HIGH INCOME FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$ 6.66	$ 5.57	$ 7.29	$ 7.36	$ 7.29
Income from Investment Operations:
Net investment income	0.26	0.46	0.47	0.53	0.52
Net realized and unrealized gain (loss) on investments	0.26	1.09	(1.65)	(0.08)	0.07
Total from investment operations	0.52	1.55	(1.18)	0.45	0.59
Less Distributions:
Distributions from net investment income	(0.26)	(0.46)	(0.54)	(0.52)	(0.52)
Total distributions	(0.26)	(0.46)	(0.54)	(0.52)	(0.52)
Net increase (decrease) in net asset value	0.26	1.09	(1.72)	(0.07)	0.07
Net Asset Value at end of period	$ 6.92	$ 6.66	$ 5.57	$ 7.29	$ 7.36
Total Return (%)2	7.913	28.98	(17.24)	6.31	8.33
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$25,172	$25,684	$17,818	$35,610	$36,281
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.004	1.05	1.14	1.21	1.22
After reimbursement of expenses by Adviser (%)	1.004	1.00	1.00	1.00	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	7.604	7.78	6.77	7.10	6.98
Portfolio Turnover (%)5	263	73	59	74	67

1	Commenced investment operations June 30, 2006.	4	Annualized.
2	Total return without applicable sales charge.	5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
3	Not annualized.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS B
Net Asset Value at beginning of period
Income from Investment Operations:	$ 6.74	$ 5.63	$ 7.32	$ 7.39	$ 7.31
Net investment income
Net realized and unrealized gain (loss) on investments	0.23	0.44	0.45	0.49	0.47
Total from investment operations	0.26	1.09	(1.70)	(0.09)	0.07
Less Distributions:	0.49	1.53	(1.25)	0.40	0.54
Distributions from net investment income
Return of capital	(0.23)	(0.42)	(0.44)	(0.47)	(0.46)
Total distributions	(0.23)	(0.42)	(0.44)	(0.47)	(0.46)
Net increase (decrease) in net asset value	0.26	1.11	(1.69)	(0.07)	0.08
Net Asset Value at end of period	$ 7.00	$ 6.74	$ 5.63	$ 7.32	$ 7.39
Total Return (%)2	7.423	28.08	(17.93)	5.50	7.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,487	$4,711	$ 5,833	$12,255	$17,099
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.754	1.81	1.90	1.96	1.97
After reimbursement of expenses by Adviser (%)	1.754	1.75	1.75	1.75	1.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	6.854	7.01	6.04	6.37	6.24
Portfolio Turnover (%)5	263	73	59	74	67

	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$ 6.65	$ 5.56	$ 7.30	$ 7.36	$ 7.21
Income from Investment Operations:
Net investment income	0.27	0.47	0.48	0.51	0.16
Net realized and unrealized gain (loss) on investments	0.25	1.10	(1.65)	(0.03)	0.17
Total from investment operations	0.52	1.57	(1.17)	0.48	0.33
Less Distributions:
Distributions from net investment income	(0.27)	(0.48)	(0.57)	(0.54)	(0.18)
Total distributions	(0.27)	(0.48)	(0.57)	(0.54)	(0.18)
Net increase (decrease) in net asset value	0.25	1.09	(1.74)	(0.06)	0.15
Net Asset Value at end of period	$ 6.90	$ 6.65	$ 5.56	$ 7.30	$ 7.36
Total Return (%)2	7.913	29.35	(17.09)	6.72	4.593
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$89,682	$80,394	$33,127	$21,115	$ 2,637
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.754	0.80	0.89	0.94	1.064
After reimbursement of expenses by Adviser (%)	0.754	0.75	0.75	0.75	0.754
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	7.854	8.04	7.03	7.43	7.334
Portfolio Turnover (%)5	263	73	59	74	673

1	Commenced investment operations June 30, 2006.	4	Annualized.
2	Total return without applicable sales charge.	5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.
3	Not annualized.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$10.17	$ 9.92	$13.24	$13.20	$12.25
Income from Investment Operations:
Net investment income	0.16	0.38	0.45	0.49	0.26
Net realized and unrealized gain (loss) on investments	0.65	0.28	(2.30)	0.27	0.95
Total from investment operations	0.81	0.66	(1.85)	0.76	1.21
Less Distributions:
Distributions from net investment income	(0.16)	(0.41)	(0.47)	(0.49)	(0.26)
Distributions from capital gains	–	–	(1.00)	(0.23)	–
Total distributions	(0.16)	(0.41)	(1.47)	(0.72)	(0.26)
Net increase (decrease) in net asset value	0.65	0.25	(3.32)	0.04	0.95
Net Asset Value at end of period	$10.82	$10.17	$ 9.92	$13.24	$13.20
Total Return (%)1	7.942	7.07	(15.39)	5.95	9.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$74,186	$71,014	$70,095	$90,254	$91,339
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.103	1.27	1.29	1.25	1.21
After reimbursement of expenses by Adviser (%)	1.103	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	3.173	3.98	3.94	3.73	2.01
Portfolio Turnover (%)4	112	28	15	62	62

CLASS B
Net Asset Value at beginning of period	$10.22	$ 9.96	$13.25	$13.22	$12.26
Income from Investment Operations:
Net investment income	0.12	0.32	0.39	0.40	0.16
Net realized and unrealized gain (loss) on investments	0.65	0.28	(2.34)	0.26	0.96
Total from investment operations	0.77	0.60	(1.95)	0.66	1.12
Less Distributions:
Distributions from net investment income	(0.12)	(0.34)	(0.34)	(0.40)	(0.16)
Distributions from capital gains	–	–	(1.00)	(0.23)	–
Total distributions	(0.12)	(0.34)	(1.34)	(0.63)	(0.16)
Net increase (decrease) in net asset value	0.65	0.26	(3.29)	0.03	0.96
Net Asset Value at end of period	$10.87	$10.22	$9.96	$13.25	$13.22
Total Return (%)1	7.592	6.24	(16.01)	5.09	9.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$18,103	$18,322	$28,156	$57,581	$80,486
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.853	2.04	2.04	2.00	1.96
After reimbursement of expenses by Adviser (%)	1.853	1.85	1.85	1.85	1.85
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.423	3.33	3.18	2.99	1.27
Portfolio Turnover (%)4	112	28	15	62	62

1	Total return without applicable sales charge.
2	Not annualized.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

EQUITY INCOME FUND
Inception to 4/30/101 (unaudited)
CLASS A
Net Asset Value at beginning of period	$10.00
Income from Investment Operations:
Net investment loss	(0.04)
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.47
Net increase in net asset value	0.47
Net Asset Value at end of period	$10.47
Total Return (%)2	4.70
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,078
Ratios of expenses to average net assets:	1.243
Ratio of net investment income to average net assets	(0.84)3
Portfolio Turnover (%)4	29

CLASS Y
Net Asset Value at beginning of period1	$10.00
Income from Investment Operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.51
Total from investment operations	0.48
Net increase in net asset value	0.48
Net Asset Value at end of period	$10.48
Total Return (%)2	4.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$32,514
Ratios of expenses to average net assets	0.983
Ratio of net investment income to average net assets	(0.63)3
Portfolio Turnover (%)4	29

1	Commenced investment operations October 31, 2009
2	Total return without applicable sales charge
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$10.57	$10.60	$16.91	$15.47	$13.20
Income from Investment Operations:
Net investment income	0.05	0.20	0.28	0.22	0.22
Net realized and unrealized gain (loss) on investments	1.29	(0.01)	(6.30)	1.45	2.23
Total from investment operations	1.34	0.19	(6.02)	1.67	2.45
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.19)	(0.23)	(0.18)
Distributions from capital gains	–	–	(0.10)	–	–
Total distributions	(0.14)	(0.22)	(0.29)	(0.23)	(0.18)
Net increase (decrease) in net asset value	1.20	(0.03)	(6.31)	1.44	2.27
Net Asset Value at end of period	$11.77	$10.57	$10.60	$16.91	$15.47
Total Return (%)1	12.762	2.08	(36.17)	10.88	18.75
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$58,249	$54,242	$58,075	$116,358	$113,441
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.163	1.19	1.16	1.13	1.16
After reimbursement of expenses by Adviser (%)	1.163	1.18	1.16	1.13	1.00
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.893	2.00	1.87	1.32	1.53
Portfolio Turnover (%)4	242	86	55	47	45
CLASS B
Net Asset Value at beginning of period	$10.38	$10.42	$16.61	$15.20	$12.97
Income from Investment Operations:
Net investment income	0.02	0.19	0.27	0.16	0.15
Net realized and unrealized gain (loss) on investments	1.27	(0.08)	(6.29)	1.36	2.16
Total from investment operations	1.29	0.11	(6.02)	1.52	2.31
Less Distributions:
Distributions from net investment income	(0.06)	(0.15)	(0.07)	(0.11)	(0.08)
Distributions from capital gains	–	–	(0.10)	–	–
Total distributions	(0.06)	(0.15)	(0.17)	(0.11)	(0.08)
Net increase (decrease) in net asset value	1.23	(0.04)	(6.19)	1.41	2.23
Net Asset Value at end of period	$11.61	$10.38	$10.42	$16.61	$15.20
Total Return (%)1	12.422	1.23	(36.59)	10.03	17.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,608	$9,637	$14,993	$43,146	$62,766
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.913	1.95	1.91	1.89	1.90
After reimbursement of expenses by Adviser (%)	1.913	1.94	1.91	1.88	1.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.143	1.36	1.11	0.61	0.80
Portfolio Turnover (%)4	242	86	55	47	45

1	Total return without applicable sales charge.
2	Not annualized.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$10.58	$10.62	$16.93	$15.48	$14.07
Income from Investment Operations:
Net investment income	0.06	0.18	0.22	0.21	0.03
Net realized and unrealized gain (loss) on investments	1.30	0.03	(6.20)	1.51	1.38
Total from investment operations	1.36	0.21	(5.98)	1.72	1.41
Less Distributions:
Distributions from net investment income	(0.17)	(0.25)	(0.23)	(0.27)	–
Return of capital	–	–	(0.10)	–	–
Total distributions	(0.17)	(0.25)	(0.33)	(0.27)	–
Net increase (decrease) in net asset value	1.19	(0.04)	(6.31)	1.45	1.41
Net Asset Value at end of period	$11.77	$10.58	$10.62	$16.93	$15.48
Total Return (%)2	12.943	2.24	(35.97)	11.21	10.023
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$99,444	$80,167	$54,828	$47,949	$7,169
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.914	0.93	0.91	0.87	0.96
After reimbursement of expenses by Adviser (%)	0.914	0.93	0.91	0.88	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.124	2.12	2.07	1.47	1.314
Portfolio Turnover (%)6	243	86	55	47	453

LARGE CAP GROWTH FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$13.15	$11.07	$17.39	$14.70	$13.72
Income from Investment Operations:
Net investment income	0.01	0.05	0.03	(0.00)5	0.005
Net realized and unrealized gain (loss) on investments	1.76	2.05	(6.35)	2.69	1.05
Total from investment operations	1.77	2.10	(6.32)	2.69	1.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.02)	–	–	(0.07)
Total distributions	(0.05)	(0.02)	–	–	(0.07)
Net increase (decrease) in net asset value	1.72	2.08	(6.32)	2.69	0.98
Net Asset Value at end of period	$14.87	$13.15	$11.07	$17.39	$14.70
Total Return (%)2	13.443	18.99	(36.34)	18.30	7.71
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$50,417	$45,398	$38,538	$68,253	$65,216
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.204	1.31	1.34	1.43	1.45
After reimbursement of expenses by Adviser (%)	1.204	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.094	0.41	0.18	(0.02)	0.09
Portfolio Turnover (%)6	413	105	141	93	148

1	Commenced investment operations June 30, 2006.	4	Annualized.
2	Total return without applicable sales charge.	5	Amounts represent less than $0.005 per share.
3	Not annualized.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS B
Net Asset Value at beginning of period	$12.16	$10.30	$16.29	$13.88	$12.98
Income from Investment Operations:
Net investment income	(0.04)	(0.02)	(0.11)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	1.62	1.88	(5.88)	2.54	0.99
Total from investment operations	1.58	1.86	(5.99)	2.41	0.90
Net increase (decrease) in net asset value	1.58	1.86	(5.99)	2.41	0.90
Net Asset Value at end of period	$13.74	$12.16	$10.30	$16.29	$13.88
Total Return (%)2	12.993	18.06	(36.77)	17.36	6.93
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$9,909	$9,665	$13,580	$36,147	$43,975
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.954	2.07	2.10	2.18	2.20
After reimbursement of expenses by Adviser (%)	1.954	1.95	1.95	1.95	1.95
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.66)4	(0.30)	(0.56)	(0.76)	(0.65)
Portfolio Turnover (%)6	413	105	141	93	148

	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$13.23	$11.14	$17.45	$14.72	$13.71
Income from Investment Operations:
Net investment income	0.04	0.06	0.06	0.02	(0.00)5
Net realized and unrealized gain (loss) on investments	1.76	2.07	(6.37)	2.71	1.01
Total from investment operations	1.80	2.13	(6.31)	2.73	1.01
Less Distributions:
Distributions from net investment income	(0.08)	(0.04)	–	–	–
Total distributions	(0.08)	(0.04)	–	–	–
Net increase (decrease) in net asset value	1.72	2.09	(6.31)	2.73	1.01
Net Asset Value at end of period	$14.95	$13.23	$11.14	$17.45	$14.72
Total Return (%)2	13.603	19.26	(36.16)	18.55	7.373
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$99,332	$106,390	$70,203	$52,811	$9,939
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.954	1.06	1.09	1.16	1.304
After reimbursement of expenses by Adviser (%)	0.954	0.95	0.95	0.95	0.954
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.344	0.63	0.45	0.19	(0.07)4
Portfolio Turnover (%)6	413	105	141	93	1483

1	Commenced investment operations June 30, 2006.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$ 4.95	$ 4.08	$ 7.45	$ 6.27	$ 5.36
Income from Investment Operations:
Net investment income	(0.01)	(0.03)	(0.04)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.89	0.90	(3.28)	1.25	0.95
Total from investment operations	0.88	0.87	(3.32)	1.18	0.91
Less Distributions:
Distributions from capital gains	–	–	(0.05)	–	–
Total distributions	0.88	–	(0.05)	–	–
Net increase (decrease) in net asset value	0.88	0.87	(3.37)	1.18	0.91
Net Asset Value at end of period	$ 5.83	$ 4.95	$ 4.08	$ 7.45	$ 6.27
Total Return (%)1	17.78	21.03	(44.71)	18.82	16.98
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,687	$17,138	$14,241	$33,459	$33,899
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.403	1.56	1.44	1.50	1.61
After reimbursement of expenses by Adviser (%)	1.403	1.40	1.40	1.33	1.20
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.60)3	(0.61)	(0.56)	(0.87)	(0.59)
Portfolio Turnover (%)4	612	198	127	109	207

CLASS B
Net Asset Value at beginning of period	$ 4.60	$ 3.83	$ 7.04	$ 5.96	$ 5.14
Income from Investment Operations:
Net investment income	(0.02)	(0.06)	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain (loss) on investments	0.81	0.83	(3.06)	1.21	0.90
Total from investment operations	0.79	0.77	(3.16)	1.08	0.82
Less Distributions:
Distributions from capital gains	–	–	(0.05)	–	–
Total distributions	–	–	(0.05)	–	–
Net increase (decrease) in net asset value	0.79	0.77	(3.21)	1.08	0.82
Net Asset Value at end of period	$ 5.39	$ 4.60	$ 3.83	$ 7.04	$ 5.96
Total Return (%)1	17.172	20.10	(45.18)	17.92	16.15
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$10,244	$4,231	$ 4,891	$13,598	$15,754
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.153	2.32	2.19	2.25	2.35
After reimbursement of expenses by Adviser (%)	2.153	2.15	2.15	2.08	1.95
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(1.35)3	(1.34)	(1.32)	(1.62)	(1.36)
Portfolio Turnover (%)4	613	198	127	109	207

1	Total return without applicable sales charge.
2	Not annualized.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$ 5.00	$ 4.11	$ 7.47	$ 6.27	$ 5.84
Income from Investment Operations:
Net investment income	(0.01)	(0.01)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.89	0.90	(3.29)	1.23	0.44
Total from investment operations	0.88	0.89	(3.31)	1.20	0.43
Less Distributions:
Distributions from capital gains	–	–	(0.05)	–	–
Total distributions	–	–	(0.05)	–	–
Net increase (decrease) in net asset value	0.88	0.89	(3.36)	1.20	0.43
Net Asset Value at end of period	$ 5.88	$ 5.00	$ 4.11	$ 7.47	$ 6.27
Total Return (%)3	17.604	21.65	(44.66)	19.11	7.533
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$27,340	$23,389	$17,649	$32,631	$ 7,830
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.155	1.30	1.19	1.22	1.474
After reimbursement of expenses by Adviser (%)	1.155	1.15	1.15	1.11	0.954
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.28)5	(0.37)	(0.27)	(0.62)	(0.58)4
Portfolio Turnover (%)6	614	198	127	109	2073

SMALL CAP FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,		Inception to 10/31/072
		2009	2008
CLASS A
Net Asset Value at beginning of period	$ 8.24	$ 7.29	$10.36	$10.00
Income from Investment Operations:
Net investment income	0.00	0.03	0.22	0.06
Net realized and unrealized gain (loss) on investments	2.00	0.94	(3.07)	0.30
Total from investment operations	2.00	0.97	(2.85)	0.36
Less Distributions:
Distributions from investment income	(0.01)	(0.02)	(0.05)	–
Distributions from capital gains	–	–	(0.17)	–
Total distributions	(0.01)	(0.02)	(0.22)	–
Net increase (decrease) in net asset value	1.99	0.95	(3.07)	0.36
Net Asset Value at end of period	$10.23	$ 8.24	$ 7.29	$10.36
Total Return (%)3	24.244	13.30	(28.02)	3.603
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,564	$1,301	$ 883	$6,098
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.505	2.85	2.18	2.614
After reimbursement of expenses by Adviser (%)	1.505	1.50	1.50	1.504
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.065	0.50	0.56	0.714
Portfolio Turnover (%)6	384	21	55	143

1	Commenced investment operations June 30, 2006.	4	Not annualized.
2	Commenced investment operations December 27, 2006.	5	Annualized.
3	Total return without applicable sales charge.	6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,		Inception to 10/31/071
		2009	2008
CLASS B
Net Asset Value at beginning of period	$ 8.18	$ 7.24	$10.29	$10.00
Income from Investment Operations:
Net investment income	(0.04)	(0.02)	0.03	(0.00)5
Net realized and unrealized gain (loss) on investments	1.98	0.94	(2.91)	0.29
Total from investment operations	1.94	0.92	(2.88)	0.29
Redemption Fees (see Note 2)	–	0.02	0.02	0.005
Less Distributions:	–
Distributions from capital gains	–	–	(0.17)	–
Total distributions	–	–	(0.17)	–
Net increase (decrease) in net asset value	1.94	0.94	(3.05)	0.29
Net Asset Value at end of period	$10.12	$ 8.18	$ 7.24	$10.29
Total Return (%)2	23.723	12.98	(28.38)	2.903
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$238	$100	$ 67	$ 200
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.264	11.03	7.88	11.244
After reimbursement of expenses by Adviser (%)	2.264	2.25	2.25	2.254
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	(0.72)4	(0.22)	(0.19)	(0.01)4
Portfolio Turnover (%)6	383	21	55	143

CLASS Y
Net Asset Value at beginning of period	$ 8.22	$ 7.31	$10.37	$ 9.82
Income from Investment Operations:
Net investment income	0.01	0.05	0.06	0.05
Net realized and unrealized gain (loss) on investments	2.00	0.92	(2.88)	0.50
Total from investment operations	2.01	0.97	(2.82)	0.55
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.07)	–
Distributions from capital gains	–	–	(0.17)	–
Total distributions	(0.03)	(0.06)	(0.24)	–
Net increase (decrease) in net asset value	1.98	0.91	(3.06)	0.55
Net Asset Value at end of period	$10.20	$ 8.22	$ 7.31	$10.37
Total Return (%)3	24.443	13.53	(27.71)	5.603
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,697	$20,389	$13,453	$14,949
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.264	1.52	1.61	1.914
After reimbursement of expenses by Adviser (%)	1.264	1.25	1.25	1.254
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.314	0.77	0.81	0.994
Portfolio Turnover (%)6	383	21	55	143

1	Commenced investment operations December 27, 2006.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Amounts represent less than $0.005 per share.
6	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,
		2009	2008	2007	2006
CLASS A
Net Asset Value at beginning of period	$ 9.94	$ 8.47	$17.05	$15.66	$12.65
Income from Investment Operations:
Net investment income	0.07	0.15	0.23	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.24	1.69	(6.06)	2.92	3.01
Total from investment operations	0.31	1.84	(5.83)	3.08	3.16
Less Distributions:
Distributions from net investment income	(0.25)	(0.16)	(0.24)	(0.11)	(0.14)
Distributions from capital gains	–	(0.21)	(2.51)	(1.58)	(0.01)
Total distributions	(0.25)	(0.37)	(2.75)	(1.69)	(0.15)
Net increase (decrease) in net asset value	0.06	1.47	(8.58)	1.39	3.01
Net Asset Value at end of period	$10.00	$ 9.94	$ 8.47	$17.05	$15.66
Total Return (%)1	3.042	22.82	(40.46)	21.24	25.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,230	$23,094	$19,040	$52,145	$78,958
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.603	1.73	1.93	1.89	1.87
After reimbursement of expenses by Adviser (%)	1.603	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.383	1.81	1.67	0.99	1.03
Portfolio Turnover (%)4	292	82	69	79	63

CLASS B
Net Asset Value at beginning of period	$ 9.76	$ 8.33	$16.79	$15.45	$12.48
Income from Investment Operations:
Net investment income	0.03	0.14	0.18	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.24	1.60	(6.01)	2.84	2.98
Total from investment operations	0.27	1.74	(5.83)	2.92	3.01
Less Distributions:
Distributions from net investment income	(0.17)	(0.10)	(0.12)	–	(0.03)
Distributions from capital gains	–	(0.21)	(2.51)	(1.58)	(0.01)
Total distributions	(0.17)	(0.31)	(2.63)	(1.58)	(0.04)
Net increase (decrease) in net asset value	0.10	1.43	(8.46)	1.34	2.97
Net Asset Value at end of period	$ 9.86	$ 9.76	$ 8.33	$16.79	$15.45
Total Return (%)1	2.742	21.91	(40.95)	20.31	24.18
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$4,822	$5,109	$ 6,237	$15,630	$16,175
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	2.353	2.49	2.69	2.64	2.62
After reimbursement of expenses by Adviser (%)	2.353	2.35	2.35	2.35	2.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.613	1.09	1.04	0.41	0.32
Portfolio Turnover (%)4	292	82	69	79	63

1	Total return without applicable sales charge.
2	Not annualized.
3	Annualized.
4	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND
	Six Months Ended 04/30/10 (unaudited)	Year Ended October 31,			Inception to 10/31/061
		2009	2008	2007
CLASS Y
Net Asset Value at beginning of period	$ 9.95	$ 8.48	$17.08	$15.68	$14.57
Income from Investment Operations:
Net investment income	0.16	0.16	0.31	0.17	0.01
Net realized and unrealized gain (loss) on investments	0.15	1.70	(6.12)	2.96	1.10
Total from investment operations	0.31	1.86	(5.81)	3.13	1.11
Less Distributions:
Distributions from net investment income	(0.27)	(0.18)	(0.28)	(0.15)	–
Distributions from capital gains	–	(0.21)	(2.51)	(1.58)	–
Total distributions	(0.27)	(0.39)	(2.79)	(1.73)	–
Net increase (decrease) in net asset value	0.04	1.47	(8.60)	1.40	1.11
Net Asset Value at end of period	$ 9.99	$ 9.95	$ 8.48	$17.08	$15.68
Total Return (%)2	3.193	23.25	(40.41)	21.59	7.623
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$75,338	$120,187	$81,569	$60,525	$9,025
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.354	1.47	1.68	1.66	1.724
After reimbursement of expenses by Adviser (%)	1.354	1.35	1.35	1.35	1.354
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.554	2.07	2.25	1.48	0.484
Portfolio Turnover (%)5	293	82	69	79	633

1	Commenced investment operations June 30, 2006.
2	Total return without applicable sales charge.
3	Not annualized.
4	Annualized.
5	Portfolio Turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

1. ORGANIZATION

The MEMBERS Mutual Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers thirteen funds (individually, a "fund," collectively, the "funds"). The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the "Investment Adviser"). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers ("Subadvisers") for the management of the investments of the High Income Fund, Small Cap Fund, and the International Stock Fund. The accompanying financial statements include the Cash Reserves, Bond, High Income, Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds (collectively, the "Core Funds"), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the "Target Allocation Funds"). The Core Funds, excluding the Cash Reserves, Diversified Income and Equity Income Funds, offer three classes of shares: Class A, B and Y, the Target Allocation Funds offer three classes of shares: Class A, B and C. The Cash Reserves Fund and the Diversified Income Fund, offer two classes of shares: Class A and B, and the Equity Income Fund offers two classes of shares: Class A and Y. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Target Allocation Funds consist primarily of shares of underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded except for the Equity Income Fund where they are valued at the mean of the best bid and best ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Funds’ Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then current exchange rate as of Noon Eastern Standard Time on each day that the New York Stock Exchange was open for business. Effective May 10, 2010, the values will be converted using the then current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated at as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Federal Income Taxes: It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all it’s taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2010. It is the funds’ policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2006 through October 31, 2009.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with "primary dealers" in U.S. Government securities. As of April 30, 2010, only the Equity Income Fund had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each fund, except the Cash Reserves Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Net realized gains of $496,085 are included in the Statements of Operations under the heading "Net realized loss on investments" for the International Stock Fund. The Cash Reserves Fund can only invest in U.S. dollar-denominated foreign money market securities.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Cash Reserves Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of April 30, 2010, none of the funds had open forward foreign currency exchange contracts.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Futures Contracts: Each fund, except the Cash Reserves Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. As of April 30, 2010, none of the Funds had open futures contracts.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2010, the High Income Fund had entered into such transactions, the market values of which are identified in the fund’s Portfolio of Investments.

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds. Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

Redemption Fees: The Small Cap and the International Stock Funds will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in, or pay to transfer a liability in, an orderly transaction with an independent buyer in the principal or most advantageous market of the investment or liability. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed on the next page:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of April 30, 2010, only the International Stock Fund held securities deemed as a Level 3.

The following is a summary of the inputs used as of April 30, 2010 in valuing the funds’ investments carried at market value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/2010
Conservative Allocation1	$ 42,972,383	$ –	$ –	$ 42,972,383
Moderate Allocation1	102,514,126	–	–	102,514,126
Aggressive Allocation1	35,721,268	–	–	35,721,268
Cash Reserves2	521,460	14,510,665	–	15,032,125
Bond
Asset Backed	–	2,249,808	–	2,249,808
Corporate Notes and Bonds	–	35,970,127	–	35,970,127
Mortgage Backed	–	35,658,511	–	35,658,511
U.S. Government and Agency Obligations	–	120,710,061	–	120,710,061
Investment Companies	9,625,598	8,651,045	–	18,276,643
	9,625,598	203,239,552	–	212,865,150
High Income
Corporate Notes and Bonds	–	116,144,769	–	116,144,769
Investment Companies	4,651,664	–	–	4,651,664
	4,651,664	116,144,769	–	120,766,433
Diversified Income
Common Stocks	43,793,215	–	–	43,793,215
Asset Backed	–	1,142,610	–	1,142,610
Corporate Notes and Bonds	–	18,573,297	–	18,573,297
Mortgage Backed	–	14,528,617	–	14,528,617
U.S. Government and Agency Obligations	–	12,868,868	–	12,868,868
Investment Companies	911,987	–	–	911,987
	44,705,202	47,113,392	–	91,818,594

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)
Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/2010
Equity Income
Common Stocks	$ 26,000,944	$ –	$ –	$ 26,000,944
Repurchase Agreement	–	10,068,160	–	10,068,160
	26,000,944	10,068,160	–	36,069,104
Large Cap Value1	165,589,545	–	–	165,589,545
Large Cap Growth
Common Stocks	154,947,570	–	–	154,947,570
Investment Companies	5,258,077	–	–	5,258,077
	160,205,647	–	–	160,205,647
Mid Cap		–	–
Common Stocks	77,630,708	–	–	77,630,708
Certificate of Deposit	–	1,230,806	–	1,230,806
Investment Companies	3,761,719	–	–	3,761,719
	81,392,427	1,230,806	–	82,623,233
Small Cap1	32,537,896	–	–	32,537,896
International Stock3
Common Stocks
Australia3	–	1,033,203	–	1,033,203
Belgium	–	2,111,190	–	2,111,190
Brazil	–	3,028,500	–	3,028,500
Canada	–	3,006,610	–	3,006,610
China	–	934,457	–	934,457
Czech Republic	–	788,272	–	788,272
Denmark	–	1,237,914	–	1,237,914
France	–	8,036,137	–	8,036,137
Germany	–	4,324,233	–	4,324,233
Hong Kong	–	2,994,948	–	2,994,948
India	–	761,117	–	761,117
Ireland	–	1,722,151	–	1,722,151
Italy	–	1,435,631	–	1,435,631
Japan	–	20,996,990	–	20,996,990
Korea	–	830,341	–	830,341
Mexico	–	750,158	–	750,158
Netherlands	–	1,933,877	–	1,933,877
Norway	–	1,367,600	–	1,367,600
Russia	–	775,850	–	775,850
Singapore	–	935,253	–	935,253
Spain	–	823,988	–	823,988
Sweden	–	2,222,216	–	2,222,216
Switzerland	–	9,037,304	–	9,037,304
Turkey	–	918,650	–	918,650
United Kingdom	–	27,367,967	–	27,367,967
Investment Companies	2,841,502	–	–	2,841,502
	$ 2,841,502	$ 99,374,557	$ –	$102,216,059
1 At April 30, 2010, all investments are Level 1, see respective Portfolio of Investments.
2 At April 30, 2010, all Level 2 securities held are Short Term Investments, see respective Portfolio of Investments.
3 At April 30, 2010, all Level 3 securities held were valued at $0, see respective Portfolio of Investments. Additionally, Level 3 securities were also valued at zero on October 31, 2009 with no activity or changes in valuation during the six-months ended April 30, 2010.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

Derivatives: In March 2008, the FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The funds adopted this guidance effective November 1, 2009 with the inception of the Equity Income Fund.

The following table presents the types of derivatives in the Equity Income Fund (i.e., MENAX) by location as presented on the Statement of Assets and Liabilities as of April 30, 2010:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	–	--	Options written	$1,486,323

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2010:

Derivatives not accounted for as hedging instruments	Realized Gain on Derivatives:	Change in Unrealized Depreciation on Derivatives
Equity contracts	$289,568	($174,055)

Management has determined that there is no impact on the financial statements of the other funds held in the Trust as they currently do not hold derivative financial instruments.

New Accounting Pronouncements: In January, 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after the initial adoption. The impact of this guidance on the funds’ financial statements and disclosures, if any, is currently being assessed.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.20% for the Conservative, Moderate and Aggressive Allocation Funds (collectively, the "Target Allocation Funds") ; 0.40% for the Cash Reserves Fund; 0.50% for the Bond Fund; 0.55% for the High Income Fund; 0.65% for the Diversified Income Fund; 0.85% for the Equity Income Fund; 0.55% for the Large Cap Value Fund; 0.75% for the Large Cap Growth Fund; 0.75% for the Mid Cap Fund; 1.00% for the Small Cap Fund; and 1.05% for the International Stock Fund. Except for the Target Allocations Funds and the Equity Income Fund, each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds at April 30, 2010, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund, and Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser waived a portion of management fees on the Cash Reserves Fund Class A Shares and Class B Shares for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six–month period ended April 30, 2010, the waivers totaled $26,734 for Class A Shares and $5,139 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations.

Services Agreement. The Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 0.25% for each of the Conservative, Moderate and Aggressive Allocation Funds; 0.15% for the Cash Reserves Fund; 0.15% for the Bond Fund; 0.20% for the High Income Fund; 0.20% for the Diversified Income Fund; 0.15% for the Equity Income Fund; 0.36% for the Large Cap Value Fund; 0.20% for the Large Cap Growth Fund; 0.40% for the Mid Cap Fund; 0.25% for the Small Cap Fund; and 0.30% for the International Stock Fund. While the Funds pay the expenses of the Funds’ Independent Trustees and independent auditors directly (the "Direct Fees"), these expenses come out of the service fee so that they do not represent an additional expense to the funds above and beyond the service fee.

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six–month period ended April 30, 2010, the waivers totaled $1,744 for Class A Shares and $333 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations.

Distribution Agreement. Mosaic Funds Distributor, LLC ("MFD") serves as distributor of the funds. The Trust adopted distribution and/or service plans (the "Plans") with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b–1 under the 1940 Act. Under the Plans, the Trust will pay service fees to MFD for Class A, Class B, and Class C shares at an aggregate annual rate of 0.25% of each fund’s daily net assets attributable to the respective class of shares for all funds except the Cash Reserves Fund. The Trust will also pay distribution fees to MFD for Class B and Class C shares at an aggregate annual rate of 0.75% of each fund’s daily net assets attributable to their respective classes. The distribution fees are used to reimburse MFD for its distribution expenses with respect to Class B and Class C only, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used by MFD to compensate selling brokers and others for providing personal and account maintenance services to shareholders. Fees incurred by the funds under the Plans are detailed in the statement of operations.

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable, and paid to MFD. MFD, in turn, uses a portion of these fees to pay financial advisors who sell fund shares, as disclosed in the prospectus. The sales charges retained by MFD from the sales of shares (Class A shares) and the CDSC retained by MFD on the redemption of shares (Class A, B and C shares) for the period November 1, 2009 through April 30, 2010, were as follows:

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)
Fund	Class A	Class B	Class C	Fund	Class A	Class B
Conservative Allocation	$118,531	$ 8,083	$1,757	Equity Income	$62,806	$ –
Moderate Allocation	275,951	19,297	714	Large Cap Value	23,442	5,015
Aggressive Allocation	121,210	6,336	31	Large Cap Growth	23,435	4,754
Cash Reserves	–	7,995	–	Mid Cap	18,143,	5,143
Bond	21,436	4,294	–	Small Cap	3,759	82
High Income	39,997	1,253	–	International Stock	22,926	3,658
Diversified Income	35,299	5,210	–

The distributor may from time to time voluntary agree to waive a portion of its fees or expenses related to the funds. In that regard, the distributor waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one-day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the six-month period ended April 30, 2010, the waivers totaled $9,639 and are reflected as fees waived in the accompanying Statement of Operations.

Officers and Trustees. Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Unaffiliated trustees receive from the Trust an attendance fee for each Board or Committee meeting attended, with additional remuneration paid to the "lead" trustee and audit committee chair.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests monthly. The Bond Fund, High Income Fund and Diversified Income Fund declare and reinvest dividends, if any, monthly. The Conservative Allocation and Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund, and the International Stock Fund declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the six months ended April 30, 2010, aggregate cost of purchases and proceeds from sales of securities, other than short–term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$ –	$ –	$ 14,751,151	$ 11,247,591
Moderate Allocation	–	–	37,370,060	31,594,073
Aggressive Allocation	–	–	16,524,627	14,277,953
Bond	16,804,511	4,150,630	1,470,860	2,503,500
High Income	–	–	35,384,612	28,706,475
Diversified Income	188,723	1,391,452	9,309,489	9,019,381
Equity Income	–	–	29,666,205	4,867,650
Large Cap Value	–	–	44,217,973	36,842,859

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)
	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Growth	–	–	61,104,634	78,682,802
Mid Cap	–	–	45,433,053	50,233,493
Small Cap	–	–	11,412,757	22,946,337
International Stock	–	–	31,436,544	80,935,175

6. COVERED CALL OPTIONS

The Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) "naked" or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

Transactions in option contracts during the period ended April 30, 2010 were as follows:
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	–	$ –
Options written during the period	10,000	1,935,817
Options expired during the period	(680)	(127,662)
Options closed during the period	(1,322)	(270,396)
Options assigned during the period	(1,097)	(225,491)
Options outstanding, end of period	6,901	$1,312,268

7. FOREIGN SECURITIES

Each fund may invest in foreign securities, however, the Cash Reserves Fund is limited to U.S. dollar–denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar–denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain of the funds have reclaim receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statement of Assets and Liabilities. On a periodic basis, these receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

8. SECURITIES LENDING

Each fund, except the Target Allocation, Cash Reserves, Small Cap and Equity Income Funds, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At April 30, 2010, none of the funds had securities out on loan.

Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)
The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

The funds did not transact in securities lending for the six-month period ended April 30, 2010.

9. TAX INFORMATION

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2009, which are available to offset future capital gains, if any:

Fund	2010	2011	2012	2013	2014	2015	2016	2017
Conservative Allocation	$ –	$ –	$ –	$ –	$ –	$ –	$ 823,887	$ 1,619,779
Moderate Allocation	–	–	–	–	–	–	4,121,648	6,462,247
Aggressive Allocation	–	–	–	–	–	–	1,431,110	2,049,055
Bond	–	–	85,623	65,261	362,802	57,909	–	836,574
High Income	2,445,850	614,259	–	–	–	72,549	4,653,350	2,183,308
Diversified Income	–	–	–	–	–	–	3,638,247	14,441,031
Large Cap Value	–	–	–	–	–	–	9,531,689	20,011,738
Large Cap Growth	–	1,255,080	–	–	–	–	15,286,497	18,608,339
Mid Cap	–	–	–	–	–	–	5,486,237	8,971,382
Small Cap	–	–	–	–	–	–	1,362,749	1,697,646
International Stock	–	–	–	–	–	–	–	22,902,552

At April 30, 2010, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 409,206	$ 76,944	$ 332,262
Moderate Allocation	2,399,542	838,846	1,560,696
Aggressive Allocation	983,340	252,198	731,142
Bond	7,629,462	845,106	6,784,356
High Income	8,690,790	103,048	8,587,742
Diversified Income	7,966,780	2,750,910	5,215,870
Equity Income	1,417,189	469,853	947,336
Large Cap Value	16,790,668	5,001,063	11,789,605
Large Cap Growth	23,964,685	861,831	23,102,854
Mid Cap	11,739,673	100,836	11,638,837
Small Cap	6,429,888	331,935	6,097,953
International Stock	11,755,533	1,633,571	10,121,962

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation Funds are structured as fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds"), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Target Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Target Allocation Funds invest in underlying funds, of which certain underlying funds, may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the "affiliated underlying funds’’). A summary of the transactions with each affiliated underlying fund during the year ended April 30, 2010 follows:

Fund/Underlying Fund	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2010	Value at 4/30/2010	Realized Loss	Distributions Received1
Conservative Allocation Fund
Madison Mosaic Institutional Bond Fund	–	350,948	–	350,948	$ 3,800,770	$ –	$ 15,705
MEMBERS Bond Fund Class Y	934,413	39,193	5,620	967,986	9,796,019	863	131,737
MEMBERS High Income Fund Class Y	709,172	50,503	19,006	740,669	5,110,616	(5,313)	194,705
MEMBERS International Stock Fund Class Y	323,539	12,859	128,767	207,631	2,076,313	(314,619)	59,975
MEMBERS Equity Income Fund, Class Y1		110,189	557	109,632	1,148,948	(37)	–

MEMBERS Mutual Funds | April 30, 2010
Notes to Financial Statements (unaudited)

Fund/Underlying Fund	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2010	Value at 4/30/2010	Realized Loss	Distributions Received1
Conservative Allocation Fund - cont.
MEMBERS Large Cap Growth Fund Class Y1	264,567	11,240	41,407	234,400	3,504,276	(96,552)	17,580
MEMBERS Large Cap Value Fund Class Y	260,669	37,195	2,365	296,499	3,489,792	(11,467)	46,246
Totals					$28,926,734	$(427,125)	$465,948

Moderate Allocation Fund
Madison Mosaic Institutional Bond Fund	–	441,727	–	441,727	$ 4,783,902	$ –	$ 19,767
MEMBERS Bond Fund Class Y	1,304,545	29,612	5,232	1,328,925	13,448,718	1,117	180,986
MEMBERS High Income Fund Class Y	1,236,623	61,556	5,394	1,292,785	8,920,213	(4,667)	335,847
MEMBERS International Stock Fund Class Y	1,399,914	29,959	626,140	803,733	8,037,330	(1,796,653)	217,652
Madison Mosaic Disciplined Equity Fund	–	440,945	–	440,945	5,397,173	–	5,379
MEMBERS Equity Income Fund Class Y1	–	352,642	1,093	351,549	3,684,238	(20)	–
MEMBERS Large Cap Growth Fund Class Y	855,788	42,320	215,381	682,727	10,206,774	(411,553)	49,799
MEMBERS Large Cap Value Fund Class Y	746,352	124,620	7,371	863,601	10,164,588	(39,473)	129,582
MEMBERS Mid Cap Fund Class Y1	500,218	3,504	1,925	501,797	2,950,566	(4,311)	–
MEMBERS Small Cap Fund Class Y	302,264	227,094	161,033	368,325	3,756,917	(262,304)	9,756
Totals					$71,350,419	$(3,457,645)	$948,768

Aggressive Allocation Fund
MEMBERS Bond Fund Class Y	95,067	35,743	708	130,102	$ 1,316,631	$ 1	$ 15,427
MEMBERS High Income Fund Class Y	276,834	27,020	1,898	301,956	2,083,498	(11)	77,937
MEMBERS International Stock Fund Class Y	573,860	16,578	214,587	375,851	3,758,512	(878,001)	111,844
Madison Mosaic Disciplined Equity Fund	–	299,355	–	299,355	3,664,099	–	3,673
MEMBERS Equity Income Fund Class Y1	–	121,327	163	121,164	1,269,794	3	–
MEMBERS Large Cap Growth Fund Class Y	361,678	19,737	98,351	283,064	4,231,812	(205,354)	20,911
MEMBERS Large Cap Value Fund Class Y	321,461	40,895	6,500	355,856	4,188,431	(34,337)	57,501
MEMBERS Mid Cap Fund Class Y1	357,423	2,934	3,365	356,992	2,099,115	(7,250)	–
MEMBERS Small Cap Fund Class Y	169,339	139,585	120,028	188,896	1,926,742	(158,913)	5,541
Totals					$24,538,634	$(1,772,926)	$292,834

1 Non-income producing.
2 Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds’ financial statements through June 23, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MEMBERS Mutual Funds | April 30, 2010
Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b–1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2010. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one–half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,061.30	.70%	$3.58	$1,057.30	1.45%	$ 7.40
Moderate Allocation	1,000	1,086.60	.70%	3.62	1,081,20	1.45%	7.48
Aggressive Allocation	1,000	1,107.60	.70%	3.66	1,103.00	1.45%	7.56
Cash Reserves	1,000	1,000.00	.13%	0.64	1,000.00	0.13%	.64
Bond	1,000	1,014.40	.90%	4.50	1,009.60	1.65%	8.22
High Income	1,000	1,079.10	1.00%	5.16	1,074.20	1.75%	9.00
Diversified Income	1,000	1,079.40	1.10%	5.67	1,075.90	1.85%	9.52
Equity Income	1,000	1,047.00	1.25%	6.24	–	–	–
Large Cap Value	1,000	1,127.60	1.16%	6.12	1,124.20	1.91%	10.06
Large Cap Growth	1,000	1,134.40	1.20%	6.35	1,129.90	1.95%	10.30
Mid Cap	1,000	1,177.80	1.40%	7.56	1,171.70	2.15%	11.58
Small Cap	1,000	1,242.40	1.50%	8.34	1,237.20	2.26%	12.54
International Stock	1,000	1,030.40	1.60%	8.05	1,027.40	2.35%	11.81

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,057.20	1.45%	$7.40
Moderate Allocation	1,000	1,082.30	1.45%	7.49
Aggressive Allocation	1,000	1,102.90	1.45%	7.56

MEMBERS Mutual Funds | April 30, 2010
Other Information (unaudited)

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Bond	$1,000	$1,014.70	.65%	$3.25
High Income	1,000	1,079.10	.75%	3.87
Equity Income	1,000	1,048.00	1.00%	4.98
Large Cap Value	1,000	1,129.40	.91%	4.80
Large Cap Growth	1,000	1,136.00	.95%	5.03
Mid Cap	1,000	1,176.00	1.15%	6.20
Small Cap	1,000	1,244.40	1.26%	7.01
International Stock	1,000	1,031.90	1.35%	6.80

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,021.32	.70%	$3.51	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,021.32	.70%	$3.51	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,021.32	.70%	$3.51	1,017.60	1.45%	7.25
Cash Reserves	1,000	1,024.15	.13%	0.65	1,024.15	.13%	0.65
Bond	1,000	1,020.33	.90%	4.51	1,016.61	1.65%	8.25
High Income	1,000	1,019.84	1.00%	5.01	1,016.12	1.75%	8.75
Diversified Income	1,000	1,019.34	1.10%	5.51	1,015.62	1.85%	9.25
Equity Income	1,000	1,025.05	1.25%	6.21	–	–	–
Large Cap Value	1,000	1,019.04	1.16%	5.81	1,015.32	1.91%	9.54
Large Cap Growth	1,000	1,018.84	1.20%	6.01	1,015.12	1.95%	9.74
Mid Cap	1,000	1,017.85	1.40%	7.00	1,014.13	2.15%	10.74
Small Cap	1,000	1,017.36	1.50%	7.50	1,013.59	2.26%	11.28
International Stock	1,000	1,016.86	1.60%	8.00	1,013.14	2.35%	11.73

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,017.60	1.45%	$7.25
Moderate Allocation	1,000	1,017.60	1.45%	7.25
Aggressive Allocation	1,000	1,017.60	1.45%	7.25

MEMBERS Mutual Funds | April 30, 2010
Other Information (unaudited)
	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Bond	$1,000	$1,021.57	.65%	$3.26
High Income	1,000	1,021.08	.75%	3.76
Equity Income	1,000	1,025.05	1.00%	4.94
Large Cap Value	1,000	1,020.28	.91%	4.56
Large Cap Growth	1,000	1,020.08	.95%	4.76
Mid Cap	1,000	1,019.09	1.15%	5.76
Small Cap	1,000	1,018.55	1.26%	6.31
International Stock	1,000	1,018.10	1.35%	6.76

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N–Q. Form N–Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N–Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds’ website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

(logo) MEMBERS(R) Mutual Funds

MEMBERS Mutual Funds
Post Office Box 8390
Boston, MA  02266-8390
1(800)877-6089

www.membersfunds.com

SEC File Number 811-08261

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(c) The code was amended and restated effective July 1, 2009 coinciding with the effectiveness of the Trust's invesmtment advisory agreement with Madison Asset Management, LLC (the "Adviser").  The provisions and restrictions of the code are not materially different than the code adopted by the Trust prior to that date.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of "the MEMBERS Mutual Funds Sarbanes Oxley Code of Ethics."

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: June 28, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: June 28, 2010